UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2022

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Developing Growth Portfolio

For the six-month period ended June 30, 2022

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

23	Supplemental Information to Shareholders

Lord Abbett Series Fund — Developing Growth Portfolio
Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Developing Growth Portfolio for the six-month period ended June 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/22 -
	1/1/22	6/30/22	6/30/22
Class VC
Actual	$1,000.00	$638.20	$4.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.21

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Communication Services	3.97%
Consumer Discretionary	5.77%
Consumer Staples	5.18%
Energy	3.34%
Financials	2.82%
Health Care	27.60%
Industrials	14.14%
Information Technology	27.57%
Materials	4.50%
Repurchase Agreements	3.10%
Money Market Funds(a)	1.81%
Time Deposits(a)	0.20%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

June 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.83%

COMMON STOCKS 96.83%

Aerospace & Defense 2.97%
AeroVironment, Inc.*	8,887	$730,511
Axon Enterprise, Inc.*	7,099	661,414
Parsons Corp.*	19,880	803,550
Total		2,195,475

Banks 1.53%
Glacier Bancorp, Inc.	12,027	570,321
Popular, Inc.	7,311	562,435
Total		1,132,756

Beverages 0.89%
Duckhorn Portfolio, Inc. (The)*	31,387	661,010

Biotechnology 13.22%
Alkermes plc (Ireland)*(a)	39,751	1,184,182
Biohaven Pharmaceutical Holding Co. Ltd.*	7,349	1,070,823
Cerevel Therapeutics Holdings, Inc.*	23,464	620,388
Cytokinetics, Inc.*	33,991	1,335,507
Halozyme Therapeutics, Inc.*	7,910	348,040
Intellia Therapeutics, Inc.*	8,744	452,590
Karuna Therapeutics, Inc.*	5,212	659,370
Krystal Biotech, Inc.*	20,527	1,347,803
Legend Biotech Corp. ADR*	6,012	330,660
Mirati Therapeutics, Inc.*	6,472	434,465
Sarepta Therapeutics, Inc.*	7,521	563,774
Ultragenyx Pharmaceutical, Inc.*	7,529	449,180
Xenon Pharmaceuticals, Inc. (Canada)*(a)	32,627	992,513
Total		9,789,295

Capital Markets 0.99%
Piper Sandler Cos.	6,479	734,459
Investments	Shares	Fair Value
Chemicals 3.48%
Balchem Corp.	7,211	$935,555
Cabot Corp.	8,561	546,106
Livent Corp.*	48,208	1,093,840
Total		2,575,501

Commercial Services & Supplies 2.38%
Clean Harbors, Inc.*	8,637	757,206
Tetra Tech, Inc.	7,341	1,002,413
Total		1,759,619

Communications Equipment 2.23%
Calix, Inc.*	30,184	1,030,482
Lumentum Holdings, Inc.*	7,844	622,970
Total		1,653,452

Construction & Engineering 2.36%
Ameresco, Inc. Class A*	14,524	661,714
Comfort Systems USA, Inc.	13,022	1,082,779
Total		1,744,493

Construction Materials 1.11%
Eagle Materials, Inc.	7,466	820,812

Diversified Consumer Services 0.62%
Duolingo, Inc.*	5,232	458,062

Electronic Equipment, Instruments & Components 2.24%
II-VI, Inc.*	15,433	786,311
Littelfuse, Inc.	3,428	870,849
Total		1,657,160

Energy Equipment & Services 1.43%
Cactus, Inc. Class A	19,717	794,003
MELI Kaszek Pioneer Corp. Class A*	26,433	261,687
Total		1,055,690

Entertainment 1.11%
World Wrestling Entertainment, Inc. Class A	13,216	825,868

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Shares	Fair Value
Food & Staples Retailing 1.81%
BJ’s Wholesale Club Holdings, Inc.*	6,356	$396,106
Grocery Outlet Holding Corp.*	22,148	944,169
Total		1,340,275

Food Products 1.73%
Simply Good Foods Co. (The)*	33,860	1,278,892

Health Care Equipment & Supplies 10.16%
Axonics, Inc.*	24,756	1,402,923
Bausch & Lomb Corp. (Canada)*(a)	35,237	537,012
Envista Holdings Corp.*	15,606	601,455
Figs, Inc. Class A*	13,694	124,752
Inari Medical, Inc.*	10,697	727,289
iRhythm Technologies, Inc.*	6,455	697,334
Lantheus Holdings, Inc.*	28,426	1,876,969
Shockwave Medical, Inc.*	8,120	1,552,300
Total		7,520,034

Health Care Technology 1.90%
Inspire Medical Systems, Inc.*	7,685	1,403,819

Hotels, Restaurants & Leisure 3.46%
Marriott Vacations Worldwide Corp.	5,643	655,717
Papa John’s International, Inc.	7,458	622,892
Planet Fitness, Inc. Class A*	18,838	1,281,172
Total		2,559,781

Household Durables 0.45%
Helen of Troy Ltd.*	2,035	330,504

Information Technology Services 4.10%
Endava plc ADR*	11,339	1,000,894
Flywire Corp.*	20,860	367,762
Globant SA (Uruguay)*(a)	3,959	688,866
Shift4 Payments, Inc. Class A*	7,657	253,140
WEX, Inc.*	4,657	724,443
Total		3,035,105
Investments	Shares	Fair Value
Interactive Media & Services 1.60%
Cargurus, Inc.*	24,608	$528,826
ZipRecruiter, Inc. Class A*	44,333	657,015
Total		1,185,841

Leisure Products 0.77%
Callaway Golf Co.*	27,995	571,098

Machinery 4.24%
Chart Industries, Inc.*	6,980	1,168,312
Evoqua Water Technologies Corp.*	33,244	1,080,763
RBC Bearings, Inc.*	4,815	890,534
Total		3,139,609

Media 0.45%
Integral Ad Science Holding Corp.*	33,644	334,085

Oil, Gas & Consumable Fuels 2.33%
Earthstone Energy, Inc. Class A*(b)	19,154	261,452
Matador Resources Co.	14,905	694,424
Range Resources Corp.*	31,081	769,255
Total		1,725,131

Personal Products 0.86%
Inter Parfums, Inc.	8,678	634,015

Pharmaceuticals 2.89%
Intra-Cellular Therapies, Inc.*	37,423	2,136,105

Professional Services 0.79%
FTI Consulting, Inc.*	3,222	582,699

Road & Rail 0.56%
Saia, Inc.*	2,208	415,104

Semiconductors & Semiconductor Equipment 8.85%
CEVA, Inc.*	14,241	477,928
Diodes, Inc.*	17,233	1,112,735
MKS Instruments, Inc.	5,451	559,436
Rambus, Inc.*	31,227	671,068
Semtech Corp.*	23,855	1,311,309

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment (continued)
Silicon Motion Technology Corp. ADR	11,538	$965,731
SiTime Corp.*	6,092	993,179
Synaptics, Inc.*	3,869	456,735
Total		6,548,121

Software 10.71%
Avalara, Inc.*	11,267	795,450
Clear Secure, Inc. Class A*(b)	39,457	789,140
CyberArk Software Ltd. (Israel)*(a)	7,284	932,061
Five9, Inc.*	8,116	739,692
Gitlab, Inc. Class A*(b)	17,517	930,853
Jamf Holding Corp.*	41,580	1,029,937
Procore Technologies, Inc.*	12,523	568,419
Rapid7, Inc.*	14,680	980,624
Sprout Social, Inc. Class A*	7,480	434,364
Tenable Holdings, Inc.*	16,073	729,875
Total		7,930,415

Textiles, Apparel & Luxury Goods 0.59%
Crocs, Inc.*	9,008	438,419

Trading Companies & Distributors 1.14%
Applied Industrial Technologies, Inc.	3,762	361,791
Rush Enterprises, Inc. Class A	9,978	480,940
Total		842,731

Wireless Telecommunication Services 0.88%
Gogo, Inc.*	40,490	655,533
Total Common Stocks (cost $84,133,958)		71,670,968
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 5.22%

Repurchase Agreements 3.16%
Repurchase Agreement dated 6/30/2022, 0.55% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $2,563,400 of U.S. Treasury Note at 0.50% due 3/31/2025; value: $2,389,151; proceeds: $2,342,284 (cost $2,342,248)	$2,342,248	$2,342,248

	Shares

Money Market Funds 1.85%
Fidelity Government Portfolio(c) (cost $1,367,728)	1,367,728	1,367,728

Time Deposits 0.21%
CitiBank N.A.(c) (cost $151,970)	151,970	151,970
Total Short-Term Investments (cost $3,861,946)		3,861,946
Total Investments in Securities 102.05% (cost $87,995,904)		75,532,914
Other Assets and Liabilities – Net (2.05)%		(1,514,951)
Net Assets 100.00%		$74,017,963

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2022

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Software	$7,200,540	$729,875	$–	$7,930,415
Remaining Industries	63,740,553	–	–	63,740,553
Short-Term Investments
Repurchase Agreements	–	2,342,248	–	2,342,248
Money Market Funds	1,367,728	–	–	1,367,728
Time Deposits	–	151,970	–	151,970
Total	$72,308,821	$3,224,093	$–	$75,532,914

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2022

ASSETS:
Investments in securities, at fair value including $1,454,892 of securities loaned (cost $87,995,904)	$75,532,914
Cash	28
Receivables:
Capital shares sold	188,037
From advisor (See Note 3)	13,603
Interest and dividends	6,378
Securities lending income receivable	1,127
Prepaid expenses	1,568
Total assets	75,743,655
LIABILITIES:
Payables:
Payable for collateral due to broker for securities lending	1,519,698
Transfer agent fees	91,414
Management fee	46,859
Capital shares reacquired	13,397
Directors’ fees	8,354
Fund administration	2,499
Accrued expenses	43,471
Total liabilities	1,725,692
Commitments and contingent liabilities
NET ASSETS	$74,017,963
COMPOSITION OF NET ASSETS:
Paid-in capital	$101,362,924
Total distributable earnings (loss)	(27,344,961)
Net Assets	$74,017,963
Outstanding shares (50 million shares of common stock authorized, $.0001 par value)	3,352,881
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$22.08

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Investment income:
Dividends (net of foreign withholding taxes of $826)	$133,573
Securities lending net income	3,633
Interest and other	768
Total investment income	137,974
Expenses:
Management fee	328,311
Non 12b-1 service fees	109,359
Shareholder servicing	47,581
Professional	19,995
Fund administration	17,569
Custody	8,871
Reports to shareholders	7,513
Directors’ fees	790
Other	10,066
Gross expenses	550,055
Expense reductions (See Note 8)	(115)
Fees waived and expenses reimbursed (See Note 3)	(93,138)
Net expenses	456,802
Net investment loss	(318,828)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(10,811,251)
Net change in unrealized appreciation/depreciation on investments	(31,141,492)
Net realized and unrealized gain (loss)	(41,952,743)
Net Decrease in Net Assets Resulting From Operations	$(42,271,571)

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment loss	$(318,828)	$(1,187,918)
Net realized gain (loss) on investments	(10,811,251)	23,624,611
Net change in unrealized appreciation/depreciation on investments	(31,141,492)	(27,374,033)
Net decrease in net assets resulting from operations	(42,271,571)	(4,937,340)
Distributions to shareholders:	–	(29,485,936)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	7,099,300	40,754,167
Reinvestment of distributions	–	29,485,936
Cost of shares reacquired	(7,799,604)	(56,127,426)
Net increase (decrease) in net assets resulting from capital share transactions	(700,304)	14,112,677
Net decrease in net assets	(42,971,875)	(20,310,599)
NET ASSETS:
Beginning of period	$116,989,838	$137,300,437
End of period	$74,017,963	$116,989,838

10	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2022(c)	$34.61	$(0.09)	$(12.44)	$(12.53)	$–	$22.08
12/31/2021	47.18	(0.42)	(0.93)	(1.35)	(11.22)	34.61
12/31/2020	29.88	(0.30)	22.17	21.87	(4.57)	47.18
12/31/2019	24.97	(0.27)	8.23	7.96	(3.05)	29.88
12/31/2018	28.18	(0.21)	1.41	1.20	(4.41)	24.97
12/31/2017	21.69	(0.13)	6.62	6.49	–	28.18

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
(36.18	)(d)	1.04	(e)	1.26	(e)	(0.73	)(e)	$74,018	63	(d)
(2.75)		1.04		1.15		(0.87)		116,990	121
72.60		1.04		1.24		(0.84)		137,300	113
31.77		1.01		1.27		(0.86)		79,374	106
4.88		0.94		1.31		(0.63)		54,749	112
29.92		0.90		1.38		(0.52)		39,658	103

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2022. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. The Fund generally is not available for purchase by new investors, existing shareholders may continue to purchase Fund shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity,

14

Notes to Financial Statements (unaudited)(continued)

reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase

15

Notes to Financial Statements (unaudited)(continued)

agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the annual rate of:

First $100 million	.75%
Over $100 million	.50%

16

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2022, the effective management fee, net of any applicable waivers, was at an annualized rate of .56% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $8,871 of fund administration fees during the six months ended June 30, 2022.

For the six months ended June 30, 2022 and continuing through April 30, 2023, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 1.04%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex- dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021 was as follows:

	Six Months Ended 6/30/2022 (unaudited)	Year Ended 12/31/2021
Distributions paid from:
Ordinary income	$–	$2,393,402
Net long-term capital gains	–	27,092,534
Total distributions paid	$–	$29,485,936

17

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$88,563,282
Gross unrealized gain	2,650,775
Gross unrealized loss	(15,681,143)
Net unrealized security gain (loss)	$(13,030,368)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for six months ended June 30, 2022 were as follows:

Purchases	Sales
$55,732,855	$57,297,039

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2022.

The Company is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund engaged in cross-trade sales of $104,198 which resulted in gains of $3,435.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$2,342,248	$–	$2,342,248
Total	$2,342,248	$–	$2,342,248

18

Notes to Financial Statements (unaudited)(continued)

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$2,342,248	$–	$–		$(2,342,248)	$–
Total	$2,342,248	$–	$–		$(2,342,248)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

19

Notes to Financial Statements (unaudited)(continued)

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2022, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2022, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

20

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2022, the market value of securities and collateral received for the fund were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$1,454,892	$1,519,698

(1)	Statement of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

21

Notes to Financial Statements (unaudited)(concluded)

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares sold	272,640	821,205
Reinvestment of distributions	–	834,272
Shares reacquired	(300,440)	(1,184,978)
Increase (decrease)	(27,800)	470,499

22

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

23

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Developing Growth Portfolio	SFDG-PORT-3 (08/22)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Fundamental Equity Portfolio

For the six-month period ended June 30, 2022

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

21	Supplemental Information to Shareholders

Lord Abbett Series Fund — Fundamental Equity Portfolio

Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/22	6/30/22	1/1/22 - 6/30/22
Class VC
Actual	$1,000.00	$829.90	$4.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Communication Services	5.19%
Consumer Discretionary	5.45%
Consumer Staples	7.12%
Energy	7.75%
Financials	18.09%
Health Care	17.18%
Industrials	13.04%
Information Technology	9.73%
Materials	5.59%
Real Estate	3.66%
Utilities	3.04%
Repurchase Agreements	4.16%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.07%

COMMON STOCKS 96.07%

Aerospace & Defense 4.22%
Lockheed Martin Corp.	8,320	$3,577,267
Raytheon Technologies Corp.	35,910	3,451,310
Total		7,028,577

Automobiles 1.29%
General Motors Co.*	67,540	2,145,070

Banks 3.35%
East West Bancorp, Inc.	35,280	2,286,144
Wells Fargo & Co.	84,190	3,297,722
Total		5,583,866

Biotechnology 1.98%
AbbVie, Inc.	21,490	3,291,408

Building Products 1.85%
Masco Corp.	36,820	1,863,092
Masonite International Corp.*	15,770	1,211,609
Total		3,074,701

Capital Markets 4.51%
Ameriprise Financial, Inc.	10,520	2,500,393
Blackstone Group, Inc. (The)	26,290	2,398,437
Morgan Stanley	34,280	2,607,337
Total		7,506,167

Chemicals 2.78%
Avient Corp.	34,840	1,396,387
Nutrien Ltd. (Canada)(a)	9,110	725,976
Valvoline, Inc.	87,070	2,510,228
Total		4,632,591

Communications Equipment 1.04%
Cisco Systems, Inc.	40,510	1,727,346

Construction & Engineering 1.43%
EMCOR Group, Inc.	23,090	2,377,346

Consumer Finance 1.37%
American Express Co.	16,440	2,278,913
Investments	Shares	Fair Value
Containers & Packaging 1.08%
Avery Dennison Corp.	11,110	$1,798,376

Diversified Financial Services 1.43%
Equitable Holdings, Inc.	91,170	2,376,802

Electric: Utilities 3.05%
Entergy Corp.	24,490	2,758,554
NextEra Energy, Inc.	29,890	2,315,279
Total		5,073,833

Electronic Equipment, Instruments & Components 1.04%
Teledyne Technologies, Inc.*	4,630	1,736,759

Energy Equipment & Services 1.40%
NOV, Inc.	137,570	2,326,309

Equity Real Estate Investment Trusts 3.67%
American Homes 4 Rent	49,600	1,757,824
Life Storage, Inc.	17,070	1,906,036
Prologis, Inc.	20,850	2,453,003
Total		6,116,863

Food & Staples Retailing 1.95%
BJ’s Wholesale Club Holdings, Inc.*	52,152	3,250,113

Health Care Providers & Services 5.89%
CVS Health Corp.	26,690	2,473,096
Tenet Healthcare Corp.*	43,200	2,270,592
UnitedHealth Group, Inc.	9,870	5,069,528
Total		9,813,216

Hotels, Restaurants & Leisure 1.91%
Caesars Entertainment, Inc.*	46,080	1,764,864
Hilton Worldwide Holdings, Inc.	12,670	1,411,945
Total		3,176,809

Household Products 3.54%
Clorox Co. (The)	11,700	1,649,466
Procter & Gamble Co. (The)	15,600	2,243,124
Spectrum Brands Holdings, Inc.	24,530	2,011,951
Total		5,904,541

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Shares	Fair Value
Information Technology Services 1.49%
Euronet Worldwide, Inc.*	24,600	$2,474,514

Insurance 7.47%
Allstate Corp. (The)	27,060	3,429,314
American International Group, Inc.	31,290	1,599,858
Arch Capital Group Ltd.*	50,230	2,284,962
Arthur J Gallagher & Co.	19,610	3,197,214
Fidelity National Financial, Inc.	52,480	1,939,661
Total		12,451,009

Interactive Media & Services 2.15%
Alphabet, Inc. Class A*	1,646	3,587,062

Life Sciences Tools & Services 2.85%
Azenta, Inc.	29,190	2,104,599
Thermo Fisher Scientific, Inc.	4,880	2,651,206
Total		4,755,805

Machinery 3.04%
Crane Holdings Co.	29,010	2,540,116
Parker-Hannifin Corp.	10,280	2,529,394
Total		5,069,510

Media 1.80%
Comcast Corp. Class A	76,560	3,004,214

Metals & Mining 1.74%
Alcoa Corp.	26,140	1,191,461
Reliance Steel & Aluminum Co.	10,070	1,710,490
Total		2,901,951

Multi-Line Retail 0.47%
Target Corp.	5,590	789,476

Oil, Gas & Consumable Fuels 6.38%
Chesapeake Energy Corp.	43,780	3,550,558
Pioneer Natural Resources Co.	15,430	3,442,124
Shell plc ADR	69,420	3,629,972
Total		10,622,654
Investments	Shares	Fair Value
Personal Products 1.64%
BellRing Brands, Inc.*	109,690	$2,730,184

Pharmaceuticals 6.50%
Eli Lilly & Co.	5,151	1,670,109
Organon & Co.	131,840	4,449,600
Pfizer, Inc.	89,749	4,705,540
Total		10,825,249

Road & Rail 1.23%
Norfolk Southern Corp.	9,000	2,045,610

Semiconductors & Semiconductor Equipment 3.29%
KLA Corp.	5,030	1,604,973
Micron Technology, Inc.	26,030	1,438,938
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,020	819,135
Texas Instruments, Inc.	10,560	1,622,544
Total		5,485,590

Software 1.47%
Microsoft Corp.	9,550	2,452,727

Specialty Retail 1.80%
AutoZone, Inc.*	390	838,157
Lowe’s Cos., Inc.	12,360	2,158,921
Total		2,997,078

Technology Hardware, Storage & Peripherals 1.42%
NetApp, Inc.	36,230	2,363,645

Trading Companies & Distributors 1.31%
AerCap Holdings NV (Ireland)*(a)	53,150	2,175,961

Wireless Telecommunication Services 1.24%
T-Mobile US, Inc.*	15,390	2,070,571
Total Common Stocks (cost $167,929,412)		160,022,416

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.16%

Repurchase Agreements 4.16%
Repurchase Agreement dated 6/30/2022, 0.55% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $7,198,900 of U.S. Treasury Note at 2.25% due 11/15/2024; value: $7,079,387; proceeds: $6,940,629 (cost $6,940,523)	$6,940,523	$6,940,523
Total Investments in Securities 100.23% (cost $174,869,935)		166,962,939
Other Assets and Liabilities – Net (0.23)%		(388,613)
Net Assets 100.00%		$166,574,326

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$160,022,416	$–	$–	$160,022,416
Short-Term Investments
Repurchase Agreements	–	6,940,523	–	6,940,523
Total	$160,022,416	$6,940,523	$–	$166,962,939

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2022

ASSETS:
Investments in securities, at fair value (cost $174,869,935)	$166,962,939
Receivables:
Interest and dividends	95,124
From advisor (See Note 3)	19,032
Capital shares sold	10,115
Securities lending income receivable	117
Total assets	167,087,327
LIABILITIES:
Payables:
Transfer agent fees	178,086
Management fee	105,647
Capital shares reacquired	83,490
Directors’ fees	45,912
Fund administration	5,635
Foreign currency overdraft (cost $5)	5
Accrued expenses	94,226
Total liabilities	513,001
Commitments and contingent liabilities
NET ASSETS	$166,574,326
COMPOSITION OF NET ASSETS:
Paid-in capital	$149,121,302
Total distributable earnings (loss)	17,453,024
Net Assets	$166,574,326
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	9,980,608
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.69

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Investment income:
Dividends (net of foreign withholding taxes of $4,680)	$2,493,092
Securities lending net income	3,894
Interest and other	2,078
Total investment income	2,499,064
Expenses:
Management fee	900,007
Non 12b-1 service fees	307,872
Shareholder servicing	132,831
Fund administration	49,468
Professional	22,660
Custody	22,200
Reports to shareholders	16,085
Directors’ fees	2,143
Other	21,571
Gross expenses	1,474,837
Expense reductions (See Note 8)	(302)
Fees waived and expenses reimbursed (See Note 3)	(138,907)
Net expenses	1,335,628
Net investment income	1,163,436
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	23,783,661
Net change in unrealized appreciation/depreciation on investments	(70,616,377)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(1,224)
Net realized and unrealized gain (loss)	(46,833,940)
Net Decrease in Net Assets Resulting From Operations	$(45,670,504)

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2022	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2021
Operations:
Net investment income	$1,163,436	$2,466,148
Net realized gain (loss) on investments	23,783,661	45,134,908
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(70,617,601)	28,289,536
Net increase (decrease) in net assets resulting from operations	(45,670,504)	75,890,592
Distributions to shareholders:	–	(15,232,278)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	37,882,091	3,372,455
Reinvestment of distributions	–	15,232,278
Cost of shares reacquired	(140,802,880)	(66,300,822)
Net decrease in net assets resulting from capital share transactions	(102,920,789)	(47,696,089)
Net increase (decrease) in net assets	(148,591,293)	12,962,225
NET ASSETS:
Beginning of period	$315,165,619	$302,203,394
End of period	$166,574,326	$315,165,619

See Notes to Financial Statements.	9

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2022(c)	$ 20.11	$ 0.09	$ (3.51)	$ (3.42)	$ –	$ –	$ –
12/31/2021	16.61	0.15	4.36	4.51	(0.16)	(0.85)	(1.01)
12/31/2020	16.55	0.22	0.05 (f)	0.27	(0.19)	(0.02)	(0.21)
12/31/2019	14.13	0.21	2.84	3.05	(0.21)	(0.42)	(0.63)
12/31/2018	18.86	0.20	(1.78)	(1.58)	(0.28)	(2.87)	(3.15)
12/31/2017	18.30	0.19	2.10	2.29	(0.21)	(1.52)	(1.73)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$16.69	(17.01	)(d)	1.08	(e)	1.20	(e)	0.94	(e)	$166,574	33	(d)
20.11	27.31		1.08		1.17		0.78		315,166	76
16.61	1.77		1.08		1.19		1.48		302,203	130
16.55	21.51		1.11		1.19		1.35		327,999	124
14.13	(8.16)		1.18		1.19		1.09		207,728	117
18.86	12.57		1.15		1.19		1.01		388,799	106

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2022. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity,

12

Notes to Financial Statements (unaudited)(continued)

reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its

13

Notes to Financial Statements (unaudited)(continued)

instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the annual rate of:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

14

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2022, the effective management fee, net of any applicable waivers, was at an annualized rate of .63% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04 % of the Fund’s average daily net assets. Lord Abbett voluntarily waived $22,200 of fund administration fees during the six months ended June 30, 2022.

For the six months ended June 30, 2022 and continuing through April 30, 2023, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, extraordinary expenses to an annual rate of 1.08%. This agreement may be terminated only upon approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021 was as follows:

	Six Months Ended
	6/30/2022	Year Ended
	(unaudited)	12/31/2021
Distributions paid from:
Ordinary income	$–	$13,393,132
Net long-term capital gains	–	1,839,146
Total distributions paid	$–	$15,232,278

15

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$177,108,521
Gross unrealized gain	9,829,250
Gross unrealized loss	(19,974,832)
Net unrealized security gain (loss)	$(10,145,582)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$81,149,368	$187,343,103

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2022.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund engaged in cross-trade purchases of $49,550 which resulted in no net realized gain (loss).

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$6,940,523	$ –	$6,940,523
Total	$6,940,523	$ –	$6,940,523

16

Notes to Financial Statements (unaudited)(continued)

Net Amount
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$6,940,523	$–	$–	$(6,940,523)	$–
Total	$6,940,523	$–	$–	$(6,940,523)	$–
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

17

Notes to Financial Statements (unaudited)(continued)

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2022, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2022, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022 the Fund did not have any securities out on loan.

18

Notes to Financial Statements (unaudited)(continued)

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

19

Notes to Financial Statements (unaudited)(concluded)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2022	Year Ended
	(unaudited)	December 31, 2021
Shares sold	1,980,124	174,831
Reinvestment of distributions	–	773,212
Shares reacquired	(7,671,315)	(3,473,784)
Decrease	(5,691,191)	(2,525,741)

20

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

For corporate shareholders, 99% of the Fund’s ordinary income distributions qualified for the dividends received deduction.

Additionally, of the distributions paid to the shareholders during the fiscal year ended June 30, 2022, $231,758 and $83,480, respectively, represent short-term and long term capital gains.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Fundamental Equity Portfolio	SFFE-PORT-3 (08/22)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Growth and Income Portfolio

For the six-month period ended June 30, 2022

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth and Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/22	6/30/22	1/1/22 - 6/30/22
Class VC
Actual	$1,000.00	$843.70	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Communication Services	5.76%
Consumer Discretionary	7.09%
Consumer Staples	5.60%
Energy	8.08%
Financials	18.69%
Health Care	16.64%
Industrials	12.37%
Information Technology	9.71%
Materials	5.76%
Real Estate	3.72%
Utilities	2.70%
Repurchase Agreements	3.88%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.26%

COMMON STOCKS 96.26%

Aerospace & Defense 5.18%
Lockheed Martin Corp.	28,090	$12,077,577
Raytheon Technologies Corp.	134,630	12,939,289
Total		25,016,866

Automobiles 1.44%
General Motors Co.*	219,210	6,962,110

Banks 3.50%
East West Bancorp, Inc.	119,100	7,717,680
Wells Fargo & Co.	233,810	9,158,338
Total		16,876,018

Biotechnology 2.22%
AbbVie, Inc.	69,880	10,702,821

Building Products 1.39%
Masco Corp.	133,050	6,732,330

Capital Markets 4.78%
Ameriprise Financial, Inc.	36,220	8,608,770
Blackstone Group, Inc. (The)	77,450	7,065,763
Morgan Stanley	96,960	7,374,778
Total		23,049,311

Chemicals 2.99%
Dow, Inc.	88,960	4,591,225
Nutrien Ltd. (Canada)(a)	26,690	2,126,926
Valvoline, Inc.	268,260	7,733,936
Total		14,452,087

Communications Equipment 1.49%
Cisco Systems, Inc.	168,200	7,172,048

Construction & Engineering 1.34%
EMCOR Group, Inc.	62,600	6,445,296

Consumer Finance 1.38%
American Express Co.	48,090	6,666,236
Investments	Shares	Fair Value
Containers & Packaging 1.04%
Avery Dennison Corp.	30,930	$5,006,639

Diversified Financial Services 1.45%
Equitable Holdings, Inc.	269,040	7,013,873

Electric: Utilities 2.70%
NextEra Energy, Inc.	89,330	6,919,502
NRG Energy, Inc.	160,180	6,114,070
Total		13,033,572

Electronic Equipment, Instruments & Components 1.08%
Teledyne Technologies, Inc.*	13,840	5,191,522

Energy Equipment & Services 1.69%
Schlumberger NV	227,460	8,133,970

Equity Real Estate Investment Trusts 3.73%
American Homes 4 Rent	146,020	5,174,949
Life Storage, Inc.	51,010	5,695,777
Prologis, Inc.	60,490	7,116,648
Total		17,987,374

Food & Staples Retailing 2.10%
BJ’s Wholesale Club
Holdings, Inc.*	162,930	10,153,798

Health Care Providers & Services 6.05%
CVS Health Corp.	77,430	7,174,664
McKesson Corp.	22,410	7,310,366
UnitedHealth Group, Inc.	28,620	14,700,090
Total		29,185,120

Hotels, Restaurants & Leisure 1.92%
Caesars Entertainment, Inc.*	133,980	5,131,434
Hilton Worldwide Holdings, Inc.	37,190	4,144,454
Total		9,275,888

Household Products 3.51%
Clorox Co. (The)	34,600	4,877,908
Procter & Gamble Co. (The)	83,760	12,043,850
Total		16,921,758

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Shares	Fair Value
Insurance 7.62%
Allstate Corp. (The)	82,070	$10,400,731
American International Group, Inc.	91,550	4,680,952
Arch Capital Group Ltd.*	149,590	6,804,849
Arthur J Gallagher & Co.	58,280	9,501,971
Fidelity National Financial, Inc.	145,200	5,366,592
Total		36,755,095

Interactive Media & Services 2.16%
Alphabet, Inc. Class A*	4,780	10,416,863

Life Sciences Tools & Services 1.58%
Thermo Fisher Scientific, Inc.	14,037	7,626,021

Machinery 1.67%
Parker-Hannifin Corp.	32,780	8,065,519

Media 2.14%
Comcast Corp. Class A	263,040	10,321,690

Metals & Mining 1.73%
Alcoa Corp.	76,821	3,501,501
Reliance Steel & Aluminum Co.	28,630	4,863,092
Total		8,364,593

Multi-Line Retail 1.19%
Target Corp.	40,600	5,733,938

Oil, Gas & Consumable Fuels 6.40%
Chesapeake Energy Corp.	132,220	10,723,042
Pioneer Natural Resources Co.	41,910	9,349,283
Shell plc ADR	207,160	10,832,396
Total		30,904,721
Investments	Shares	Fair Value
Pharmaceuticals 6.82%
Eli Lilly & Co.	17,290	$5,605,937
Organon & Co.	349,130	11,783,138
Pfizer, Inc.	295,750	15,506,172
Total		32,895,247

Road & Rail 1.38%
Norfolk Southern Corp.	29,360	6,673,234

Semiconductors & Semiconductor Equipment 3.97%
KLA Corp.	15,320	4,888,306
Micron Technology, Inc.	91,800	5,074,704
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,200	2,795,850
Texas Instruments, Inc.	41,570	6,387,230
Total		19,146,090

Software 1.71%
Microsoft Corp.	32,230	8,277,631

Specialty Retail 2.55%
AutoZone, Inc.*	2,260	4,857,011
Lowe’s Cos., Inc.	42,620	7,444,435
Total		12,301,446

Technology Hardware, Storage & Peripherals 1.48%
NetApp, Inc.	109,790	7,162,700

Trading Companies & Distributors 1.41%
AerCap Holdings NV (Ireland)*(a)	166,780	6,827,973

Wireless Telecommunication Services 1.47%
T-Mobile US, Inc.*	52,610	7,078,149

Total Common Stocks (cost $444,805,322)		464,529,547

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.88%

Repurchase Agreements 3.88%
Repurchase Agreement dated 6/30/2022, 0.55% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $19,838,100 of U.S. Treasury Note at 1.50% due 11/30/2024; value: $19,118,562; proceeds: $18,743,943 (cost $18,743,657)	$18,743,657	$18,743,657
Total Investments in Securities 100.14% (cost $463,548,979)		483,273,204
Other Assets and Liabilities – Net (0.14)%		(664,948)
Net Assets 100.00%		$482,608,256

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$464,529,547	$–	$–	$464,529,547
Short-Term Investments
Repurchase Agreements	–	18,743,657	–	18,743,657
Total	$464,529,547	$18,743,657	$–	$483,273,204

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2022

ASSETS:
Investments in securities, at fair value (cost $463,548,979)	$483,273,204
Cash	121
Receivables:
Capital shares sold	332,169
Interest and dividends	295,974
Securities lending income receivable	312
Prepaid expenses	3,438
Total assets	483,905,218
LIABILITIES:
Payables:
Transfer agent fees	643,927
Management fee	205,456
Capital shares reacquired	189,809
Directors’ fees	137,826
Fund administration	16,437
Foreign currency overdraft (cost $3)	3
Accrued expenses	103,504
Total liabilities	1,296,962
Commitments and contingent liabilities
NET ASSETS	$482,608,256
COMPOSITION OF NET ASSETS:
Paid-in capital	$421,024,816
Total distributable earnings (loss)	61,583,440
Net Assets	$482,608,256
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	14,285,594
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$33.78

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Investment income:
Dividends (net of foreign withholding taxes of $13,173)	$6,010,003
Securities lending net income	1,205
Interest and other	6,084
Interest earned from Interfund Lending (See Note 10)	286
Total investment income	6,017,578
Expenses:
Management fee	1,382,937
Non 12b-1 service fees	690,234
Shareholder servicing	293,233
Fund administration	110,635
Reports to shareholders	30,210
Professional	26,577
Custody	14,541
Directors’ fees	4,395
Other	37,643
Gross expenses	2,590,405
Expense reductions (See Note 8)	(751)
Fees waived and expenses reimbursed (See Note 3)	(14,541)
Net expenses	2,575,113
Net investment income	3,442,465
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	38,672,806
Net change in unrealized appreciation/depreciation on investments	(133,507,337)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(2,358)
Net realized and unrealized gain (loss)	(94,836,889)
Net Decrease in Net Assets Resulting From Operations	$(91,394,424)

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income	$3,442,465	$6,108,746
Net realized gain (loss) on investments and foreign currency related transactions	38,672,806	85,218,580
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(133,509,695)	59,147,588
Net increase (decrease) in net assets resulting from operations	(91,394,424)	150,474,914
Distributions to shareholders:	–	(68,119,055)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	6,703,813	7,468,120
Reinvestment of distributions	–	68,119,055
Cost of shares reacquired	(43,298,714)	(100,203,090)
Net decrease in net assets resulting from capital share transactions	(36,594,901)	(24,615,915)
Net increase (decrease) in net assets	(127,989,325)	57,739,944
NET ASSETS:
Beginning of period	$610,597,581	$552,857,637
End of period	$482,608,256	$610,597,581

See Notes to Financial Statements.	9

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2022(c)	$40.04	$0.23	$(6.49)	$(6.26)	$–	$–	$–
12/31/2021	34.94	0.41	9.63	10.04	(0.44)	(4.50)	(4.94)
12/31/2020	34.57	0.53	0.39	0.92	(0.55)	–	(0.55)
12/31/2019	30.65	0.55	6.31	6.86	(0.58)	(2.36)	(2.94)
12/31/2018	37.15	0.50	(3.53)	(3.03)	(0.52)	(2.95)	(3.47)
12/31/2017	36.72	0.48	4.39	4.87	(0.53)	(3.91)	(4.44)
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$33.78	(15.63	)(d)	0.93	(e)	0.94	(e)	1.25	(e)	$482,608	20	(d)
40.04	29.02		0.92		0.93		1.03		610,598	66
34.94	2.70		0.94		0.94		1.70		552,858	67
34.57	22.49		0.94		0.94		1.59		581,851	76
30.65	(8.14)		0.93		0.93		1.35		547,667	89
37.15	13.38		0.93		0.93		1.26		696,564	97

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2022. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

13

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the annual rate of:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2022 the effective management fee was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $14,541 of fund administration fees during the six months ended June 30, 2022.

14

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021 was as follows:

	Six Months Ended 6/30/2022 (unaudited)	Year Ended 12/31/2021
Distributions paid from:
Ordinary income	$–	$19,958,344
Net long-term capital gains	–	48,160,711
Total distributions paid	$–	$68,119,055

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$464,350,331
Gross unrealized gain	62,370,763
Gross unrealized loss	(43,447,890)
Net unrealized security gain (loss)	$18,922,873

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$110,336,274	$166,919,454

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2022.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund engaged in cross-trade purchases of $272,924 which resulted in no net realized gain (loss).

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$18,743,657	$–	$18,743,657
Total	$18,743,657	$–	$18,743,657

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$18,743,657	$–	$–	$(18,743,657)	$–
Total	$18,743,657	$–	$–	$(18,743,657)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Asset and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2022, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

17

Notes to Financial Statements (unaudited)(continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2022, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Average Amount Loaned	Average Interest Rate	Interest Income	*
$10,228,858	1.02%	$286

*	Statements of Operations location: Interest paid from Interfund Lending.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022 the Fund did not have any securities out on loan.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk

18

Notes to Financial Statements (unaudited)(concluded)

that the company judged to be undervalued may actually be appropriately priced or even overpriced. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares sold	177,597	182,973
Reinvestment of distributions	–	1,735,960
Shares reacquired	(1,140,483)	(2,494,375)
Decrease	(962,886)	(575,442)

19

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Growth and Income Portfolio	LASFGI-3 (08/22)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund — Dividend Growth Portfolio

For the six-month period ended June 30, 2022

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

21	Supplemental Information to Shareholders

Lord Abbett Series Fund — Dividend Growth Portfolio

Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Dividend Growth Portfolio for the six-month period ended June 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/22	6/30/22	1/1/22 – 6/30/22
Class VC
Actual	$1,000.00	$817.00	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$4.96

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Consumer Discretionary	6.92%
Consumer Staples	8.70%
Energy	3.86%
Financials	16.94%
Health Care	13.81%
Industrials	13.07%
Information Technology	21.92%
Materials	4.50%
Real Estate	3.13%
Utilities	4.21%
Repurchase Agreements	2.94%
Total	100.00%

*	A sector may comprise of several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.32%

COMMON STOCKS 97.32%

Aerospace & Defense 4.98%
Northrop Grumman Corp.	8,900	$4,259,273
Raytheon Technologies Corp.	34,516	3,317,333
Total		7,576,606

Banks 1.53%
Bank of America Corp.	74,641	2,323,574

Beverages 3.03%
Coca-Cola Co. (The)	73,268	4,609,290

Biotechnology 2.49%
AbbVie, Inc.	24,699	3,782,899

Capital Markets 7.00%
Ameriprise Financial, Inc.	13,000	3,089,840
BlackRock, Inc.	1,200	730,848
Morgan Stanley	44,500	3,384,670
Partners Group Holding AG(a)	CHF 571	515,668
S&P Global, Inc.	8,700	2,932,422
Total		10,653,448

Chemicals 1.20%
Air Products & Chemicals, Inc.	7,600	1,827,648

Construction Materials 1.37%
Vulcan Materials Co.	14,652	2,082,049

Consumer Finance 1.45%
American Express Co.	15,937	2,209,187

Containers & Packaging 1.06%
Avery Dennison Corp.	9,975	1,614,653

Distributors 0.69%
Pool Corp.	3,000	1,053,690

Electric: Utilities 3.22%
NextEra Energy, Inc.	63,200	4,895,472
Investments	Shares	Fair Value
Equity Real Estate Investment Trusts 3.14%
American Tower Corp.	15,900	$4,063,881
Prologis, Inc.	6,093	716,841
Total		4,780,722

Food & Staples Retailing 4.21%
Costco Wholesale Corp.	7,520	3,604,186
Walmart, Inc.	22,980	2,793,908
Total		6,398,094

Health Care Equipment & Supplies 1.99%
Abbott Laboratories	27,800	3,020,470

Health Care Providers & Services 3.61%
UnitedHealth Group, Inc.	10,700	5,495,841

Hotels, Restaurants & Leisure 1.71%
Churchill Downs, Inc.	6,007	1,150,521
McDonald’s Corp.	5,874	1,450,173
Total		2,600,694

Industrial Conglomerates 1.74%
Honeywell International, Inc.	15,200	2,641,912

Information Technology Services 5.43%
Accenture plc Class A (Ireland)(b)	10,400	2,887,560
Jack Henry & Associates, Inc.	16,700	3,006,334
Mastercard, Inc. Class A	7,530	2,375,564
Total		8,269,458

Insurance 7.00%
Allstate Corp. (The)	21,489	2,723,301
American Financial Group, Inc./OH	18,900	2,623,509
Arthur J Gallagher & Co.	20,273	3,305,310
Chubb Ltd. (Switzerland)(b)	10,200	2,005,116
Total		10,657,236

Life Sciences Tools & Services 3.76%
Agilent Technologies, Inc.	7,400	878,898
Danaher Corp.	10,500	2,661,960
West Pharmaceutical Services, Inc.	7,200	2,177,064
Total		5,717,922

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Shares		Fair Value
Machinery 2.64%
Dover Corp.		15,900	$1,928,988
Parker-Hannifin Corp.		8,498	2,090,933
Total			4,019,921

Metals & Mining 0.87%
Reliance Steel & Aluminum Co.		7,800	1,324,908

Multi-Utilities 1.01%
CMS Energy Corp.		22,700	1,532,250

Oil, Gas & Consumable Fuels 3.87%
Exxon Mobil Corp.		48,393	4,144,376
Marathon Petroleum Corp.		21,200	1,742,852
Total			5,887,228

Personal Products 1.49%
Estee Lauder Cos., Inc. (The) Class A		8,900	2,266,563

Pharmaceuticals 2.01%
Roche Holding AG(a)	CHF	3,384	1,131,271
Zoetis, Inc.		11,200	1,925,168
Total			3,056,439

Professional Services 1.50%
Booz Allen Hamilton Holding Corp.		25,320	2,287,915

Road & Rail 2.24%
Union Pacific Corp.		16,000	3,412,480

Semiconductors & Semiconductor Equipment 5.17%
Analog Devices, Inc.		16,400	2,395,876
KLA Corp.		4,100	1,308,228
NVIDIA Corp.		13,900	2,107,101
Texas Instruments, Inc.		13,400	2,058,910
Total			7,870,115

Software 7.56%
Intuit, Inc.		3,200	1,233,408
Microsoft Corp.		40,000	10,273,200
Total			11,506,608
Investments	Shares	Fair Value
Specialty Retail 3.35%
Home Depot, Inc. (The)	5,400	$1,481,058
Lowe’s Cos., Inc.	16,425	2,868,955
TJX Cos., Inc. (The)	13,400	748,390
Total		5,098,403

Technology Hardware, Storage & Peripherals 3.81%
Apple, Inc.	42,441	5,802,534

Textiles, Apparel & Luxury Goods 1.19%
NIKE, Inc. Class B	17,700	1,808,940
Total Common Stocks (cost $141,906,850)		$148,085,169

	Principal Amount

SHORT-TERM INVESTMENTS 2.94%

Repurchase Agreements 2.94%
Repurchase Agreement dated 6/30/2022, 0.55% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $4,740,700 of U.S. Treasury Note at 1.50% due 11/30/2024; value: $4,568,752; proceeds: $4,479,178 (cost $4,479,110)	$4,479,110	$4,479,110
Total Investments in Securities 100.26% (cost $146,385,960)		152,564,279
Other Assets and Liabilities – Net (0.26)%		(394,962)
Net Assets 100.00%		$152,169,317

CHF	Swiss Franc.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2022

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Capital Markets	$10,137,780	$515,668	$–	$10,653,448
Pharmaceuticals	1,925,168	1,131,271	–	3,056,439
Remaining Industries	134,375,282	–	–	134,375,282
Short-Term Investments
Repurchase Agreements	–	4,479,110	–	4,479,110
Total	$146,438,230	$6,126,049	$–	$152,564,279

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2022

ASSETS:
Investments in securities, at fair value (cost $146,385,960)	$152,564,279
Receivables:
Investment securities sold	399,256
Interest and dividends	145,450
Capital shares sold	4,712
From advisor (See Note 3)	2,400
Total assets	153,116,097
LIABILITIES:
Payables:
Investment securities purchased	511,760
Transfer agent fees	206,802
Management fee	69,960
Capital shares reacquired	59,663
Directors’ fees	23,788
Fund administration	5,088
Variation margin for futures contracts	15
Accrued expenses	69,704
Total liabilities	946,780
Commitments and contingent liabilities
NET ASSETS	$152,169,317
COMPOSITION OF NET ASSETS:
Paid-in capital	$122,787,037
Total distributable earnings (loss)	29,382,280
Net Assets	$152,169,317
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	9,191,133
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.56

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Investment income:
Dividends (net of foreign withholding taxes of $5,194)	$1,733,101
Interest and other	1,216
Total investment income	1,734,317
Expenses:
Management fee	489,001
Non 12b-1 service fees	221,586
Shareholder servicing	95,005
Fund administration	35,564
Professional	25,120
Reports to shareholders	8,208
Custody	2,968
Directors’ fees	1,442
Other	13,919
Gross expenses	892,813
Expense reductions (See Note 9)	(235)
Fees waived and expenses reimbursed (See Note 3)	(12,376)
Net expenses	880,202
Net investment income	854,115
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	19,012,441
Net realized gain (loss) on futures contracts	(106,184)
Net realized gain (loss) on foreign currency related transactions	(1,421)
Net change in unrealized appreciation/depreciation on investments	(57,967,881)
Net change in unrealized appreciation/depreciation on futures contracts	(44,761)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	5
Net realized and unrealized gain (loss)	(39,107,801)
Net Decrease in Net Assets Resulting From Operations	$(38,253,686)

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2022	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2021
Operations:
Net investment income	$854,115	$1,499,931
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	18,904,836	22,091,725
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(58,012,637)	22,376,094
Net increase (decrease) in net assets resulting from operations	(38,253,686)	45,967,750
Distributions to shareholders:	–	(21,741,336)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	16,266,447	10,494,440
Reinvestment of distributions	–	21,741,336
Cost of shares reacquired	(45,993,705)	(25,109,418)
Net increase (decrease) in net assets resulting from capital share transactions	(29,727,258)	7,126,358
Net increase (decrease) in net assets	(67,980,944)	31,352,772
NET ASSETS:
Beginning of period	$220,150,261	$188,797,489
End of period	$152,169,317	$220,150,261

See Notes to Financial Statements.	9

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2022(c)	$ 20.27	$ 0.09	$ (3.80)	$ (3.71)	$ –	$ –	$ –
12/31/2021	17.93	0.15	4.38	4.53	(0.15)	(2.04)	(2.19)
12/31/2020	15.96	0.16	2.28	2.44	(0.16)	(0.31)	(0.47)
12/31/2019	13.48	0.24	3.31	3.55	(0.25)	(0.82)	(1.07)
12/31/2018	16.02	0.27	(1.03)	(0.76)	(0.30)	(1.48)	(1.78)
12/31/2017	14.47	0.26	2.49	2.75	(0.27)	(0.93)	(1.20)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$16.56	(18.30	)(d)	0.99	(e)	1.01	(e)	0.96	(e)	$152,169	31	(d)
20.27	25.62		0.99		1.01		0.75		220,150	44
17.93	15.42		0.99		1.02		1.01		188,797	64
15.96	26.45		0.96		1.10		1.58		182,728	61
13.48	(4.67)		0.88		1.22		1.68		140,639	58
16.02	19.12		0.85		1.21		1.71		192,222	58

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2022. This report covers Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

13

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

14

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the annual rate of:

First $2 billion	.55%
Over $2 billion	.49%

For the six months ended June 30, 2022, the effective management fee, net of any applicable waivers, was at an annualized rate of .54% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $2,968 of fund administration fees during the six months ended June 30, 2022.

For the six months ended June 30, 2022 and continuing through April 2023, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any acquired fund fees and expenses, interest-related expenses taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of .99%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

15

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021 was as follows:

	Six Months Ended 6/30/2022 (unaudited)	Year Ended 12/31/2021
Distributions paid from:
Ordinary income	$–	$2,828,756
Net long-term capital gains	–	18,912,580
Total distributions paid	$–	$21,741,336

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$147,101,448
Gross unrealized gain	14,837,582
Gross unrealized loss	(9,374,751)
Net unrealized security gain (loss)	$5,462,831

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$55,418,000	$86,135,362

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2022.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in cross-trades.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2022 (as described in Note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2022, the Fund had futures contracts with unrealized depreciation of $0. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Amounts of $(106,184) and $(44,761) are included in the Statement of Operations related to futures contracts under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 3.

16

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$4,479,110	$–	$4,479,110
Total	$4,479,110	$–	$4,479,110

Net Amount
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$4,479,110	$–	$–	$(4,479,110)	$–
Total	$4,479,110	$–	$–	$(4,479,110)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

17

Notes to Financial Statements (unaudited)(continued)

10.	LINE OF CREDIT

For the six months ended June 30, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2022, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2022, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

18

Notes to Financial Statements (unaudited)(continued)

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022 the Fund did not have any securities out on loan.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

The Fund’s exposure to foreign companies and markets presents increased market, industry and sector, liquidity, currency, political and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other

19

Notes to Financial Statements (unaudited)(concluded)

government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares sold	870,668	520,633
Reinvestment of distributions	–	1,090,634
Shares reacquired	(2,538,596)	(1,282,013)
Increase (decrease)	(1,667,928)	329,254

20

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Dividend Growth Portfolio	SFCS-PORT-3 (08/22)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Growth Opportunities Portfolio

For the six-month period ended June 30, 2022

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

21	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth Opportunities Portfolio
Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/22 -
	1/1/22	6/30/22	6/30/22
Class VC
Actual	$1,000.00	$690.30	$5.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.36

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Communication Services	3.28%
Consumer Discretionary	12.20%
Consumer Staples	5.08%
Energy	2.59%
Financials	3.37%
Health Care	20.27%
Industrials	13.09%
Information Technology	27.92%
Materials	5.45%
Real Estate	2.38%
Repurchase Agreements	4.37%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.25%

COMMON STOCKS 97.25%

Aerospace & Defense 4.73%
CAE, Inc. (Canada)*(a)	27,731	$682,737
L3Harris Technologies, Inc.	3,624	875,921
TransDigm Group, Inc.*	2,097	1,125,397
Total		2,684,055

Air Freight & Logistics 1.08%
GXO Logistics, Inc.*	14,118	610,886

Banks 1.16%
First Republic Bank	4,569	658,850

Beverages 1.45%
Brown-Forman Corp. Class B	11,717	822,065

Biotechnology 5.11%
Argenx SE ADR*	2,341	886,958
Genmab A/S ADR*	13,953	453,333
Mirati Therapeutics, Inc.*	2,959	198,637
Seagen, Inc.*	7,719	1,365,800
Total		2,904,728

Building Products 1.21%
Allegion plc (Ireland)(a)	6,994	684,713

Capital Markets 1.72%
Moody’s Corp.	1,233	335,339
MSCI, Inc.	1,552	639,657
Total		974,996

Chemicals 1.67%
Air Products & Chemicals, Inc.	3,953	950,617

Communications Equipment 1.43%
Arista Networks, Inc.*	8,665	812,257

Construction Materials 1.71%
Vulcan Materials Co.	6,834	971,111
Investments	Shares	Fair Value
Containers & Packaging 2.16%
Avery Dennison Corp.	2,848	$461,006
Ball Corp.	11,159	767,404
Total		1,228,410

Diversified Consumer Services 1.33%
Service Corp. International	10,955	757,209

Electrical Equipment 1.30%
AMETEK, Inc.	6,728	739,340

Electronic Equipment, Instruments & Components 3.28%
Amphenol Corp. Class A	20,481	1,318,567
Trimble, Inc.*	9,358	544,916
Total		1,863,483

Entertainment 1.30%
Roku, Inc.*	5,516	453,084
Warner Music Group Corp. Class A	11,729	285,719
Total		738,803

Equity Real Estate Investment Trusts 2.42%
SBA Communications Corp.	4,300	1,376,215

Food & Staples Retailing 1.09%
Sysco Corp.	7,325	620,501

Food Products 0.92%
McCormick & Co., Inc.	6,292	523,809

Health Care Equipment & Supplies 5.93%
Align Technology, Inc.*	491	116,205
Cooper Cos., Inc. (The)	1,762	551,717
DexCom, Inc.*	13,435	1,001,311
Edwards Lifesciences Corp.*	6,528	620,747
IDEXX Laboratories, Inc.*	1,016	356,342
Insulet Corp.*	3,307	720,728
Total		3,367,050

Health Care Technology 0.53%
Inspire Medical Systems, Inc.*	1,642	299,944

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 5.63%
Chipotle Mexican Grill, Inc.*	1,010	$1,320,333
Churchill Downs, Inc.	3,801	728,005
Hilton Worldwide Holdings, Inc.	6,455	719,345
Planet Fitness, Inc. Class A*	6,362	432,680
Total		3,200,363

Household Products 1.10%
Church & Dwight Co., Inc.	6,715	622,212

Information Technology Services 4.15%
Genpact Ltd.	20,144	853,300
Jack Henry & Associates, Inc.	6,165	1,109,823
MongoDB, Inc.*	1,514	392,883
Total		2,356,006

Insurance 0.55%
Goosehead Insurance, Inc. Class A	6,851	312,885

Interactive Media & Services 2.04%
Bumble, Inc. Class A*	13,197	371,495
Match Group, Inc.*	7,562	526,996
Snap, Inc. Class A*	11,159	146,518
Twitter, Inc.*	2,998	112,095
Total		1,157,104

Life Sciences Tools & Services 6.58%
Agilent Technologies, Inc.	8,926	1,060,141
Azenta, Inc.	9,018	650,198
Bio-Rad Laboratories, Inc. Class A*	728	360,360
Repligen Corp.*	4,010	651,224
West Pharmaceutical Services, Inc.	3,363	1,016,870
Total		3,738,793

Machinery 3.52%
Fortive Corp.	12,667	688,832
Parker-Hannifin Corp.	3,782	930,561
Stanley Black & Decker, Inc.	3,620	379,593
Total		1,998,986
Investments	Shares		Fair Value
Oil, Gas & Consumable Fuels 2.63%
Chesapeake Energy Corp.		9,494	$769,964
Pioneer Natural Resources Co.		3,241	723,002
Total			1,492,966

Personal Products 0.61%
Shiseido Co., Ltd.(b)	JPY	8,554	344,788

Pharmaceuticals 2.47%
Catalent, Inc.*		7,909	848,557
Zoetis, Inc.		3,207	551,251
Total			1,399,808

Road & Rail 1.48%
Old Dominion Freight Line, Inc.		3,289	842,905

Semiconductors & Semiconductor Equipment 5.54%
Analog Devices, Inc.		5,538	809,046
Enphase Energy, Inc.*		5,505	1,074,796
Lam Research Corp.		1,111	473,453
Microchip Technology, Inc.		7,810	453,605
NXP Semiconductors NV (Netherlands)(a)		2,266	335,436
Total			3,146,336

Software 13.99%
Bill.com Holdings, Inc.*		1,863	204,818
Cadence Design Systems, Inc.*		13,211	1,982,046
Crowdstrike Holdings, Inc. Class A*		6,648	1,120,587
Datadog, Inc. Class A*		9,496	904,399
HubSpot, Inc.*		1,020	306,663
Palo Alto Networks, Inc.*		1,821	899,465
Paycom Software, Inc.*		3,118	873,414
Qualtrics International, Inc. Class A*		12,982	162,405
Roper Technologies, Inc.		2,098	827,976
Trade Desk, Inc. (The) Class A*		15,898	665,967
Total			7,947,740

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2022

Investments	Shares	Fair Value
Specialty Retail 3.54%
Burlington Stores, Inc.*	4,154	$565,899
Five Below, Inc.*	3,430	389,065
Tractor Supply Co.	5,455	1,057,452
Total		2,012,416

Textiles, Apparel & Luxury Goods 1.89%
Lululemon Athletica, Inc. (Canada)*(a)	3,947	1,075,992
Total Common Stocks (cost $62,283,983)		55,238,342
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.44%

Repurchase Agreements 4.44%
Repurchase Agreement dated 6/30/2022, 0.55% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $2,718,700 of U.S. Treasury Note at 0.75% due 11/15/2024; value: $2,574,270; proceeds: $2,523,812 (cost $2,523,773)	$2,523,773	$2,523,773
Total Investments in Securities 101.69% (cost $64,807,756)		57,762,115
Other Assets and Liabilities – Net (1.69)%		(960,207)
Net Assets 100.00%		$56,801,908

ADR	American Depositary Receipt.
JPY	Japanese Yen.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Personal Products	$–	$344,788	$–	$344,788
Remaining Industries	54,893,554	–	–	54,893,554
Short-Term Investments
Repurchase Agreements	–	2,523,773	–	2,523,773
Total	$54,893,554	$2,868,561	$–	$57,762,115

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2022

ASSETS:
Investments in securities, at fair value (cost $64,807,756)	$57,762,115
Cash	2,828
Receivables:
Interest and dividends	21,821
Capital shares sold	14,401
Total assets	57,801,165
LIABILITIES:
Payables:
Investment securities purchased	754,217
Transfer agent fees	70,350
Management fee	35,214
Capital shares reacquired	23,709
Directors’ fees	17,726
Fund administration	1,878
Accrued expenses	96,163
Total liabilities	999,257
Commitments and contingent liabilities
NET ASSETS	$56,801,908
COMPOSITION OF NET ASSETS:
Paid-in capital	$58,081,205
Total distributable earnings (loss)	(1,279,297)
Net Assets	$56,801,908
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	6,010,584
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.45

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Investment income:
Dividends (net of foreign withholding taxes of $1,006)	$174,990
Securities lending net income	1,008
Interest and other	890
Total investment income	176,888
Expenses:
Management fee	243,465
Non 12b-1 service fees	80,776
Shareholder servicing	35,862
Professional	21,346
Fund administration	12,985
Custody	8,269
Reports to shareholders	5,578
Directors’ fees	681
Other	9,455
Gross expenses	418,417
Expense reductions (See Note 8)	(85)
Fees waived and expenses reimbursed (See Note 3)	(8,269)
Net expenses	410,063
Net investment loss	(233,175)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(1,645,492)
Net realized gain (loss) on foreign currency related transactions	(80)
Net change in unrealized appreciation/depreciation on investments	(24,764,864)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	11
Net realized and unrealized gain (loss)	(26,410,425)
Net Decrease in Net Assets Resulting From Operations	$(26,643,600)

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment loss	$(233,175)	$(1,081,872)
Net realized gain (loss) on investments and foreign currency related transactions	(1,645,572)	28,079,401
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(24,764,853)	(19,407,170)
Net increase (decrease) in net assets resulting from operations	(26,643,600)	7,590,359
Distributions to shareholders:	–	(22,672,488)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	5,938,410	6,217,614
Reinvestment of distributions	–	22,672,488
Cost of shares reacquired	(16,280,116)	(48,882,067)
Net decrease in net assets resulting from capital share transactions	(10,341,706)	(19,991,965)
Net decrease in net assets	(36,985,306)	(35,074,094)
NET ASSETS:
Beginning of period	$93,787,214	$128,861,308
End of period	$56,801,908	$93,787,214

See Notes to Financial Statements.	9

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2022(c)	$13.69	$(0.04)	$(4.20)	$(4.24)	$–	$9.45
12/31/2021	16.44	(0.14)	1.18	1.04	(3.79)	13.69
12/31/2020	13.02	(0.10)	5.24	5.14	(1.72)	16.44
12/31/2019	10.48	(0.03)	3.82	3.79	(1.25)	13.02
12/31/2018	14.20	(0.07)	(0.42)	(0.49)	(3.23)	10.48
12/31/2017	11.96	(0.04)	2.77	2.73	(0.49)	14.20

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
(30.97	)(d)	1.27	(e)	1.29	(e)	(0.72	)(e)	$56,802	24	(d)
6.46		1.20		1.26		(0.85)		93,787	58
39.38		1.25		1.25		(0.72)		128,861	88
36.37		1.22		1.27		(0.27)		124,945	45
(2.89)		1.13		1.29		(0.45)		66,492	39
22.91		1.10		1.27		(0.29)		134,201	69

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2022. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the annual rate of:

First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

For the six months ended June 30, 2022, the effective management fee was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s

14

Notes to Financial Statements (unaudited)(continued)

average daily net assets. Lord Abbett voluntarily waived $8,269 of fund administration fees during the six months ended June 30, 2022.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021 was as follows:

	Six Months Ended 6/30/2022 (unaudited)	Year Ended 12/31/2021
Distributions paid from:
Ordinary income	$–	$5,686,948
Net long-term capital gains	–	16,985,540
Total distributions paid	$–	$22,672,488

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$65,116,690
Gross unrealized gain	3,152,246
Gross unrealized loss	(10,506,821)
Net unrealized security gain/(loss)	$(7,354,575)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

15

Notes to Financial Statements (unaudited)(continued)

Purchases	Sales
$16,027,097	$26,606,125

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2022.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in cross-trades.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$2,523,773	$–	$2,523,773
Total	$2,523,773	$–	$2,523,773

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$2,523,773	$–	$–		$(2,523,773)	$–
Total	$2,523,773	$–	$–		$(2,523,773)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2022, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

17

Notes to Financial Statements (unaudited)(continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2022, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022 the Fund did not have any securities out on loan.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for

18

Notes to Financial Statements (unaudited)(continued)

above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

19

Notes to Financial Statements (unaudited)(concluded)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares sold	560,997	375,357
Reinvestment of distributions	–	1,604,448
Shares reacquired	(1,401,423)	(2,966,889)
Decrease	(840,426)	(987,084)

20

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Growth Opportunities Portfolio	LASFGO-3 (08/22)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Mid Cap Stock Portfolio

For the six-month period ended June 30, 2022

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

23	Supplemental Information to Shareholders

Lord Abbett Series Fund — Mid Cap Stock Portfolio
Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Mid Cap Stock Portfolio for the six-month period ended June 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/22	6/30/22	1/1/22 - 6/30/22
Class VC
Actual	$1,000.00	$826.90	$5.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Communication Services	1.28%
Consumer Discretionary	4.94%
Consumer Staples	4.93%
Energy	6.79%
Financials	17.72%
Health Care	10.67%
Industrials	17.84%
Information Technology	8.28%
Materials	8.08%
Real Estate	8.15%
Utilities	7.22%
Repurchase Agreements	4.10%
Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 95.90%

COMMON STOCKS 95.90%

Aerospace & Defense 1.98%
Curtiss-Wright Corp.		33,970	$4,486,078

Automobiles 1.09%
Harley-Davidson, Inc.		77,960	2,468,214

Banks 3.43%
East West Bancorp, Inc.		61,170	3,963,816
Popular, Inc.		49,150	3,781,109
Total			7,744,925

Beverages 1.27%
Carlsberg A/S Class B(a)	DKK	22,520	2,878,117

Biotechnology 1.43%
Horizon Therapeutics plc*		40,470	3,227,887

Building Products 2.78%
Carlisle Cos., Inc.		9,930	2,369,397
Masco Corp.		77,190	3,905,814
Total			6,275,211

Capital Markets 4.59%
Ameriprise Financial, Inc.		17,910	4,256,849
Evercore, Inc. Class A		22,290	2,086,567
KKR & Co., Inc.		86,949	4,024,869
Total			10,368,285

Chemicals 3.65%
Corteva, Inc.		50,860	2,753,560
Nutrien Ltd. (Canada)(b)		13,540	1,079,003
Valvoline, Inc.		152,960	4,409,837
Total			8,242,400

Communications Equipment 1.63%
F5, Inc.*		24,050	3,680,612

Construction & Engineering 3.27%
AECOM		52,140	3,400,571
EMCOR Group, Inc.		38,680	3,982,493
Total			7,383,064
Investments	Shares	Fair Value
Construction Materials 1.45%
Eagle Materials, Inc.	29,840	$3,280,610

Containers & Packaging 1.12%
Avery Dennison Corp.	15,650	2,533,266

Diversified Financial Services 0.98%
Equitable Holdings, Inc.	85,450	2,227,682

Electric: Utilities 5.26%
Entergy Corp.	40,130	4,520,243
NRG Energy, Inc.	95,760	3,655,159
Portland General Electric Co.	76,780	3,710,778
Total		11,886,180

Electrical Equipment 1.55%
Sensata Technologies Holding plc	84,640	3,496,478

Electronic Equipment, Instruments & Components 1.58%
Teledyne Technologies, Inc.*	9,530	3,574,798

Energy Equipment & Services 1.74%
NOV, Inc.	232,020	3,923,458

Equity Real Estate Investment Trusts 8.15%
American Homes 4 Rent	97,010	3,438,035
Camden Property Trust	28,250	3,799,060
Duke Realty Corp.	70,580	3,878,371
Kimco Realty Corp.	194,430	3,843,881
Life Storage, Inc.	31,120	3,474,859
Total		18,434,206

Food & Staples Retailing 2.08%
BJ’s Wholesale Club Holdings, Inc.*	75,401	4,698,990

Health Care Providers & Services 4.91%
AmerisourceBergen Corp.	27,070	3,829,864
Molina Healthcare, Inc.*	14,720	4,115,859
Tenet Healthcare Corp.*	60,190	3,163,586
Total		11,109,309

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 2.33%
Caesars Entertainment, Inc.*	79,250	$3,035,275
Hilton Worldwide Holdings, Inc.	20,140	2,244,402
Total		5,279,677

Household Products 1.58%
Spectrum Brands Holdings, Inc.	43,640	3,579,353

Information Technology Services 1.94%
Euronet Worldwide, Inc.*	43,560	4,381,700

Insurance 8.72%
Allstate Corp. (The)	39,220	4,970,350
American Financial Group, Inc./OH	29,450	4,087,954
Arch Capital Group Ltd.*	85,130	3,872,564
Arthur J Gallagher & Co.	24,770	4,038,501
Fidelity National Financial, Inc.	74,160	2,740,954
Total		19,710,323

Life Sciences Tools & Services 1.46%
Azenta, Inc.	45,820	3,303,622

Machinery 6.81%
Crane Holdings Co.	44,367	3,884,775
Otis Worldwide Corp.	49,410	3,491,805
Parker-Hannifin Corp.	18,650	4,588,832
Westinghouse Air Brake Technologies Corp.	41,900	3,439,152
Total		15,404,564

Media 1.28%
Nexstar Media Group, Inc. Class A	17,830	2,904,150

Investments	Shares	Fair Value
Metals & Mining 1.86%
Alcoa Corp.	36,630	$1,669,595
Reliance Steel & Aluminum Co.	14,930	2,536,010
Total		4,205,605

Multi-Utilities 1.96%
CMS Energy Corp.	65,660	4,432,050

Oil, Gas & Consumable Fuels 5.06%
Chesapeake Energy Corp.	60,550	4,910,605
Devon Energy Corp.	87,790	4,838,107
Pioneer Natural Resources Co.	7,560	1,686,485
Total		11,435,197

Pharmaceuticals 2.87%
Organon & Co.	192,150	6,485,062

Semiconductors & Semiconductor Equipment 1.25%
Teradyne, Inc.	31,630	2,832,467

Specialty Retail 1.51%
AutoZone, Inc.*	1,590	3,417,101

Technology Hardware, Storage & Peripherals 1.88%
NetApp, Inc.	65,150	4,250,386

Trading Companies & Distributors 1.45%
AerCap Holdings NV (Ireland)*(b)	80,080	3,278,475
Total Common Stocks (cost $213,230,070)		216,819,502

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.10%

Repurchase Agreements 4.10%
Repurchase Agreement dated 6/30/2022, 0.55% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $4,810,300 of U.S. Treasury Note at 1.50% due 11/30/2024; $4,894,200 of U.S. Treasury Note at 2.25% due 11/15/2024; value: $9,448,777; proceeds: $9,263,591 (cost $9,263,449)	$9,263,449	$9,263,449
Total Investments in Securities 100.00% (cost $222,493,519)		226,082,951
Other Assets and Liabilities – Net 0.00%		3,673
Net Assets 100.00%		$226,086,624

DKK	Danish Krone.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2022

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$2,878,117	$–	$2,878,117
Remaining Industries	213,941,385	–	–	213,941,385
Short-Term Investments
Repurchase Agreements	–	9,263,449	–	9,263,449
Total	$213,941,385	$12,141,566	$–	$226,082,951

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2022

ASSETS:
Investments in securities, at fair value (cost $222,493,519)	$226,082,951
Receivables:
Investment securities sold	781,989
Interest and dividends	159,745
Capital shares sold	35,399
Securities lending income receivable	113
Prepaid expenses	2,858
Total assets	227,063,055
LIABILITIES:
Payables:
Transfer agent fees	526,354
Management fee	142,951
Capital shares reacquired	135,829
Directors’ fees	67,755
Fund administration	7,785
Accrued expenses	95,757
Total liabilities	976,431
Commitments and contingent liabilities
NET ASSETS	$226,086,624
COMPOSITION OF NET ASSETS:
Paid-in capital	$206,380,136
Total distributable earnings (loss)	19,706,488
Net Assets	$226,086,624
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	9,759,127
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$23.17

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Investment income:
Dividends (net of foreign withholding taxes of $18,870)	$2,868,634
Securities lending net income	437
Interest and other	3,092
Total investment income	2,872,163
Expenses:
Management fee	952,955
Non 12b-1 service fees	327,798
Shareholder servicing	99,878
Fund administration	52,540
Reports to shareholders	27,852
Professional	22,577
Custody	13,973
Directors’ fees	2,085
Other	19,365
Gross expenses	1,519,023
Expense reductions (See Note 8)	(356)
Fees waived and expenses reimbursed (See Note 3)	(13,973)
Net expenses	1,504,694
Net investment income	1,367,469
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	12,068,731
Net realized gain (loss) on foreign currency related transactions	481
Net change in unrealized appreciation/depreciation on investments	(62,338,800)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(1,763)
Net realized and unrealized gain (loss)	(50,271,351)
Net Decrease in Net Assets Resulting From Operations	$(48,903,882)

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income	$1,367,469	$1,677,662
Net realized gain (loss) on investments and foreign currency related transactions	12,069,212	38,914,628
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(62,340,563)	29,420,416
Net increase (decrease) in net assets resulting from operations	(48,903,882)	70,012,706
Distributions to shareholders:	–	(27,759,457)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	4,554,631	9,764,943
Reinvestment of distributions	–	27,759,457
Cost of shares reacquired	(23,652,630)	(39,975,409)
Net decrease in net assets resulting from capital share transactions	(19,097,999)	(2,451,009)
Net increase (decrease) in net assets	(68,001,881)	39,802,240
NET ASSETS:
Beginning of period	$294,088,505	$254,286,265
End of period	$226,086,624	$294,088,505

10	See Notes to Financial Statements.

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11

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2022(c)	$28.02	$0.14	$(4.99)	$(4.85)	$–	$–	$–
12/31/2021	24.09	0.17	6.67	6.84	(0.17)	(2.74)	(2.91)
12/31/2020	23.74	0.23	0.36	0.59	(0.24)	–	(0.24)
12/31/2019	19.87	0.21	4.27	4.48	(0.21)	(0.40)	(0.61)
12/31/2018	24.51	0.15	(3.83)	(3.68)	(0.17)	(0.79)	(0.96)
12/31/2017	25.52	0.14	1.58	1.72	(0.16)	(2.57)	(2.73)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$23.17	(17.31	)(d)	1.15	(e)	1.16	(e)	1.04	(e)	$226,087	23	(d)
28.02	28.70		1.13		1.14		0.59		294,089	60
24.09	2.50		1.17		1.18		1.11		254,286	67
23.74	22.64		1.17		1.17		0.91		271,120	79
19.87	(15.04)		1.17		1.17		0.64		240,971	50
24.51	6.83		1.16		1.16		0.55		331,388	70

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2022. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity,

Notes to Financial Statements (unaudited)(continued)

reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The

Notes to Financial Statements (unaudited)(continued)

contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the annual rate of:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2022, the effective management fee was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $13,973 of fund administration fees during the six months ended June 30, 2022.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021 was as follows:

	Six Months Ended 6/30/2022 (unaudited)	Year Ended 12/31/2021
Distributions paid from:
Ordinary income	$–	$6,793,515
Net long-term capital gains	–	20,965,942
Total distributions paid	$–	$27,759,457

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$223,113,557
Gross unrealized gain	22,523,327
Gross unrealized loss	(19,553,933)
Net unrealized security gain (loss)	$2,969,394

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$58,783,848	$85,042,052

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2022.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in cross-trades.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of

Notes to Financial Statements (unaudited)(continued)

financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$9,263,449	$–	$9,263,449
Total	$9,263,449	$–	$9,263,449

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$9,263,449	$–	$–		$(9,263,449)	$–
Total	$9,263,449	$–	$–		$(9,263,449)	$–
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets

Notes to Financial Statements (unaudited)(continued)

(if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2022, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2022, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022 the Fund did not have any securities out on loan.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID 19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

Notes to Financial Statements (unaudited)(concluded)

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares sold	172,505	346,015
Reinvestment of distributions	–	1,014,575
Shares reacquired	(908,481)	(1,420,241)
Decrease	(735,976)	(59,651)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio	LASFMCV-3 (08/22)

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2022

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

27	Statement of Assets and Liabilities

28	Statement of Operations

29	Statements of Changes in Net Assets

30	Financial Highlights

32	Notes to Financial Statements

48	Supplemental Information to Shareholders

Lord Abbett Series Fund — Total Return Portfolio

Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Total Return Portfolio for the six-month period ended June 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/22	6/30/22	1/1/22 - 6/30/22
Class VC
Actual	$1,000.00	$ 884.30	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Asset Backed Securities	14.98%
Basic Materials	1.89%
Communications	1.92%
Consumer, Cyclical	2.88%
Consumer, Non-cyclical	3.54%
Energy	3.24%
Financial	13.07%
Foreign Government	2.73%
Industrial	0.94%
Mortgage Securities	22.37%
Municipal Bonds	0.40%
Technology	2.04%
U.S. Government	23.49%
Utilities	2.67%
Repurchase Agreements	3.84%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 107.41%

ASSET-BACKED SECURITIES 17.01%

Auto Floor Plan 0.05%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%	11/15/2030	$294,000	$292,366

Automobiles 5.35%
AmeriCredit Automobile Receivables Trust 2020-3 D	1.49%	9/18/2026	2,075,000	1,949,131
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	173,904	173,882
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500,000	496,043
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	283,374	283,154
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	1,500,000	1,473,792
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	55,703	55,789
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	575,000	578,514
CPS Auto Receivables Trust 2020-C C†	1.71%	8/17/2026	678,379	674,143
Exeter Automobile Receivables Trust 2018-3A E†	5.43%	8/15/2024	1,940,000	1,954,541
Exeter Automobile Receivables Trust 2020-2A E†	7.19%	9/15/2027	2,380,000	2,447,965
Exeter Automobile Receivables Trust 2020-3A E†	3.44%	8/17/2026	1,750,000	1,707,371
Flagship Credit Auto Trust 2018-3 E†	5.28%	12/15/2025	1,425,000	1,421,731
Flagship Credit Auto Trust 2018-4 E†	5.51%	3/16/2026	1,675,000	1,669,051
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	489,552	484,077
GM Financial Automobile Leasing Trust 2022-2 A2	2.93%	10/21/2024	3,125,000	3,107,260
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	2,235,000	1,975,008
Santander Consumer Auto Receivables Trust 2020-BA C†	1.29%	4/15/2026	2,081,000	1,993,660
Santander Consumer Auto Receivables Trust 2021-AA E†	3.28%	3/15/2027	1,386,000	1,290,643
Santander Drive Auto Receivables Trust 2020-3 D	1.64%	11/16/2026	2,350,000	2,292,469
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%	7/17/2023	197,071	196,895
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	1,966,592	1,967,263
Westlake Automobile Receivables Trust 2020-3A E†	3.34%	6/15/2026	1,450,000	1,408,550
Westlake Automobile Receivables Trust 2021-1A E†	2.33%	8/17/2026	1,850,000	1,723,280
World Omni Auto Receivables Trust 2021-A A2	0.17%	2/15/2024	364,671	364,376
Total				31,688,588

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.81%
American Express Credit Account Master Trust 2019-3 B	2.20%		4/15/2025	$3,068,000	$3,069,869
Citibank Credit Card Issuance Trust 2017-A6 A6	2.052% (1 Mo. LIBOR + .77%	)#	5/14/2029	1,790,000	1,765,829
Total					4,835,698

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.695%		8/25/2035	3,405	3,227

Other 10.41%
AMMC CLO Ltd. 2020-23A CR†	3.044% (3 Mo. LIBOR + 2.00%	)#	10/17/2031	1,020,000	964,715
Apidos CLO XXVI 2017-26A A2R A2R†	2.544% (3 Mo. LIBOR + 1.50%	)#	7/18/2029	570,000	550,061	(a)
Apidos CLO XXXV 2021-35A A†	2.113% (3 Mo. LIBOR + 1.05%	)#	4/20/2034	760,000	735,340
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 D†	3.824% (1 Mo. LIBOR + 2.50%	)#	5/15/2036	1,320,000	1,270,500
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 E†	4.274% (1 Mo. LIBOR + 2.95%	)#	5/15/2036	330,000	301,919
Bain Capital Credit CLO 2019-2A AR†	2.144% (3 Mo. LIBOR + 1.10%	)#	10/17/2032	1,690,000	1,647,360
Barings CLO Ltd. 2019-3A BR†	2.663% (3 Mo. LIBOR + 1.60%	)#	4/20/2031	1,060,000	1,008,841
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	3.363% (3 Mo. LIBOR + 2.30%	)#	1/20/2032	790,000	757,175
Carlyle US CLO Ltd. 2019-1A A1AR†	2.143% (3 Mo. LIBOR + 1.08%	)#	4/20/2031	1,330,000	1,303,736
Carlyle US CLO Ltd. 2021-1A A1†	2.184% (3 Mo. LIBOR + 1.14%	)#	4/15/2034	2,860,000	2,781,238
CBAM Ltd. 2017-1A D†	4.813% (3 Mo. LIBOR + 3.75%	)#	7/20/2030	1,010,000	958,927
CIFC Funding I Ltd. 2021-1A A1†	2.294% (3 Mo. LIBOR + 1.11%	)#	4/25/2033	2,690,000	2,629,346
CIFC Funding V Ltd. 2014-5A A1R2†	2.244% (3 Mo. LIBOR + 1.20%	)#	10/17/2031	640,000	629,133
Dryden 58 CLO Ltd. 2018-58A B†	2.544% (3 Mo. LIBOR + 1.50%	)#	7/17/2031	2,650,000	2,535,713
Dryden Senior Loan Fund 2017-47A BR†	2.514% (3 Mo. LIBOR + 1.47%	)#	4/15/2028	1,990,000	1,923,219

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Goldentree Loan Management U.S. CLO 3 Ltd. 2018-3A B1†	2.613% (3 Mo. LIBOR + 1.55%	)#	4/20/2030	$355,000	$341,246	(a)
Gracie Point International Funding 2020-B B†	3.462% (1 Mo. LIBOR + 2.40%	)#	5/2/2023	1,124,466	1,124,912
HGI CRE CLO Ltd. 2021-FL1 C†	3.209% (1 Mo. LIBOR + 1.70%	)#	6/16/2036	1,150,000	1,106,987
HGI CRE CLO Ltd. 2021-FL1 D†	3.859% (1 Mo. LIBOR + 2.35%	)#	6/16/2036	1,000,000	922,176
KKR CLO Ltd. 30A CR†	3.044% (3 Mo. LIBOR + 2.00%	)#	10/17/2031	297,230	281,849
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	1,840,000	1,659,773
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	1,400,000	1,217,024
Lendmark Funding Trust 2021-2A C†	3.09%		4/20/2032	855,000	694,892
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032	650,000	520,578
LoanCore Issuer Ltd. 2022-CRE7 A†	2.329% (1 Mo. SOFR + 1.55%	)#	1/17/2037	1,350,000	1,317,094
Logan CLO I Ltd. A†	2.223% (3 Mo. LIBOR + 1.16%	)#	7/20/2034	1,040,000	1,009,188
Marble Point CLO XVII Ltd. 2020-1A A†	2.363% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	1,134,614	1,109,881
Mariner Finance Issuance Trust 2021-BA D†	3.42%		11/20/2036	1,055,000	879,025
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036	650,000	540,992	(a)
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	2,070,000	2,037,362
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	1,961,700	1,958,516
Mountain View CLO LLC 2017-1A AR†	2.134% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	1,016,330	1,003,626
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	2.384% (3 Mo. LIBOR + 1.34%	)#	1/19/2033	2,000,000	1,961,615
Oaktree CLO Ltd. 2019-4A CR†	3.313% (3 Mo. LIBOR + 2.25%	)#	10/20/2032	1,100,000	1,050,133
OCP CLO Ltd. 2019-16A AR†	1.989% (3 Mo. LIBOR + 1.00%	)#	4/10/2033	1,510,000	1,471,664
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	1,610,000	1,497,256
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	2,745,000	2,407,183
Progress Residential 2021-SFR4 D†	2.309%		5/17/2038	1,550,000	1,383,294
Race Point IX CLO Ltd. 2015-9A CR†	4.244% (3 Mo. LIBOR + 3.20%	)#	10/15/2030	500,000	445,531
Rad CLO Ltd. 2020-7A A1†	2.244% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	1,822,404	1,784,409

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	$1,442,000	$1,395,412
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	1,369,000	1,238,753
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	1,536,150	1,408,393
Signal Peak CLO Ltd. 2020-8A A†	2.333% (3 Mo. LIBOR + 1.27%	)#	4/20/2033	2,004,915	1,957,982
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	784,310	659,530
Verizon Master Trust 2022-1 A	1.04%		1/20/2027	4,500,000	4,388,186
Wind River CLO Ltd. 2021-4A B†	2.713% (3 Mo. LIBOR + 1.65%	)#	1/20/2035	960,000	898,925
Total					61,670,610

Student Loan 0.39%
Massachusetts Educational Financing Authority 2008-1 A1	2.134% (3 Mo. LIBOR + .95%	)#	4/25/2038	283,161	283,586
Nelnet Student Loan Trust 2021-DA B†	2.90%		4/20/2062	1,090,000	935,014
Pennsylvania Higher Education Assistance Agency 2006-1 B	1.454% (3 Mo. LIBOR + .27%	)#	4/25/2038	140,531	128,568
SLC Student Loan Trust 2008-1 A4A	3.429% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	707,332	706,032
Towd Point Asset Trust 2018-SL1 A†	2.224% (1 Mo. LIBOR + .60%	)#	1/25/2046	260,967	259,405
Total					2,312,605
Total Asset-Backed Securities (cost $106,367,184)					100,803,094

CORPORATE BONDS 35.04%

Aerospace/Defense 0.19%
Bombardier, Inc. (Canada)†(b)	6.00%		2/15/2028	676,000	507,642
TransDigm, Inc.	6.375%		6/15/2026	652,000	610,924
Total					1,118,566

Agriculture 0.72%
CARGILL, Inc.†	4.00%		6/22/2032	2,907,000	2,848,221
MHP Lux SA (Luxembourg)†(b)	6.25%		9/19/2029	1,240,000	627,068
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	819,000	796,807
Total					4,272,096

Airlines 0.76%
American Airlines Group, Inc.†(c)	3.75%		3/1/2025	783,000	661,146
American Airlines, Inc.†	11.75%		7/15/2025	352,000	365,489

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines (continued)
British Airways Pass Through Trust 2020-1 Class A (United Kingdom)†(b)	4.25%		11/15/2032	$1,143,621	$1,102,839
Delta Air Lines, Inc.†	7.00%		5/1/2025	1,287,000	1,304,429
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	568,000	552,443
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	576,000	544,546
Total					4,530,892

Apparel 0.19%
Levi Strauss & Co.†	3.50%		3/1/2031	661,000	541,666
PVH Corp.	7.75%		11/15/2023	561,000	589,900
Total					1,131,566

Auto Manufacturers 0.77%
Ford Motor Co.	3.25%		2/12/2032	1,637,000	1,230,001
Toyota Motor Credit Corp.	3.95%		6/30/2025	3,299,000	3,314,118
Total					4,544,119

Banks 9.41%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%	)#	3/13/2037	800,000	641,771
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	1,549,000	1,327,947
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	2,244,000	1,885,878
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%	)#	12/20/2023	967,000	964,071
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%	)#	3/5/2029	3,996,000	3,814,582
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	1,105,333
BNP Paribas SA (France)†(b)	4.375% (5 Yr. Swap rate + 1.48%	)#	3/1/2033	1,527,000	1,417,756
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031	816,000	693,589
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	1,186,000	1,141,207
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030	4,576,000	4,283,673
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	605,000	603,069
Danske Bank A/S (Denmark)†(b)	3.773% (1 Yr. Treasury CMT + 1.45%	)#	3/28/2025	2,071,000	2,038,194
Danske Bank A/S (Denmark)†(b)	4.375%		6/12/2028	200,000	189,406
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + .54%	)#	11/17/2023	2,364,000	2,334,929
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%	)#	7/21/2032	2,718,000	2,200,586

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc. (The)	2.615% (SOFR + 1.28%	)#	4/22/2032	$974,000	$809,651
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	2,378,000	2,043,022
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	2,477,000	2,350,709
Macquarie Bank Ltd. (Australia)†(b)	3.624%		6/3/2030	516,000	450,523
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%	)#	6/23/2032	2,044,000	1,646,238
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029	1,931,000	1,886,920
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	1,817,000	1,473,897
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	1,088,000	837,736
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030	3,592,000	3,493,675
Santander UK Group Holdings plc (United Kingdom)(b)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	1,846,000	1,837,781
Toronto-Dominion Bank (The) (Canada)(b)	4.456%		6/8/2032	1,012,000	1,001,638
UBS AG (Switzerland)(b)	5.125%		5/15/2024	1,399,000	1,398,720
Wachovia Corp.	7.574%		8/1/2026	660,000	725,471
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	5,043,000	4,520,180
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	1,349,000	1,198,288
Wells Fargo & Co.	3.584% (3 Mo. LIBOR + 1.31%	)#	5/22/2028	1,873,000	1,778,424
Westpac Banking Corp. (Australia)(b)	2.894% (5 Yr. Treasury CMT + 1.35%	)#	2/4/2030	912,000	865,194
Westpac Banking Corp. (Australia)(b)	4.322% (USD ICE 5 Yr. Swap rate + 2.24%	)#	11/23/2031	2,917,000	2,807,011
Total					55,767,069

Building Materials 0.09%
Standard Industries, Inc.†	4.375%		7/15/2030	659,000	520,996

Chemicals 0.30%
Braskem Netherlands Finance BV (Netherlands)†(b)	4.50%		1/31/2030	1,026,000	877,836
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	649,000	581,184
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(b)	2.60%		9/16/2028	1,080,000	340,200
Total					1,799,220

Coal 0.09%
SunCoke Energy, Inc.†	4.875%		6/30/2029	643,000	514,679

Commercial Services 0.26%
Gartner, Inc.†	3.75%		10/1/2030	682,000	581,729

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
United Rentals North America, Inc.	4.00%		7/15/2030	$155,000	$132,777
ZipRecruiter, Inc.†	5.00%		1/15/2030	969,000	815,181
Total					1,529,687

Computers 0.37%
Condor Merger Sub, Inc.†	7.375%		2/15/2030	635,000	517,989
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	1,012,000	724,585
Dell International LLC/EMC Corp.	8.35%		7/15/2046	758,000	945,906
Total					2,188,480

Cosmetics/Personal Care 0.21%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	1,343,000	1,242,538

Diversified Financial Services 3.23%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.50%		1/15/2025	1,388,000	1,326,935
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	523,000	520,579
Aircastle Ltd.†	2.85%		1/26/2028	1,114,000	921,919
Ally Financial, Inc.	8.00%		11/1/2031	1,228,000	1,366,644
Aviation Capital Group LLC†	1.95%		1/30/2026	812,000	707,240
Aviation Capital Group LLC†	5.50%		12/15/2024	1,928,000	1,912,760
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026	2,161,000	1,870,857
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	928,000	860,552
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	450,000	443,705
Coinbase Global, Inc.†	3.375%		10/1/2028	681,000	430,596
CPPIB Capital, Inc. (Canada)†(b)	1.905% (SOFR + 1.25%	)#	4/4/2025	3,800,000	3,897,521
Intercontinental Exchange, Inc.	4.00%		9/15/2027	3,321,000	3,271,179
Navient Corp.	5.00%		3/15/2027	642,000	528,992
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	469,000	468,937
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	677,000	616,977
Total					19,145,393

Electric 2.60%
AEP Transmission Co. LLC	4.50%		6/15/2052	615,000	590,580
AES Corp. (The)†	3.95%		7/15/2030	1,138,000	1,029,725
Alfa Desarrollo SpA (Chile)†(b)	4.55%		9/27/2051	989,326	712,760
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%		8/1/2028	1,118,000	1,089,720

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Calpine Corp.†	5.125%	3/15/2028	$609,000	$537,592
Constellation Energy Generation LLC	6.25%	10/1/2039	1,411,000	1,445,122
FirstEnergy Corp.	4.40%	7/15/2027	1,919,000	1,813,580
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	1,335,000	1,202,701
NextEra Energy Capital Holdings, Inc.	5.00%	7/15/2032	710,000	728,052
NRG Energy, Inc.†	4.45%	6/15/2029	537,000	481,503
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	3.00%	6/30/2030	515,000	423,106
Southern Co. (The)	4.475%	8/1/2024	2,400,000	2,411,019
Vistra Operations Co. LLC†	3.55%	7/15/2024	3,061,000	2,957,589
Total				15,423,049

Electronics 0.09%
Atkore, Inc.†	4.25%	6/1/2031	633,000	526,656

Entertainment 0.32%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	609,000	515,858
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	966,000	859,267
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	639,000	545,032
Total				1,920,157

Environmental Control 0.09%
Madison IAQ LLC†	5.875%	6/30/2029	688,000	528,986

Food 0.10%
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029	709,000	575,920

Forest Products & Paper 0.09%
Mercer International, Inc. (Canada)(b)	5.125%	2/1/2029	647,000	553,699

Gas 0.42%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	1,407,000	1,387,392
National Fuel Gas Co.	5.50%	1/15/2026	1,122,000	1,127,520
Total				2,514,912

Health Care-Products 0.10%
Mozart Debt Merger Sub, Inc.†	3.875%	4/1/2029	663,000	566,945

Health Care-Services 1.44%
Centene Corp.	2.45%	7/15/2028	550,000	460,204
Centene Corp.	4.25%	12/15/2027	1,228,000	1,150,108
Charles River Laboratories International, Inc.†	4.25%	5/1/2028	655,000	589,487
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	699,000	513,676

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030	$475,000	$290,957
Elevance Health, Inc.	2.25%	5/15/2030	2,100,000	1,796,488
Radiology Partners, Inc.†	9.25%	2/1/2028	657,000	494,379
Tenet Healthcare Corp.†	6.25%	2/1/2027	658,000	607,005
UnitedHealth Group, Inc.	4.00%	5/15/2029	2,642,000	2,618,957
Total				8,521,261

Home Builders 0.27%
Century Communities, Inc.†	3.875%	8/15/2029	674,000	528,355
Toll Brothers Finance Corp.	3.80%	11/1/2029	660,000	560,508
Toll Brothers Finance Corp.	4.35%	2/15/2028	588,000	531,900
Total				1,620,763

Insurance 0.48%
Assurant, Inc.	2.65%	1/15/2032	595,000	466,623
First American Financial Corp.	2.40%	8/15/2031	939,000	725,139
GA Global Funding Trust†	3.85%	4/11/2025	1,689,000	1,658,572
Total				2,850,334

Internet 0.70%
Baidu, Inc. (China)(b)	2.375%	8/23/2031	2,040,000	1,690,900
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%	3/1/2029	668,000	564,403
Netflix, Inc.	6.375%	5/15/2029	1,326,000	1,341,601
Prosus NV (Netherlands)†(b)	3.257%	1/19/2027	660,000	574,113
Total				4,171,017

Iron-Steel 0.09%
United States Steel Corp.	6.875%	3/1/2029	590,000	516,250

Leisure Time 0.10%
Life Time, Inc.†	5.75%	1/15/2026	325,000	292,337
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	264,000	271,911
Total				564,248

Lodging 0.19%
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	625,000	566,572
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	634,000	543,867
Total				1,110,439

Machinery-Diversified 0.45%
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	2,097,000	2,029,374
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	702,000	627,097
Total				2,656,471

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 0.91%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030	$645,000	$553,613
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%		1/15/2029	2,932,000	2,411,714
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045	841,000	819,340
FactSet Research Systems, Inc.	3.45%		3/1/2032	903,000	792,573
Time Warner Cable LLC	7.30%		7/1/2038	211,000	220,694
Time Warner Entertainment Co. LP	8.375%		7/15/2033	502,000	581,403
Total					5,379,337

Mining 1.66%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%		3/31/2029	634,000	567,950
Alcoa Nederland Holding BV (Netherlands)†(b)	6.125%		5/15/2028	1,119,000	1,090,281
Anglo American Capital plc (United Kingdom)†(b)	4.00%		9/11/2027	2,455,000	2,336,223
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%		4/1/2031	1,017,000	831,977
Freeport Indonesia PT (Indonesia)†(b)	5.315%		4/14/2032	496,000	452,104
Glencore Funding LLC†	2.85%		4/27/2031	1,091,000	901,939
Glencore Funding LLC†	4.875%		3/12/2029	3,240,000	3,154,662
Novelis Corp.†	3.875%		8/15/2031	675,000	520,999
Total					9,856,135

Multi-National 0.68%
Asian Development Bank (Philippines)(b)	1.671% (SOFR Index + 1.00%	)#	4/6/2027	2,300,000	2,371,068
Inter-American Investment Corp.	2.625%		4/22/2025	1,700,000	1,672,581
Total					4,043,649

Oil & Gas 2.45%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026	128,000	124,592
California Resources Corp.†	7.125%		2/1/2026	642,000	628,906
Callon Petroleum Co.†	8.00%		8/1/2028	633,000	608,994
Comstock Resources, Inc.†	6.75%		3/1/2029	666,000	597,778
Continental Resources, Inc.†	5.75%		1/15/2031	2,839,000	2,750,196
EQT Corp.	7.50%		2/1/2030	1,989,000	2,138,752
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029	639,000	562,249
Laredo Petroleum, Inc.	9.50%		1/15/2025	579,000	574,909
MEG Energy Corp. (Canada)†(b)	5.875%		2/1/2029	365,000	333,917
Occidental Petroleum Corp.	6.125%		1/1/2031	303,000	307,733
Occidental Petroleum Corp.	6.625%		9/1/2030	1,719,000	1,773,699

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Ovintiv, Inc.	6.50%		2/1/2038	$993,000	$1,026,498
Petroleos Mexicanos (Mexico)(b)	6.70%		2/16/2032	1,768,000	1,351,813
Range Resources Corp.	8.25%		1/15/2029	660,000	673,984
SM Energy Co.	6.75%		9/15/2026	726,000	685,843
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%		8/15/2030	470,000	359,226
Total					14,499,089

Oil & Gas Services 0.13%
Weatherford International Ltd.†	8.625%		4/30/2030	940,000	781,832

Pharmaceuticals 0.31%
Bayer Corp.†	6.65%		2/15/2028	670,000	711,860
Option Care Health, Inc.†	4.375%		10/31/2029	655,000	562,642
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	643,000	571,450
Total					1,845,952

Pipelines 1.02%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	825,000	656,267
Cheniere Energy Partners LP†	3.25%		1/31/2032	692,000	546,476
CNX Midstream Partners LP†	4.75%		4/15/2030	637,000	535,889
Eastern Gas Transmission & Storage, Inc.†	3.00%		11/15/2029	846,000	763,301
EIG Pearl Holdings Sarl (Luxembourg)†(b)	3.545%		8/31/2036	1,380,000	1,181,674
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040	1,613,000	1,278,363
NGPL PipeCo LLC†	3.25%		7/15/2031	667,000	556,462
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	600,000	514,497
Total					6,032,929

Real Estate 0.09%
Kennedy-Wilson, Inc.	4.75%		2/1/2030	692,000	542,642

Regional (state/province) 0.48%
Kommuninvest I Sverige AB (Sweden)†(b)	2.875%		7/3/2024	1,193,000	1,184,777
Kommuninvest I Sverige AB (Sweden)†(b)	3.25%		1/16/2024	1,673,000	1,673,830
Total					2,858,607

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS 1.01%
American Campus Communities Operating Partnership LP	2.25%		1/15/2029	$550,000	$509,770
Blackstone Mortgage Trust, Inc.†	3.75%		1/15/2027	974,000	795,032
EPR Properties	3.75%		8/15/2029	1,352,000	1,126,502
EPR Properties	4.95%		4/15/2028	1,069,000	984,316
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	1,808,000	1,392,747
Invitation Homes Operating Partnership LP	2.30%		11/15/2028	657,000	553,211
Physicians Realty LP	2.625%		11/1/2031	751,000	605,369
Total					5,966,947

Retail 0.24%
LBM Acquisition LLC†	6.25%		1/15/2029	670,000	432,377
Murphy Oil USA, Inc.	4.75%		9/15/2029	638,000	575,415
Party City Holdings, Inc.†	8.75%		2/15/2026	647,000	436,017
Total					1,443,809

Semiconductors 0.99%
Advanced Micro Devices, Inc.	3.924%		6/1/2032	1,189,000	1,171,423
Advanced Micro Devices, Inc.	4.393%		6/1/2052	1,036,000	1,010,125
Broadcom, Inc.†	4.15%		4/15/2032	2,214,000	2,001,327
Entegris, Inc.†	3.625%		5/1/2029	582,000	487,585
TSMC Arizona Corp.	3.25%		10/25/2051	650,000	522,659
TSMC Global Ltd.	2.25%		4/23/2031	765,000	646,955
Total					5,840,074

Software 0.76%
MSCI, Inc.†	3.625%		11/1/2031	702,000	579,222
Oracle Corp.	2.875%		3/25/2031	4,748,000	3,916,607
Total					4,495,829

Telecommunications 0.19%
Frontier Communications Holdings LLC†	5.00%		5/1/2028	641,000	546,298
Sprint Capital Corp.	6.875%		11/15/2028	527,000	555,727
Total					1,102,025
Total Corporate Bonds (cost $233,365,390)					207,615,264

FLOATING RATE LOANS(d) 2.70%

Advertising 0.37%
Lamar Media Corporation 2020 Term Loan B	3.095% (1 Mo. LIBOR + 1.50%	)	2/5/2027	2,295,528	2,225,951

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.14%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(b)	5.813%		4/20/2028	$902,017	$862,874

Beverages 0.13%
Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(b)	–	(e)	4/21/2029	830,769	790,269

Building Materials 0.16%
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	4.291% (1 Mo. LIBOR + 2.63%	)	2/1/2027	994,898	934,209

Commercial Services 0.54%
Amentum Government Services Holdings LLC Term Loan B	5.416% (1 Mo. LIBOR + 3.75%	)	1/29/2027	994,924	950,157
CHG Healthcare Services Inc. 2021 Term Loan	5.00% (3 Mo. LIBOR + 3.50%	)	9/29/2028	1,566	1,495
Element Materials Technology Group US Holdings, Inc. 2022 USD Delayed Draw Term Loan B(f)	–	(e)	4/12/2029	236,498	227,556
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(e)	4/12/2029	512,396	493,023
KUEHG Corp. 2018 Incremental Term Loan	6.00% (3 Mo. LIBOR + 3.75%	)	2/21/2025	608,048	568,090
Trans Union, LLC 2021 Term Loan B6	3.916% (1 Mo. LIBOR + 2.25%	)	12/1/2028	1,008,940	964,380
Total					3,204,701

Diversified Financial Services 0.47%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	3.845% (1 Mo. LIBOR + 2.25%	)	12/1/2027	1,291,369	1,230,436
Hudson River Trading LLC 2021 Term Loan	–	(e)	3/20/2028	623,422	585,315
Jane Street Group, LLC 2021 Term Loan	4.416% (1 Mo. LIBOR + 2.75%	)	1/26/2028	994,950	959,132
Total					2,774,883

Entertainment 0.28%
Scientific Games Holdings LP 2022 USD Term Loan B	–	(e)	4/4/2029	577,777	536,489
Scientific Games International, Inc. 2022 USD Term Loan	4.358%		4/14/2029	1,164,705	1,109,137
Total					1,645,626

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance 0.00%
Acrisure, LLC 2020 Term Loan B	5.166% (1 Mo. LIBOR + 3.50%	)	2/15/2027	$1,775	$1,634

Pharmaceuticals 0.25%
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(b)	5.166%		5/5/2028	598,489	572,490
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	6.00% (3 Mo. LIBOR + 3.75%	)	11/30/2027	947,144	898,011
Total					1,470,501

Real Estate Investment Trusts 0.15%
Claros Mortgage Trust, Inc. 2021 Term Loan B	–	(e)	8/9/2026	925,317	885,991

Software 0.21%
Playtika Holding Corp 2021 Term Loan	4.416% (1 Mo. LIBOR + 2.75%	)	3/13/2028	914,525	864,610
Red Planet Borrower, LLC Term Loan B	5.416% (1 Mo. LIBOR + 3.75%	)	10/2/2028	405,954	359,523
Total					1,224,133
Total Floating Rate Loans (cost $16,718,653)					16,020,772

FOREIGN GOVERNMENT OBLIGATIONS(b) 1.93%

Angola 0.08%
Republic of Angolan†	8.75%		4/14/2032	620,000	497,862

Egypt 0.11%
Republic of Egypt†	5.80%		9/30/2027	920,000	651,110

France 0.57%
Caisse d’Amortissement de la Dette Sociale†	3.00%		5/17/2025	3,393,000	3,371,581

Japan 0.25%
Japan International Cooperation Agency	3.25%		5/25/2027	1,516,000	1,497,270

Nigeria 0.07%
Republic of Nigeria†	7.143%		2/23/2030	605,000	429,247

Norway 0.80%
Kommunalbanken AS†	2.448% (SOFR + 1.00%	)#	6/17/2026	4,602,000	4,726,235

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Sri Lanka 0.05%
Sri Lanka Government International Bond†	5.875%		7/25/2022	$670,000	$280,119
Total Foreign Government Obligations (cost $12,370,209)					11,453,424

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.137%	#(g)	2/25/2032	2,552,847	229,731
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(g)	2/16/2053	50,646	49,144
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $296,335)					278,875

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 15.50%
Fannie Mae or Freddie Mac(h)	3.50%		TBA	13,055,000	12,550,472
Fannie Mae or Freddie Mac(h)	4.00%		TBA	11,157,000	10,986,376
Fannie Mae or Freddie Mac(h)	4.50%		TBA	12,880,000	12,904,653
Fannie Mae or Freddie Mac(h)	5.00%		TBA	10,860,000	11,057,050
Fannie Mae Pool	3.50%		9/1/2051	572,125	559,604
Fannie Mae Pool(i)	3.50%		4/1/2052	2,484,000	2,412,973
Fannie Mae Pool	4.00%		5/1/2052	2,289,617	2,297,270
Fannie Mae Pool(h)	5.50%		TBA	2,875,000	2,976,973
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	1,189,466	1,172,292
Federal National Mortgage Assoc.	2.247% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	114,453	117,619
Federal National Mortgage Assoc.(h)	3.00%		TBA	8,421,000	7,836,793
Federal National Mortgage Assoc.	3.00%		12/1/2048	3,919,266	3,710,218
Federal National Mortgage Assoc.	3.50%		7/1/2045	1,370,525	1,340,667
Federal National Mortgage Assoc.	4.00%		8/16/2037	5,975,000	6,011,029
Ginnie Mae(h)	3.50%		TBA	1,525,000	1,482,109
Ginnie Mae(h)	4.00%		TBA	6,065,000	6,026,975
Ginnie Mae(h)	4.50%		TBA	5,980,000	6,063,579
Ginnie Mae(h)	5.00%		TBA	2,271,000	2,318,904
Total Government Sponsored Enterprises Pass-Throughs (cost $91,242,867)					91,825,556

MUNICIPAL BONDS 0.46%
Education 0.05%
Regents of the University of California Medical Ce	3.006%		5/15/2050	375,000	283,886

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Tax Revenue 0.14%
County of Miami-Dade FL	2.786%		10/1/2037	$410,000	$329,244
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	675,000	524,989
Total					854,233

Transportation 0.27%
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	660,000	579,384
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	1,140,000	993,708
Total					1,573,092
Total Municipal Bonds (cost $3,377,913)					2,711,211

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.86%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(g)	12/25/2059	89,479	86,934
Atrium Hotel Portfolio Trust 2018-ATRM A†	2.274% (1 Mo. LIBOR + .95%	)#	6/15/2035	1,050,000	1,017,266
BBCMS Mortgage Trust 2019-BWAY A†	2.28% (1 Mo. LIBOR + .96%	)#	11/15/2034	655,000	631,412
BBCMS Mortgage Trust 2019-BWAY B†	2.634% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	288,000	277,810
BFLD 2019-DPLO E†	3.564% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	1,910,000	1,822,877
BFLD 2019-DPLO F†	3.864% (1 Mo. LIBOR + 2.54%	)#	10/15/2034	790,000	733,040
BHMS 2018-ATLS A†	2.574% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	1,080,000	1,040,320
BHMS 2018-ATLS C†	3.224% (1 Mo. LIBOR + 1.90%	)#	7/15/2035	630,000	597,241
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(g)	3/25/2060	2,401,301	2,310,840
BX Trust 2018-GW A†	2.124% (1 Mo. LIBOR + .80%	)#	5/15/2035	1,710,000	1,664,915
BX Trust 2021-ARIA E†	3.569% (1 Mo. LIBOR + 2.24%	)#	10/15/2036	2,300,000	2,151,982
CIM Retail Portfolio Trust 2021-RETL E†	5.075% (1 Mo. LIBOR + 3.75%	)#	8/15/2036	1,380,000	1,287,636
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250,000	824,138
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%	(g)	5/10/2047	1,000,000	993,088
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.093%	#(g)	8/10/2047	448,287	6,960
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(g)	7/10/2050	510,000	499,099

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.439%	#(g)	7/10/2050	$178,000	$170,431
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.439%	#(g)	7/10/2050	730,000	686,867
Connecticut Avenue Securities Trust 2021-R01 1M2†	2.476% (1 Mo. SOFR + 1.55%	)#	10/25/2041	820,000	762,078
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%	(g)	4/25/2065	211,999	208,972
CSAIL Commercial Mortgage Trust 2015-C2 C	4.316%	#(g)	6/15/2057	700,000	632,225
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%	(g)	12/15/2052	708,895	645,251
CSMC 2021-BHAR C†	3.325% (1 Mo. LIBOR + 2.00%	)#	11/15/2038	1,660,000	1,512,741
CSMC Trust 2020-AFC1 A1†	2.24%	#(g)	2/25/2050	257,508	246,801
DBWF Mortgage Trust 2018-GLKS A†	2.625% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	1,100,000	1,068,941
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(g)	8/25/2066	1,301,309	1,191,653
Extended Stay America Trust 2021-ESH C†	3.025% (1 Mo. LIBOR + 1.70%	)#	7/15/2038	1,232,415	1,194,944
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	2.926% (1 Mo. SOFR + 2.00%	)#	11/25/2041	790,000	707,243
Freddie Mac STACR REMIC Trust 2021-DNA3 M2†	3.026% (1 Mo. SOFR + 2.10%	)#	10/25/2033	1,290,000	1,195,907
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	2.426% (1 Mo. SOFR + 1.50%	)#	10/25/2041	1,427,000	1,305,887
Freddie Mac STACR REMIC Trust 2021-HQA3 M2†	3.026% (1 Mo. SOFR + 2.10%	)#	9/25/2041	1,970,000	1,728,093
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	1.876% (1 Mo. SOFR + .95%	)#	12/25/2041	1,240,000	1,200,318
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M2†	2.726% (1 Mo. SOFR + 1.80%	)#	11/25/2041	1,000,000	903,194
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	50,896	49,636
Great Wolf Trust 2019-WOLF A†	2.358% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	3,216,000	3,131,132
GS Mortgage Securities Corp. II 2021-ARDN B†	2.974% (1 Mo. LIBOR + 1.65%	)#	11/15/2036	1,450,000	1,400,946
GS Mortgage Securities Corp. Trust 2018-RIVR A†	2.274% (1 Mo. LIBOR + .95%	)#	7/15/2035	681,826	653,409
GS Mortgage Securities Corp. Trust 2021-ROSS G†	5.975% (1 Mo. LIBOR + 4.65%	)#	5/15/2026	1,230,000	1,141,572

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2015-GC32 C	4.569%	#(g)	7/10/2048	$195,000	$184,555
HONO Mortgage Trust 2021-LULU B†	2.774% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	490,000	473,320
HONO Mortgage Trust 2021-LULU C†	3.174% (1 Mo. LIBOR + 1.85%	)#	10/15/2036	300,000	287,088
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.374%	#(g)	7/15/2048	374,000	338,411
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.594% (1 Mo. LIBOR + 1.27%	)#	11/15/2035	542,000	535,189
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.32% (1 Mo. LIBOR + 1.20%	)#	7/5/2033	364,894	362,545
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	2.62% (1 Mo. LIBOR + 1.50%	)#	7/5/2033	1,130,000	1,121,825
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%	(g)	7/5/2033	340,000	335,652
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%	(g)	7/5/2033	453,000	446,742
KIND Trust 2021-KIND D†	3.624% (1 Mo. LIBOR + 2.30%	)#	8/15/2038	1,170,000	1,097,590
Life Mortgage Trust 2021-BMR E†	3.074% (1 Mo. LIBOR + 1.75%	)#	3/15/2038	786,376	735,300
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%	(g)	10/25/2036	7,342	3,926
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.695%	#(g)	7/15/2050	14,592,292	194,804
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(g)	1/26/2060	85,058	81,964
One New York Plaza Trust 2020-1NYP B†	2.824% (1 Mo. LIBOR + 1.50%	)#	1/15/2036	1,660,000	1,595,828
PFP Ltd. 2019-6 A†	2.559% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	17,233	17,201
Ready Capital Mortgage Financing LLC 2021-FL6 C†	3.524% (1 Mo. LIBOR + 1.90%	)#	7/25/2036	1,100,000	1,032,224
Ready Capital Mortgage Financing LLC 2022-FL8 A†	2.598% (1 Mo. SOFR + 1.65%	)#	1/25/2037	2,130,000	2,060,775
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%	(g)	10/25/2052	261,864	251,884

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(g)	1/26/2060	$62,894	$60,911
SLIDE 2018-FUN E†	3.874% (1 Mo. LIBOR + 2.55%	)#	6/15/2031	1,412,714	1,344,090
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(g)	2/25/2050	28,023	27,946
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(g)	4/25/2065	496,627	484,723
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	(g)	12/25/2035	3,877	3,712
UBS Commercial Mortgage Trust 2017-C3 C	4.445%	#(g)	8/15/2050	1,350,000	1,209,871
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	#(g)	8/10/2049	200,000	199,854
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	152,072	149,518
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	660,071	628,510
Verus Securitization Trust 2021-2 A1†	1.031%	#(g)	2/25/2066	1,179,275	1,071,186
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(g)	4/25/2065	360,005	345,169
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.434%	#(g)	7/15/2046	364,000	141,960
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.603%	#(g)	9/15/2048	2,350,000	2,182,253
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(g)	7/15/2048	213,000	192,049
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(g)	11/15/2050	1,629,962	1,533,406
Total Non-Agency Commercial Mortgage-Backed Securities (cost $61,888,788)					58,415,780

U.S. TREASURY OBLIGATIONS 24.86%
U.S. Treasury Bill	Zero Coupon		9/29/2022	17,184,000	17,113,761
U.S. Treasury Bond	2.25%		2/15/2052	9,375,000	7,718,262
U.S. Treasury Bond	2.375%		2/15/2042	20,264,000	17,189,571
U.S. Treasury Inflation Indexed Bond(j)	0.25%		2/15/2050	8,669,554	6,859,272
U.S. Treasury Note	2.50%		5/31/2024	30,028,000	29,759,390
U.S. Treasury Note	2.50%		3/31/2027	2,811,000	2,742,921
U.S. Treasury Note	2.75%		5/15/2025	8,297,000	8,234,124
U.S. Treasury Note	2.75%		4/30/2027	38,095,000	37,584,587
U.S. Treasury Note	2.875%		5/15/2032	20,362,000	20,136,109
Total U.S. Treasury Obligations (cost $151,878,865)					147,337,997
Total Long-Term Investments (cost $677,506,204)					636,461,973

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 6.17%

Government Sponsored Enterprises Securities 1.81%
Federal Home Loan Banks (cost $10,715,000)	1.52% (SOFR + .01%	)#	9/16/2022	$10,715,000	$10,715,259

Repurchase Agreements 4.36%
Repurchase Agreement dated 6/30/2022, 0.55% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $28,290,400 of U.S. Treasury Note at 0.50% due 3/31/2025; value: $26,367,337; proceeds: $25,850,645 (cost $25,850,250)				25,850,250	25,850,250
Total Short-Term Investments (cost $36,565,250)					36,565,509
Total Investments in Securities 113.58% (cost $714,071,454)					673,027,482
Less Unfunded Loan Commitments (0.04%) (cost $236,498)(k)					(227,556)
Net Investments in Securities 113.54% (cost $713,834,956)					672,799,926
Other Assets and Liabilities – Net(l) (13.54)%					(80,232,149)
Net Assets 100.00%					$592,567,777

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $230,020,588, which represents 38.82% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
(a)	Level 3 Investment as described in Note 2(q) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Security has been fully or partially segregated for open reverse repurchase agreements as of June 30, 2022 (See Note 2(m)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2022.
(e)	Interest rate to be determined.
(f)	Security partially/fully unfunded. See Note (2(n)).
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Securities purchased on a when-issued basis (See Note 2(k)).
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	See Note (2(n)).

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2022

(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2022(1):

Referenced Indexes	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX. NA.HY.S38(4)(5)	Bank of America	5.000%	6/20/2027	$6,311,250	$(289,823)	$184,255	$474,078

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearing Party are presented net of amortization (See Note 2(i)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $474,078. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at June 30, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB-.9	Citibank	3.000%	9/17/2058	5,700,000	$(445,713)	$(531,390)	$(977,103)
Markit CMBX. NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	1,400,000	(76,660)	(175,330)	(251,990)
					$(522,373)	$(706,720)	$(1,229,093)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization (See Note 2(i)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $706,720.
(4)	Includes upfront payments received.

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2022	91	Long	$11,377,095	$11,591,125	$214,030

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2022	124	Long	$26,189,256	$26,041,938	$(147,318)
U.S. 5-Year Treasury Note	September 2022	105	Long	11,900,718	11,786,250	(114,468)
U.S. Long Bond	September 2022	197	Long	27,763,603	27,309,125	(454,478)
U.S. Ultra Treasury Bond	September 2022	144	Long	22,881,262	22,225,500	(655,762)
Total Unrealized Depreciation on Open Futures Contracts						$(1,372,026)

Reverse Repurchase Agreement Payable as of June 30, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	19,304	$23,000 Principal, American Airlines Group, Inc. At 3.75% Due 03/01/2025, $19,304	(10.00%)	06/24/2022	On Demand	$19,256

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $48.

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(concluded)

June 30, 2022

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$60,238,311	$1,432,299	$61,670,610
Remaining Industries	–	39,132,484	–	39,132,484
Corporate Bonds	–	207,615,264	–	207,615,264
Floating Rate Loans	–	16,020,772	–	16,020,772
Less Unfunded Commitments	–	(227,556)	–	(227,556)
Foreign Government Obligations	–	11,453,424	–	11,453,424
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	278,875	–	278,875
Government Sponsored Enterprises Pass-Throughs	–	91,825,556	–	91,825,556
Municipal Bonds	–	2,711,211	–	2,711,211
Non-Agency Commercial Mortgage-Backed Securities	–	58,415,780	–	58,415,780
U.S. Treasury Obligations	–	147,337,997	–	147,337,997
Short-Term Investments
Government Sponsored Enterprises Securities	–	10,715,259	–	10,715,259
Repurchase Agreements	–	25,850,250	–	25,850,250
Total	$–	$671,367,627	$1,432,299	$672,799,926

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$474,078	$–	$474,078
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,229,093)	–	(1,229,093)
Futures Contracts
Assets	214,030	–	–	214,030
Liabilities	(1,372,026)	–	–	(1,372,026)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(19,256)	–	(19,256)
Total	$(1,157,996)	$(774,271)	$–	$(1,932,267)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

26	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2022

ASSETS:
Investments in securities, at fair value (cost $713,834,956)	$672,799,926
Cash	871,472
Deposits with brokers for futures collateral	2,212,066
Deposit with brokers for swaps collateral	1,620,973
Foreign cash, at value (cost $8,106)	7,868
Receivables:
Investment securities sold	152,108,925
Interest	3,959,910
Variation margin for futures contracts	940,659
Capital shares sold	37,264
From broker	16,898
Prepaid expenses	873
Total assets	834,576,834
LIABILITIES:
Payables:
Investment securities purchased	238,508,526
Capital shares reacquired	1,263,448
Transfer agent fees	679,031
Management fee	137,502
Directors’ fees	64,452
Fund administration	19,643
Credit default swap agreements payable, at fair value (including upfront payments of $522,373)	1,229,093
Reverse repurchase agreement payable, at fair value	19,256
Variation margin for centrally cleared credit default swap agreements	8,705
Unrealized depreciation on unfunded commitments	8,942
Accrued expenses and other liabilities	70,459
Total liabilities	242,009,057
Commitments and contingent liabilities
NET ASSETS	$592,567,777
COMPOSITION OF NET ASSETS:
Paid-in capital	$668,446,957
Total distributable earnings (loss)	(75,879,180)
Net Assets	$592,567,777
Outstanding shares (130 million shares of common stock authorized, $.001 par value)	39,762,982
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.90

See Notes to Financial Statements.	27

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Investment income:
Interest and other	$8,809,330
Interest earned from Interfund Lending (See Note 11)	1,017
Total investment income	8,810,347
Expenses:
Management fee	865,279
Non 12b-1 service fees	771,824
Shareholder servicing	326,522
Fund administration	123,611
Professional	32,754
Reports to shareholders	15,568
Custody	8,088
Directors’ fees	4,794
Other	44,185
Gross expenses	2,192,625
Expense reductions (See Note 9)	(845)
Fees waived and expenses reimbursed (See Note 3)	(8,089)
Net expenses	2,183,691
Net investment income	6,626,656
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(25,630,410)
Net realized gain (loss) on futures contracts	(12,473,997)
Net realized gain (loss) on swap contracts	714,315
Net realized gain (loss) on foreign currency related transactions	8
Net change in unrealized appreciation/depreciation on investments	(43,794,842)
Net change in unrealized appreciation/depreciation on futures contracts	(1,851,251)
Net change in unrealized appreciation/depreciation on swap contracts	(200,228)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(238)
Net change in unrealized appreciation/depreciation on unfunded commitments	(8,942)
Net realized and unrealized gain (loss)	(83,245,585)
Net Decrease in Net Assets Resulting From Operations	$(76,618,929)

28	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income	$6,626,656	$10,979,572
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(37,390,084)	5,700,498
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(45,855,501)	(17,473,072)
Net decrease in net assets resulting from operations	(76,618,929)	(793,002)
Distributions to shareholders:	–	(17,629,159)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	62,076,784	132,664,441
Reinvestment of distributions	–	17,629,159
Cost of shares reacquired	(53,513,078)	(154,832,501)
Net increase (decrease) in net assets resulting from capital share transactions	8,563,706	(4,538,901)
Net decrease in net assets	(68,055,223)	(22,961,062)
NET ASSETS:
Beginning of period	$660,623,000	$683,584,062
End of period	$592,567,777	$660,623,000

See Notes to Financial Statements.	29

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2022(c)	$16.85	$0.17	$(2.12)	$(1.95)	$–	$–	$–
12/31/2021	17.34	0.27	(0.30)	(0.03)	(0.34)	(0.12)	(0.46)
12/31/2020	16.85	0.36	0.88	1.24	(0.42)	(0.33)	(0.75)
12/31/2019	15.96	0.42	0.92	1.34	(0.45)	–	(0.45)
12/31/2018	16.65	0.44	(0.60)	(0.16)	(0.53)	–	(0.53)
12/31/2017	16.42	0.36	0.27	0.63	(0.40)	–	(0.40)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

30	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$14.90	(11.57	)(d)	0.71	(e)	0.71	(e)	2.15	(e)	$592,568	203	(d)
16.85	(0.24)		0.70		0.71		1.59		660,623	376
17.34	7.43		0.71		0.72		2.05		683,584	541
16.85	8.41		0.71		0.78		2.50		651,469	715
15.96	(1.03)		0.67		0.89		2.70		561,610	611
16.65	3.86		0.64		0.88		2.16		554,378	452

See Notes to Financial Statements.	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2022. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Notes to Financial Statements (unaudited)(continued)

Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions

Notes to Financial Statements (unaudited)(continued)

on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount

Notes to Financial Statements (unaudited)(continued)

made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into

Notes to Financial Statements (unaudited)(continued)

the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(m)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the six months ended June 30, 2022, the average interest rate paid, the amount of interest paid and the average principal amount for the days borrowed in the period were as follows:

Interest Rate	Interest Expense	Average Amount Borrowed
(10)%	$48	$19,304

(n)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance

Notes to Financial Statements (unaudited)(continued)

with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2022, the Fund had the following unfunded loan commitments:

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Element Materials Technology Group US Holdings Inc. 2022 USD Delayed Draw Term Loan	$236,498	$227,556	$236,498	$(8,942)

(o)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swaps in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(p)	Interest Rate Swaps–The Fund may enter into interest rate swap agreements. Pursuant to interest rate swap agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with

Notes to Financial Statements (unaudited)(continued)

the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(q)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the annual rate of:

First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2022, the effective management fee was at an annual rate of .28% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $8,088 of fund administration fees during the six months ended June 30, 2022.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex- dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021 was as follows:

	Six Months Ended 6/30/2022 (unaudited	)	Year Ended 12/31/2021
Distributions paid from:
Ordinary income	$–		$12,857,073
Net long-term capital gains	–		4,772,086
Total distributions paid	$–		$17,629,159

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$717,727,397
Gross unrealized gain	2,006,588
Gross unrealized loss	(48,324,697)
Net unrealized security gain/(loss)	$(46,318,109)

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for six months ended June 30, 2022 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$1,159,584,473	$187,568,314	$1,119,042,844	$169,952,824

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund engaged in cross-trades purchases of $2,656,396 and sales of $1,226,033 which resulted in a net realized loss of $79,392.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund may enter into forward foreign currency exchange contracts for the six months ended June 30, 2022 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2022 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into CPI swaps for the six months ended June 30, 2022 (as described in note 2(o)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

Notes to Financial Statements (unaudited)(continued)

The Fund entered into credit default swaps for the six months ended June 30, 2022 (as described in Note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contract(1)	–	$474,078
Futures Contracts(2)	$214,030	–
Liability Derivatives
Credit Default Swap Contracts(3)	–	$1,229,093
Futures Contracts(2)	$1,372,026	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Credit default swap agreements receivable/payable, at fair value.

Transactions in derivative instruments for the six months ended June 30, 2022, were as follows:

	Inflation Linked/Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	$304,432	–
Credit Default Swap Contracts(1)	–	$409,883
Futures Contracts(2)	(12,473,997)	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(3)	–	$(200,228)
Futures Contracts(4)	$(1,851,251)	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(5)	6,857,143	–
Credit Default Swap Contracts(5)	–	$15,885,321
Futures Contracts(5)	846	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2022.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents number of contracts.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$25,850,250	$–	$25,850,250
Total	$25,850,250	$–	$25,850,250

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$25,850,250	$–	$–		$(25,850,250)	$–
Total	$25,850,250	$–	$–		$(25,850,250)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$1,229,093	$–	$1,229,093
Reverse Repurchase Agreements	$19,256	$–	$19,256
Total	$1,248,349	$–	$1,248,349

	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a	)	Securities Collateral Pledged(a )	Net Amount(c	)
Citibank	$977,103	$–	$(965,960)		$–	$11,143
Barclays plc	19,256	–	–		(19,256)	–
Morgan Stanley	251,990	–	–		–	251,990
Total	$1,248,349	$–	$(965,960)		$(19,256)	$263,133

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2022.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the six months ended June 30, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2022, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

Notes to Financial Statements (unaudited)(continued)

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2022, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Average Amount Loaned	Average Interest Rate	Interest Income*
$2,273,012	0.55%	$1,017

*	Statement of Operations location: Interest earned from Interfund Lending.

12.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022, the Fund did not have any securities out on loan.

Notes to Financial Statements (unaudited)(continued)

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise.

Certain instruments in which the Fund may invest may rely in some fashion upon LIBOR. On March 5, 2021 the United Kingdom Financial Conduct Authority (FCA) and LIBOR’s administrator, ICE Benchmark Administration (IBA), announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR setting will no longer be published after June 30, 2023. Abandonment of or modification to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability. The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non- agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government. The lower-rated or high-yield bonds (also known as “junk” bonds) in which the Fund may invest are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements,

Notes to Financial Statements (unaudited)(continued)

changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, industry and sector, liquidity, currency, political, information and other risks. As vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(concluded)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares sold	3,927,335	7,714,522
Reinvestment of distributions	–	1,042,466
Shares reacquired	(3,376,962)	(8,957,445)
Increase (decrease)	550,373	(200,457)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

48

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Total Return Portfolio	SFTR-PORT-3 (08/22)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2022

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

42	Statement of Assets and Liabilities

43	Statement of Operations

44	Statements of Changes in Net Assets

46	Financial Highlights

48	Notes to Financial Statements

65	Supplemental Information to Shareholders

Lord Abbett Series Fund – Bond Debenture Portfolio
Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Bond Debenture Portfolio for the six-month period ended June 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/22	6/30/22	1/1/22 - 6/30/22
Class VC
Actual	$1,000.00	$865.90	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Asset Backed Securities	7.30%
Basic Materials	3.94%
Capital Goods	0.05%
Communications	4.66%
Consumer Discretionary	0.01%
Consumer Goods	0.10%
Consumer, Cyclical	7.45%
Consumer, Non-cyclical	9.54%
Energy	17.20%
Financials	8.01%
Sector*	%**
Foreign Government	3.61%
Industrial	3.81%
Mortgage-Backed Securities	7.54%
Municipal	2.76%
Retail	0.03%
Technology	4.98%
Transportation	0.16%
U.S. Government	12.84%
Utilities	4.72%
Repurchase Agreements	1.29%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.75%

ASSET-BACKED SECURITIES 7.52%

Automobiles 1.42%
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	$1,250,000	$1,228,160
Drive Auto Receivables Trust 2021-3 A3	0.79%		10/15/2025	1,736,000	1,698,454
First Investors Auto Owner Trust 2021-2A A†	0.48%		3/15/2027	3,654,765	3,565,226
Hertz Vehicle Financing III LP 2021-2A D†	4.34%		12/27/2027	5,000,000	4,313,959
Santander Drive Auto Receivables Trust 2022-3 B	4.13%		8/16/2027	2,307,000	2,282,169
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	3,118,000	2,910,903
Total					15,998,871

Credit Card 0.34%
Genesis Sales Finance Master Trust 2021-AA A†	1.20%		12/21/2026	1,298,000	1,228,112
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,555,000	2,547,820	(a)
Total					3,775,932

Other 5.76%
AIMCO CLO Ltd. 2019-10A CR†	3.036% (3 Mo. LIBOR + 1.90%	)#	7/22/2032	440,000	413,880
AMMC CLO Ltd. 2021-24A C†	3.263% (3 Mo. LIBOR + 2.20%	)#	1/20/2035	820,000	772,893
AMMC CLO Ltd. 2021-24A D†	4.463% (3 Mo. LIBOR + 3.40%	)#	1/20/2035	500,000	479,771
AMMC CLO XII Ltd. 2013-12A DR†	4.102% (3 Mo. LIBOR + 2.70%	)#	11/10/2030	391,000	353,076
Apidos CLO XXXV 2021-35A D†	3.713% (3 Mo. LIBOR + 2.65%	)#	4/20/2034	680,000	614,349
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D†	4.224% (1 Mo. LIBOR + 2.90%	)#	11/15/2036	2,220,000	2,131,577
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	3.129% (1 Mo. Term SOFR + 1.85%	)#	5/15/2037	1,410,000	1,385,325
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	1,367,000	1,289,590
Bain Capital Credit CLO Ltd. 2021-6A C†	3.148% (3 Mo. LIBOR + 2.05%	)#	10/21/2034	690,000	642,283
Bain Capital Credit CLO Ltd. 2021-6A D†	4.198% (3 Mo. LIBOR + 3.10%	)#	10/21/2034	770,000	724,338
Ballyrock CLO Ltd. 2019-1A A1R†	2.074% (3 Mo. LIBOR + 1.03%	)#	7/15/2032	450,000	439,841
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	3.044% (3 Mo. LIBOR + 2.00%	)#	1/15/2033	578,133	557,551

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BlueMountain CLO XXVIII Ltd. 2021-28A D†	3.944% (3 Mo. LIBOR + 2.90%	)#	4/15/2034	$704,247	$654,950
Carlyle US CLO Ltd. 2021-10A C†	3.113% (3 Mo. LIBOR + 2.05%	)#	10/20/2034	530,000	493,454
Carlyle US CLO Ltd. 2021-10A D†	4.363% (3 Mo. LIBOR + 3.30%	)#	10/20/2034	266,861	249,444
Carlyle US CLO Ltd. 2021-1A B†	2.844% (3 Mo. LIBOR + 1.80%	)#	4/15/2034	750,000	689,256
Carlyle US CLO Ltd. 2021-1A C†	3.844% (3 Mo. LIBOR + 2.80%	)#	4/15/2034	970,000	887,600
CIFC Funding Ltd. 2021-1A D†	4.134% (3 Mo. LIBOR + 2.95%	)#	4/25/2033	920,000	849,693
Dryden 61 CLO Ltd. 2018-61A DR†	4.144% (3 Mo. LIBOR + 3.10%	)#	1/17/2032	1,110,000	1,053,019
Eaton Vance CLO Ltd. 2013-1A C3R†	4.444% (3 Mo. LIBOR + 3.40%	)#	1/15/2034	810,000	766,884
Elmwood CLO VIII Ltd. 2021-1A C1†	3.013% (3 Mo. LIBOR + 1.95%	)#	1/20/2034	1,080,000	1,003,985
Elmwood CLO VIII Ltd. 2021-1A D1†	4.063% (3 Mo. LIBOR + 3.00%	)#	1/20/2034	810,000	759,777
Greywolf CLO III Ltd. 2020-3RA A1R†	2.455% (3 Mo. Term SOFR + 1.55%	)#	4/15/2033	1,398,603	1,380,519
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.334% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	465,000	458,450
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	2.744% (3 Mo. LIBOR + 1.70%	)#	1/17/2030	679,855	663,061
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	857,857	838,990
Invesco CLO Ltd. 2021-3A C†	3.136% (3 Mo. LIBOR + 2.00%	)#	10/22/2034	660,000	612,281
Kayne CLO 10 Ltd. 2021-10A D†	3.934% (3 Mo. LIBOR + 2.75%	)#	4/23/2034	370,000	337,736
Kayne CLO Ltd. 2018 1A DR†	3.694% (3 Mo. LIBOR + 2.65%	)#	7/15/2031	410,000	386,004
KKR CLO 29 Ltd. 29A C†	3.044% (3 Mo. LIBOR + 2.00%	)#	1/15/2032	350,000	331,826
KKR CLO Ltd.18 D†	4.644% (3 Mo. LIBOR + 3.60%	)#	7/18/2030	390,000	376,518
LoanCore Issuer Ltd. 2022-CRE7 AS†	2.779% (1 Mo. SOFR + 2.00%	)#	1/17/2037	2,460,000	2,365,290
Marble Point CLO XVII Ltd. 2020-1A A†	2.363% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	2,050,466	2,005,769

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Marble Point CLO XVII Ltd. 2020-1A B†	2.833% (3 Mo. LIBOR + 1.77%	)#	4/20/2033	$651,646	$621,474
MF1 LLC 2022-FL9 A†	2.96% (1 Mo. Term SOFR + 2.15%	)#	6/19/2037	2,620,000	2,574,150
Mountain View CLO LLC 2016-1A DR†	4.738% (3 Mo. LIBOR + 3.70%	)#	4/14/2033	530,000	503,390
Neuberger Berman Loan Advisers CLO Ltd. 2020-37A AR†	2.033% (3 Mo. LIBOR + .97%	)#	7/20/2031	670,000	656,465
Neuberger Berman Loan Advisers CLO Ltd. 2021-45A C†	3.038% (3 Mo. LIBOR + 2.00%	)#	10/14/2035	960,000	890,811
Oaktree CLO Ltd. 2019-4 BR†	2.763% (3 Mo. LIBOR + 1.70%	)#	10/20/2032	1,460,000	1,388,965
Oaktree CLO Ltd. 2020-1A DR†	4.194% (3 Mo. LIBOR + 3.15%	)#	7/15/2034	935,000	883,700
Oaktree CLO Ltd. 2021-1A D†	4.294% (3 Mo. LIBOR + 3.25%	)#	7/15/2034	425,000	391,338
OCP CLO Ltd. 2016-12A AR2†	1.991% (3 Mo. Term SOFR + 1.27%	)#	4/18/2033	2,400,000	2,349,265
OCP CLO Ltd. 2019-16A DR†	4.139% (3 Mo. LIBOR + 3.15%	)#	4/10/2033	500,000	468,750
OCP CLO Ltd. 2021-21A C†	2.963% (3 Mo. LIBOR + 1.90%	)#	7/20/2034	620,000	571,946
OCP CLO Ltd. 2021-22A B1†	2.763% (3 Mo. LIBOR + 1.70%	)#	12/2/2034	1,860,000	1,746,267
OCP CLO Ltd. 2021-22A D†	4.163% (3 Mo. LIBOR + 3.10%	)#	12/2/2034	250,000	231,753
Octagon Investment Partners XXI Ltd. 2014-1A CR3†	4.161% (3 Mo. LIBOR + 2.75%	)#	2/14/2031	370,589	338,466
OHA Credit Funding 8 Ltd. 2021-8A C†	2.944% (3 Mo. LIBOR + 1.90%	)#	1/18/2034	810,000	751,290
OHA Credit Funding 8 Ltd. 2021-8A D†	3.894% (3 Mo. LIBOR + 2.85%	)#	1/18/2034	650,000	606,393
OHA Credit Funding 9 Ltd. 2021-9A C†	2.944% (3 Mo. LIBOR + 1.90%	)#	7/19/2035	720,000	664,445
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	1,300,000	1,159,996
Palmer Square CLO Ltd. 2021-1A C†	3.763% (3 Mo. LIBOR + 2.70%	)#	4/20/2034	510,000	468,190
Palmer Square CLO Ltd. 2021-4A A†	2.214% (3 Mo. LIBOR + 1.17%	)#	10/15/2034	1,020,000	989,130

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
PFS Financing Corp. 2022-C A†	3.89%		5/15/2027	$5,050,000	$5,000,095
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	795,600	709,807
Rad CLO Ltd. 2020-7A A1†	2.244% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	316,336	309,741
Regata XII Funding Ltd. 2019-1A CR†	3.044% (3 Mo. LIBOR + 2.00%	)#	10/15/2032	1,120,000	1,057,191
Regatta XVIII Funding Ltd. 2021-1A B†	2.494% (3 Mo. LIBOR + 1.45%	)#	1/15/2034	1,060,000	992,253
Regatta XVIII Funding Ltd. 2021-1A D†	3.794% (3 Mo. LIBOR + 2.75%	)#	1/15/2034	1,060,000	959,250
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	1,168,073	1,070,927
Signal Peak CLO Ltd. 2021-10A B†	2.004% (3 Mo. LIBOR + 1.75%	)#	1/24/2035	1,180,000	1,111,195
Signal Peak CLO Ltd. 2021-10A C†	2.404% (3 Mo. LIBOR + 2.15%	)#	1/24/2035	410,000	384,986
Signal Peak CLO Ltd. 2021-10A D†	3.454% (3 Mo. LIBOR + 3.20%	)#	1/24/2035	540,000	510,719
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	1,419,600	1,193,749
TICP CLO XIV Ltd. 2019-14A A2R†	2.713% (3 Mo. LIBOR + 1.65%	)#	10/20/2032	1,000,000	949,836
TICP CLO XIV Ltd. 2019-14A CR†	4.313% (3 Mo. LIBOR + 3.25%	)#	10/20/2032	500,000	467,781
VERDE CLO Ltd. 2019-1A DR†	4.294% (3 Mo. LIBOR + 3.25%	)#	4/15/2032	2,000,000	1,877,228
Voya CLO Ltd. 2019-3A BR†	2.694% (3 Mo. LIBOR + 1.65%	)#	10/17/2032	2,240,000	2,135,335
Wind River CLO Ltd. 2021-4A D†	4.263% (3 Mo. LIBOR + 3.20%	)#	1/20/2035	910,000	861,504
Total					64,816,761
Total Asset-Backed Securities (cost $89,168,898)					84,591,564

				Shares
COMMON STOCKS 1.76%

Aerospace & Defense 0.10%
Huntington Ingalls Industries, Inc.				5,298	1,154,010

Auto Components 0.06%
Chassix Holdings, Inc.*				59,475	669,094

Beverages 0.10%
Monster Beverage Corp.*				12,525	1,161,068

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Shares	Fair Value
Biotechnology 0.12%
Legend Biotech Corp. ADR*	23,734	$1,305,370

Electric: Utilities 0.22%
Constellation Energy Corp.	21,933	1,255,883
Exelon Corp.	26,468	1,199,530
Total		2,455,413

Electric-Generation 0.00%
Frontera Generation Holdings LLC	9,472	2,960

Entertainment 0.11%
Walt Disney Co. (The)*	13,191	1,245,230

Equity Real Estate Investment Trusts 0.06%
SBA Communications Corp.	2,039	652,582

Food Products 0.20%
Hershey Co. (The)	10,414	2,240,676

Information Technology Services 0.11%
Jack Henry & Associates, Inc.	6,676	1,201,814

Insurance 0.20%
Progressive Corp. (The)	9,546	1,109,913
W R Berkley Corp.	16,544	1,129,294
Total		2,239,207

Miscellaneous Financials 0.05%
UTEX Industries, Inc.	8,205	603,068	(a)

Personal Products 0.10%
Gibson Brands, Inc.	9,449	1,118,129
Revlon, Inc. Class A	148,512	37,573
Total		1,155,702

Software 0.14%
Atlassian Corp. plc Class A (Australia)*(b)	8,515	1,595,711

Specialty Retail 0.03%
Claires Holdings LLC	1,067	373,530

Technology Hardware, Storage & Peripherals 0.15%
Apple, Inc.	12,302	1,681,929

Transportation Infrastructure 0.01%
ACBL Holdings Corp.	3,684	71,838	(a)
Total Common Stocks (cost $20,792,784)		19,809,202

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 62.90%

Aerospace/Defense 0.66%
Raytheon Technologies Corp.	4.125%	11/16/2028	$1,625,000	$1,605,296
TransDigm, Inc.	4.625%	1/15/2029	1,331,000	1,074,576
TransDigm, Inc.	5.50%	11/15/2027	5,532,000	4,711,549
Total				7,391,421

Agriculture 0.35%
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	1,707,000	1,512,144
Viterra Finance BV (Netherlands)†(b)	3.20%	4/21/2031	1,518,000	1,230,698
Viterra Finance BV (Netherlands)†(b)	5.25%	4/21/2032	1,306,000	1,215,417
Total				3,958,259

Airlines 1.57%
Air Canada (Canada)†(b)	3.875%	8/15/2026	1,315,000	1,115,048
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	8/15/2027	1,754,246	1,734,409
American Airlines Group, Inc.†(c)	3.75%	3/1/2025	1,341,000	1,132,307
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	2,488,000	2,132,639
Azul Investments LLP†	5.875%	10/26/2024	1,994,000	1,515,841
British Airways Pass Through Trust 2019-1A Class A (United Kingdom)†(b)	3.30%	12/15/2032	705,488	630,470
British Airways Pass Through Trust 2020-1 Class A (United Kingdom)†(b)	4.25%	11/15/2032	405,102	390,656
Delta Air Lines, Inc.†	7.00%	5/1/2025	2,203,000	2,232,834
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,223,000	1,156,215
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	1,695,347	1,523,566
JetBlue 2019-1 Class A Pass Through Trust	2.95%	5/15/2028	900,947	782,860
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	1,000,000	985,825
United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/2027	2,350,832	2,313,925
Total				17,646,595

Apparel 0.14%
Levi Strauss & Co.†	3.50%	3/1/2031	1,907,000	1,562,720

Auto Manufacturers 0.50%
Allison Transmission, Inc.†	3.75%	1/30/2031	1,355,000	1,088,363
Ford Motor Co.	3.25%	2/12/2032	3,902,000	2,931,865
Ford Motor Credit Co. LLC	4.00%	11/13/2030	1,908,000	1,549,811
Total				5,570,039

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks 2.18%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%	)#	3/13/2037		$800,000	$641,771
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(b)	5.50% (5 Yr. Treasury CMT + 4.55%	)#	10/26/2031		2,645,000	–	(d)(e)
Banco Mercantil del Norte SA (Cayman Islands)†(b)	7.625% (10 Yr. Treasury CMT + 5.35%	)#	–	(f)	672,000	623,899
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(b)	2.72% (5 Yr. Treasury CMT + 2.00%	)#	8/11/2031		965,000	850,657
Bank Hapoalim BM (Israel)†(b)	3.255% (5 Yr. Treasury CMT + 2.16%	)#	1/21/2032		1,000,000	860,000
Bank of Ireland Group plc (Ireland)†(b)	2.029% (1 Yr. Treasury CMT + 1.10%	)#	9/30/2027		1,201,000	1,046,379
Bank OZK	2.75% (3 Mo. Term SOFR + 2.09%	)#	10/1/2031		2,069,000	1,883,368
BankUnited, Inc.	4.875%		11/17/2025		1,178,000	1,190,348
CIT Group, Inc.	6.125%		3/9/2028		2,793,000	2,914,683
Home BancShares, Inc.	3.125% (SOFR + 1.82%	)#	1/30/2032		1,058,000	988,909
HSBC Holdings plc (United Kingdom)(b)	2.999% (SOFR + 1.43%	)#	3/10/2026		2,768,000	2,638,044
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 Yr. Treasury CMT + 2.60%	)#	6/1/2032		1,821,000	1,335,507
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		1,741,000	1,652,234
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125% (USD 5 Yr. Swap rate + 3.70%	)#	–	(f)	491,000	444,497
SVB Financial Group	3.125%		6/5/2030		537,000	462,593
SVB Financial Group	4.25% (5 Yr. Treasury CMT + 3.07%	)#	–	(f)	1,334,000	1,009,045
UniCredit SpA (Italy)†(b)	5.861% (USD ICE 5 Yr. Swap rate + 3.70%	)#	6/19/2032		1,488,000	1,311,055
United Overseas Bank Ltd. (Singapore)†(b)	2.00% (5 Yr. Treasury CMT + 1.23%	)#	10/14/2031		1,420,000	1,281,223
US Bancorp	3.00%		7/30/2029		1,090,000	992,722
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,540,445
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%	)#	6/15/2031		893,000	811,349
Total						24,478,728

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Beverages 0.40%
Bacardi Ltd.†	2.75%	7/15/2026	$1,749,000	$1,613,483
Becle SAB de CV (Mexico)†(b)	2.50%	10/14/2031	1,270,000	1,017,496
Brown-Forman Corp.	4.50%	7/15/2045	1,192,000	1,104,885
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(b)	5.25%	4/27/2029	873,000	764,146
Total				4,500,010

Biotechnology 0.35%
Amgen, Inc.	4.20%	2/22/2052	1,275,000	1,120,698
Regeneron Pharmaceuticals, Inc.	2.80%	9/15/2050	4,216,000	2,870,116
Total				3,990,814

Building Materials 0.22%
Builders FirstSource, Inc.†	4.25%	2/1/2032	889,000	678,383
SRM Escrow Issuer LLC†	6.00%	11/1/2028	889,000	753,863
Vulcan Materials Co.	4.50%	6/15/2047	1,186,000	1,057,024
Total				2,489,270

Chemicals 1.70%
Albemarle Corp.	4.65%	6/1/2027	1,332,000	1,312,096
Ashland LLC†	3.375%	9/1/2031	1,306,000	1,064,780
Braskem Idesa SAPI (Mexico)†(b)	6.99%	2/20/2032	2,949,000	2,285,018
Cabot Corp.	5.00%	6/30/2032	1,342,000	1,304,617
CF Industries, Inc.†	4.50%	12/1/2026	1,047,000	1,043,646
Chemours Co. (The)†	5.75%	11/15/2028	1,291,000	1,102,650
EverArc Escrow Sarl (Luxembourg)†(b)	5.00%	10/30/2029	1,402,000	1,181,984
FMC Corp.	3.45%	10/1/2029	893,000	811,018
Ingevity Corp.†	3.875%	11/1/2028	1,275,000	1,070,114
NOVA Chemicals Corp. (Canada)†(b)	4.25%	5/15/2029	1,305,000	1,022,030
OCP SA (Morocco)†(b)	3.75%	6/23/2031	2,847,000	2,158,183
Olin Corp.	5.125%	9/15/2027	1,304,000	1,200,997
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	1,328,000	1,106,470
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	1,462,000	1,157,151
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	3.50%	9/10/2051	1,789,000	1,325,050
Total				19,145,804

Coal 0.21%
Peabody Energy Corp.†	6.375%	3/31/2025	302,000	291,314
SunCoke Energy, Inc.†	4.875%	6/30/2029	872,000	697,978
Warrior Met Coal, Inc.†	7.875%	12/1/2028	1,461,000	1,394,029
Total				2,383,321

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services 1.82%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	3.828%	2/2/2032	$700,000	$566,629
Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.375%	7/3/2029	2,280,000	2,018,263
Ahern Rentals, Inc.†	7.375%	5/15/2023	1,440,000	1,116,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028	1,284,000	1,067,055
Block, Inc.†	3.50%	6/1/2031	896,000	715,953
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	700,000	681,956
CoStar Group, Inc.†	2.80%	7/15/2030	1,100,000	916,898
Georgetown University (The)	2.943%	4/1/2050	1,246,000	885,111
Global Payments, Inc.	2.90%	5/15/2030	1,538,000	1,299,215
Hertz Corp. (The)†	4.625%	12/1/2026	1,295,000	1,084,226
Hertz Corp. (The)†	5.00%	12/1/2029	1,008,000	778,887
Hertz Corp. (The)	5.50%	10/15/2024	987,000	14,805	(a)
Hertz Corp. (The)†	6.00%	1/15/2028	1,887,000	122,655
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	838,853
Johns Hopkins University	2.813%	1/1/2060	692,000	506,561
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	5.375%	11/15/2024	1,675,000	1,555,554
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975,000	1,763,044
Movida Europe SA (Luxembourg)†(b)	5.25%	2/8/2031	1,088,000	844,723
PayPal Holdings, Inc.	4.40%	6/1/2032	1,342,000	1,330,095
Triton Container International Ltd.†	2.05%	4/15/2026	1,690,000	1,496,499
University of Miami	4.063%	4/1/2052	992,000	896,783
Total				20,499,765

Computers 1.47%
Apple, Inc.	3.00%	6/20/2027	2,000,000	1,957,229
Apple, Inc.	3.20%	5/11/2027	3,601,000	3,553,833
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	310,000	274,848
Booz Allen Hamilton, Inc.†	4.00%	7/1/2029	573,000	500,581
Condor Merger Sub, Inc.†	7.375%	2/15/2030	1,344,000	1,096,341
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	9,007,000	7,803,260
Teledyne FLIR LLC	2.50%	8/1/2030	1,603,000	1,329,892
Total				16,515,984

Cosmetics/Personal Care 0.20%
GSK Consumer Healthcare Capital US LLC†	3.625%	3/24/2032	2,389,000	2,210,293

Distribution/Wholesale 0.27%
Ferguson Finance plc (United Kingdom)†(b)	3.25%	6/2/2030	2,229,000	1,931,998
H&E Equipment Services, Inc.†	3.875%	12/15/2028	1,301,000	1,055,449
Total				2,987,447

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 1.63%
AG Issuer LLC†	6.25%		3/1/2028	$1,220,000	$1,066,368
Ally Financial, Inc.	8.00%		11/1/2031	1,543,000	1,717,209
Blackstone Holdings Finance Co. LLC†	2.00%		1/30/2032	1,609,000	1,280,254
Coinbase Global, Inc.†	3.375%		10/1/2028	2,008,000	1,269,658
Coinbase Global, Inc.†	3.625%		10/1/2031	1,905,000	1,075,393
CPPIB Capital, Inc. (Canada)†(b)	1.905% (SOFR + 1.25%	)#	4/4/2025	7,700,000	7,897,609
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	896,000	799,057
Navient Corp.	6.125%		3/25/2024	1,113,000	1,057,350
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	1,377,000	1,254,915
USAA Capital Corp.†	2.125%		5/1/2030	1,129,000	968,657
Total					18,386,470

Electric 4.00%
AES Corp. (The)	2.45%		1/15/2031	1,995,000	1,606,520
Alfa Desarrollo SpA (Chile)†(b)	4.55%		9/27/2051	983,342	708,448
Atlantic City Electric Co.	4.00%		10/15/2028	1,149,000	1,133,720
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%		8/1/2028	1,217,000	1,186,216
Black Hills Corp.	4.35%		5/1/2033	1,166,000	1,089,682
Calpine Corp.†	3.75%		3/1/2031	1,350,000	1,100,858
Calpine Corp.†	4.625%		2/1/2029	3,814,000	3,179,484
Calpine Corp.†	5.00%		2/1/2031	2,841,000	2,300,599
Calpine Corp.†	5.125%		3/15/2028	1,328,000	1,172,285
CenterPoint Energy, Inc.	1.867% (SOFR Index + .65%	)#	5/13/2024	685,000	668,298
Clearway Energy Operating LLC†	4.75%		3/15/2028	1,381,000	1,244,760
Constellation Energy Generation LLC	5.60%		6/15/2042	1,171,000	1,129,513
Constellation Energy Generation LLC	6.25%		10/1/2039	882,000	903,329
El Paso Electric Co.	5.00%		12/1/2044	1,203,000	1,131,205
Electricite de France SA (France)†(b)	3.625%		10/13/2025	1,000,000	983,596
Empresa de Transmision Electrica SA (Panama)†(b)	5.125%		5/2/2049	1,205,000	1,011,646
Enel Finance International NV (Netherlands)†(b)	3.50%		4/6/2028	1,829,000	1,692,289
Entergy Arkansas LLC	4.95%		12/15/2044	1,109,000	1,061,436
FirstEnergy Corp.	4.40%		7/15/2027	2,518,000	2,379,674
FirstEnergy Corp.	5.35%		7/15/2047	1,323,000	1,119,959
FirstEnergy Transmission LLC†	4.55%		4/1/2049	1,271,000	1,025,416
Indianapolis Power & Light Co.†	4.05%		5/1/2046	1,608,000	1,416,481
Louisville Gas & Electric Co.	4.375%		10/1/2045	1,017,000	926,524
Monongahela Power Co.†	3.55%		5/15/2027	1,188,000	1,131,230

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	$2,267,000	$2,078,125
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,084,000	1,005,876
NRG Energy, Inc.†	3.875%	2/15/2032	1,386,000	1,103,925
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	724,433	713,856
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	1,173,000	1,022,698
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	4.875%	7/17/2049	1,440,000	1,124,122
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	5.25%	10/24/2042	1,292,000	1,111,088
Union Electric Co.	2.625%	3/15/2051	1,655,000	1,153,208
Vistra Operations Co. LLC†	4.375%	5/1/2029	2,555,000	2,145,089
Vistra Operations Co. LLC†	5.125%	5/13/2025	2,220,000	2,202,218
Total				44,963,373

Electronics 0.21%
Amphenol Corp.	2.80%	2/15/2030	1,875,000	1,643,239
Imola Merger Corp.†	4.75%	5/15/2029	886,000	744,231
Total				2,387,470

Energy-Alternate Sources 0.54%
Sweihan PV Power Co. PJSC (United Arab Emirates)†(b)	3.625%	1/31/2049	1,680,000	1,397,810
TerraForm Power Operating LLC†	4.75%	1/15/2030	1,484,000	1,273,636
TerraForm Power Operating LLC†	5.00%	1/31/2028	1,000,000	907,620
Topaz Solar Farms LLC†	5.75%	9/30/2039	2,740,556	2,492,440
Total				6,071,506

Engineering & Construction 0.37%
Aeropuerto Internacional de Tocumen SA (Panama)†(b)	5.125%	8/11/2061	1,935,000	1,536,062
Cellnex Finance Co. S.A. (Spain)†(b)	3.875%	7/7/2041	927,000	637,966
Fluor Corp.	4.25%	9/15/2028	2,291,000	2,006,000
Total				4,180,028

Entertainment 1.80%
Churchill Downs, Inc.†	4.75%	1/15/2028	1,787,000	1,593,611
Churchill Downs, Inc.†	5.50%	4/1/2027	2,671,000	2,541,243
Cinemark USA, Inc.†	5.25%	7/15/2028	675,000	543,537
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	3,266,000	2,825,090
Magallanes, Inc.†	5.141%	3/15/2052	1,970,000	1,656,097
Magallanes, Inc.†	5.391%	3/15/2062	856,000	717,393

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment (continued)
Merlin Entertainments Ltd. (United Kingdom)†(b)	5.75%	6/15/2026	$1,360,000	$1,242,841
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029	1,984,000	1,620,204
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	2,032,000	1,733,184
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	2,000,000	1,627,938
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	1,820,000	1,542,814
WMG Acquisition Corp.†	3.00%	2/15/2031	1,417,000	1,101,371
WMG Acquisition Corp.†	3.75%	12/1/2029	1,819,000	1,522,003
Total				20,267,326

Environmental Control 0.22%
Madison IAQ LLC†	4.125%	6/30/2028	1,677,000	1,387,605
Madison IAQ LLC†	5.875%	6/30/2029	1,372,000	1,054,897
Total				2,442,502

Food 1.31%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,000,000	920,089
Hershey Co. (The)	2.65%	6/1/2050	495,000	363,089
Kraft Heinz Foods Co.	4.375%	6/1/2046	4,002,000	3,341,628
Kraft Heinz Foods Co.	4.875%	10/1/2049	5,360,000	4,743,097
McCormick & Co., Inc.	2.50%	4/15/2030	1,046,000	894,747
Post Holdings, Inc.†	4.50%	9/15/2031	1,666,000	1,367,453
Post Holdings, Inc.†	4.625%	4/15/2030	1,303,000	1,101,634
Smithfield Foods, Inc.†	5.20%	4/1/2029	2,021,000	1,987,571
Total				14,719,308

Gas 0.22%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	1,368,000	1,312,140
Southwest Gas Corp.	4.05%	3/15/2032	1,247,000	1,132,973
Total				2,445,113

Health Care-Products 0.47%
Alcon Finance Corp.†	2.60%	5/27/2030	1,552,000	1,321,167
Boston Scientific Corp.	6.75%	11/15/2035	973,000	1,132,881
Edwards Lifesciences Corp.	4.30%	6/15/2028	1,411,000	1,376,533
Mozart Debt Merger Sub, Inc.†	3.875%	4/1/2029	1,682,000	1,438,312
Total				5,268,893

Health Care-Services 3.34%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	1,365,000	1,121,768
Centene Corp.	2.50%	3/1/2031	1,513,000	1,205,679
Centene Corp.	3.00%	10/15/2030	1,327,000	1,103,248

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Centene Corp.	3.375%	2/15/2030	$2,631,000	$2,238,757
Centene Corp.	4.625%	12/15/2029	2,391,000	2,236,625
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	1,304,000	1,133,880
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	2,297,000	1,688,004
Elevance Health, Inc.	2.25%	5/15/2030	1,299,000	1,111,256
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	1,250,000	1,190,163
HCA, Inc.	3.50%	9/1/2030	2,358,000	2,012,801
HCA, Inc.	7.69%	6/15/2025	640,000	671,482
Kaiser Foundation Hospitals	4.15%	5/1/2047	873,000	816,869
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,478,000	1,357,991
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029	1,114,000	901,378
Molina Healthcare, Inc.†	3.875%	11/15/2030	1,553,000	1,329,927
Molina Healthcare, Inc.†	3.875%	5/15/2032	1,245,000	1,046,536
Montefiore Obligated Group	5.246%	11/1/2048	1,553,000	1,334,827
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	1,566,000	1,326,830
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,020,000	942,182
NYU Langone Hospitals	4.368%	7/1/2047	1,191,000	1,105,853
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	1,160,000	1,031,059
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%	1/17/2028	1,512,000	1,382,679
Seattle Children’s Hospital	2.719%	10/1/2050	1,672,000	1,188,643
Tenet Healthcare Corp.†	4.375%	1/15/2030	1,319,000	1,118,532
Tenet Healthcare Corp.†	4.875%	1/1/2026	2,000,000	1,846,930
Tenet Healthcare Corp.†	6.125%	10/1/2028	2,221,000	1,907,550
Tenet Healthcare Corp.†	6.125%	6/15/2030	1,770,000	1,638,241
UnitedHealth Group, Inc.	4.20%	5/15/2032	1,630,000	1,630,060
Total				37,619,750

Home Builders 0.21%
NVR, Inc.	3.00%	5/15/2030	1,297,000	1,118,672
PulteGroup, Inc.	6.375%	5/15/2033	1,215,000	1,252,159
Total				2,370,831

Home Furnishings 0.07%
Leggett & Platt, Inc.	4.40%	3/15/2029	828,000	806,090

Insurance 1.39%
AIA Group Ltd. (Hong Kong)†(b)	3.20%	9/16/2040	440,000	352,227
AIA Group Ltd. (Hong Kong)†(b)	3.375%	4/7/2030	1,304,000	1,221,376
Arch Capital Finance LLC	4.011%	12/15/2026	1,183,000	1,161,236
Assurant, Inc.	2.65%	1/15/2032	1,575,000	1,235,177
Assurant, Inc.	3.70%	2/22/2030	1,158,000	1,030,966

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Insurance (continued)
AXIS Specialty Finance plc (United Kingdom)(b)	5.15%	4/1/2045		$1,595,000	$1,457,071
Brown & Brown, Inc.	2.375%	3/15/2031		2,120,000	1,680,361
Fidelity National Financial, Inc.	4.50%	8/15/2028		1,118,000	1,078,957
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047		1,456,000	1,211,909
PartnerRe Finance B LLC	3.70%	7/2/2029		1,237,000	1,176,867
Selective Insurance Group, Inc.	5.375%	3/1/2049		1,169,000	1,118,746
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		889,000	793,441
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		829,000	796,730
Transatlantic Holdings, Inc.	8.00%	11/30/2039		934,000	1,208,822
W R Berkley Corp.	3.15%	9/30/2061		142,000	93,327
Total					15,617,213

Internet 1.21%
Amazon.com, Inc.	3.15%	8/22/2027		3,500,000	3,406,204
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		1,235,000	1,132,402
Netflix, Inc.(g)	3.625%	5/15/2027	EUR	2,500,000	2,460,118
Netflix, Inc.	4.875%	4/15/2028		$2,536,000	2,391,905
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028		2,000,000	1,901,602
Tencent Holdings Ltd. (China)†(b)	3.925%	1/19/2038		1,445,000	1,235,356
VeriSign, Inc.	2.70%	6/15/2031		1,384,000	1,115,296
Total					13,642,883

Investment Companies 0.17%
Blackstone Private Credit Fund†	2.625%	12/15/2026		1,127,000	945,087
Temasek Financial I Ltd. (Singapore)†(b)	2.50%	10/6/2070		1,480,000	995,850
Total					1,940,937

Iron-Steel 0.47%
CSN Resources S.A. (Brazil)†(b)	5.875%	4/8/2032		1,901,000	1,449,513
CSN Resources SA (Brazil)†(b)	4.625%	6/10/2031		1,517,000	1,079,565
United States Steel Corp.	6.875%	3/1/2029		1,874,000	1,639,750
Vale Overseas Ltd. (Brazil)(b)	3.75%	7/8/2030		1,309,000	1,149,361
Total					5,318,189

Leisure Time 0.44%
Carnival Corp.†	4.00%	8/1/2028		3,229,000	2,659,211
Life Time, Inc.†	5.75%	1/15/2026		1,333,000	1,199,033
Pinnacle Bidco plc†(g)	5.50%	2/15/2025	EUR	1,129,000	1,070,738
Total					4,928,982

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Lodging 0.97%
Boyd Gaming Corp.	4.75%	12/1/2027		$1,201,000	$1,089,427
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		1,306,000	1,172,154
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		2,532,000	2,295,296
Sands China Ltd. (Macao)†(b)	3.10%	3/8/2029		1,479,000	1,049,025
Sands China Ltd. (Macao)(b)	4.875%	6/18/2030		1,367,000	1,001,505
Travel + Leisure Co.	6.00%	4/1/2027		1,439,000	1,305,642
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		1,346,000	1,154,646
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025		2,000,000	1,833,960
Total					10,901,655

Machinery-Diversified 0.39%
nVent Finance Sarl (Luxembourg)(b)	2.75%	11/15/2031		783,000	637,333
TK Elevator Holdco GmbH†(g)	6.625%	7/15/2028	EUR	1,457,100	1,309,679
TK Elevator US Newco, Inc.†	5.25%	7/15/2027		$1,240,000	1,107,692
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026		1,409,000	1,284,935
Total					4,339,639

Media 1.28%
Cable One, Inc.†	4.00%	11/15/2030		1,358,000	1,117,417
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028		1,746,000	1,617,067
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		2,019,000	507,274
FactSet Research Systems, Inc.	3.45%	3/1/2032		1,962,000	1,722,069
Gray Escrow II, Inc.†	5.375%	11/15/2031		1,837,000	1,475,855
LCPR Senior Secured Financing DAC (Ireland)†(b)	6.75%	10/15/2027		208,000	194,581
News Corp.†	3.875%	5/15/2029		1,559,000	1,350,446
Nexstar Media, Inc.†	4.75%	11/1/2028		1,280,000	1,100,205
Univision Communications, Inc.†	4.50%	5/1/2029		1,372,000	1,152,697
UPC Broadband Finco BV (Netherlands)†(b)	4.875%	7/15/2031		2,867,000	2,345,163
VZ Secured Financing BV (Netherlands)†(b)	5.00%	1/15/2032		2,228,000	1,853,874
Total					14,436,648

Metal Fabricate-Hardware 0.08%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029		999,000	851,314

Mining 1.89%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%	3/31/2029		2,330,000	2,087,261
Anglo American Capital plc (United Kingdom)†(b)	4.75%	3/16/2052		1,279,000	1,101,286
Anglo American Capital plc (United Kingdom)†(b)	5.625%	4/1/2030		1,100,000	1,108,890
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%	4/1/2031		5,325,000	4,356,223
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	6.125%	4/15/2032		1,346,000	1,214,072

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mining (continued)
Freeport Indonesia PT (Indonesia)†(b)	5.315%		4/14/2032	$1,080,000	$984,420
Freeport Indonesia PT (Indonesia)†(b)	6.20%		4/14/2052	1,277,000	1,113,378
Freeport-McMoRan, Inc.	4.125%		3/1/2028	1,375,000	1,278,654
Freeport-McMoRan, Inc.	4.375%		8/1/2028	1,084,000	1,013,900
Hecla Mining Co.	7.25%		2/15/2028	1,194,000	1,102,198
Kaiser Aluminum Corp.†	4.50%		6/1/2031	1,528,000	1,159,201
Mirabela Nickel Ltd.	1.00%		9/10/2044	15,172	1	(d)
Newmont Corp.	2.25%		10/1/2030	1,318,000	1,095,313
Novelis Corp.†	4.75%		1/30/2030	1,571,000	1,308,784
Teck Resources Ltd. (Canada)(b)	3.90%		7/15/2030	1,413,000	1,301,094
Vedanta Resources Finance II plc (United Kingdom)†(b)	8.95%		3/11/2025	1,270,000	1,007,065
Total					21,231,740

Miscellaneous Manufacturing 0.09%
Hillenbrand, Inc.	3.75%		3/1/2031	1,275,000	1,032,093

Multi-National 0.60%
Asian Development Bank (Philippines)(b)	1.671% (SOFR Index + 1.00%	)#	4/6/2027	4,600,000	4,742,135
Inter-American Investment Corp.	2.625%		4/22/2025	2,000,000	1,967,743
Total					6,709,878

Office/Business Equipment 0.09%
CDW LLC/CDW Finance Corp.	3.569%		12/1/2031	1,287,000	1,065,687

Oil & Gas 13.19%
Antero Resources Corp.†	5.375%		3/1/2030	4,170,000	3,808,878
Apache Corp.	4.25%		1/15/2030	2,793,000	2,479,877
Apache Corp.	4.75%		4/15/2043	1,641,000	1,281,028
Apache Corp.	5.10%		9/1/2040	3,580,000	3,033,262
California Resources Corp.†	7.125%		2/1/2026	1,743,000	1,707,452
Callon Petroleum Co.	6.125%		10/1/2024	1,005,000	1,021,105
Callon Petroleum Co.	6.375%		7/1/2026	2,761,000	2,550,736
Callon Petroleum Co.†	7.50%		6/15/2030	1,538,000	1,417,544
Callon Petroleum Co.†	8.00%		8/1/2028	1,951,000	1,877,008
Cenovus Energy, Inc. (Canada)(b)	2.65%		1/15/2032	1,364,000	1,129,808
Cenovus Energy, Inc. (Canada)(b)	3.75%		2/15/2052	2,668,000	2,030,632
Cenovus Energy, Inc. (Canada)(b)	5.40%		6/15/2047	3,846,000	3,703,256
Centennial Resource Production LLC†	5.375%		1/15/2026	2,211,000	2,000,997
Centennial Resource Production LLC†	6.875%		4/1/2027	3,588,000	3,413,586

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Chesapeake Energy Corp.†	6.75%	4/15/2029	$2,512,000	$2,436,640
CITGO Petroleum Corp.†	7.00%	6/15/2025	949,000	920,117
CNX Resources Corp.†	7.25%	3/14/2027	1,626,000	1,595,716
Comstock Resources, Inc.†	5.875%	1/15/2030	1,615,000	1,393,317
Comstock Resources, Inc.†	6.75%	3/1/2029	1,713,000	1,537,529
Continental Resources, Inc.	4.375%	1/15/2028	4,075,000	3,838,161
Continental Resources, Inc.†	5.75%	1/15/2031	1,644,000	1,592,576
Crescent Energy Finance LLC†	7.25%	5/1/2026	1,716,000	1,564,743
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	1,840,000	1,653,035
Diamondback Energy, Inc.	3.50%	12/1/2029	2,292,000	2,101,544
Diamondback Energy, Inc.	4.25%	3/15/2052	2,616,000	2,175,625
Diamondback Energy, Inc.	4.40%	3/24/2051	2,777,000	2,371,057
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	1,734,000	1,641,068
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	2,818,000	2,691,937
EQT Corp.	6.625%	2/1/2025	1,604,000	1,653,299
Exxon Mobil Corp.	3.043%	3/1/2026	2,071,000	2,034,927
Geopark Ltd. (Colombia)†(b)	5.50%	1/17/2027	1,101,000	924,267
Helmerich & Payne, Inc.	2.90%	9/29/2031	2,358,000	2,023,546
Hess Corp.	5.60%	2/15/2041	1,386,000	1,352,974
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	1,014,000	892,208
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	897,000	774,784
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,234,000	1,165,359
Kosmos Energy Ltd.†	7.125%	4/4/2026	1,087,000	925,466
Kosmos Energy Ltd.†	7.75%	5/1/2027	2,079,000	1,780,950
Laredo Petroleum, Inc.†	7.75%	7/31/2029	2,617,000	2,364,695
Laredo Petroleum, Inc.	10.125%	1/15/2028	3,500,000	3,469,603
Lukoil Capital DAC (Ireland)†(b)	3.60%	10/26/2031	1,707,000	904,710
Lukoil Securities BV (Netherlands)†(b)	3.875%	5/6/2030	1,150,000	609,500
Matador Resources Co.	5.875%	9/15/2026	838,000	807,111
MC Brazil Downstream Trading Sarl (Luxembourg)†(b)	7.25%	6/30/2031	1,320,000	1,052,495
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	2,312,000	2,115,112
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	4,595,000	4,638,055
Murphy Oil Corp.	5.875%	12/1/2027	2,000,000	1,870,180
Murphy Oil Corp.	6.375%	7/15/2028	1,140,000	1,065,262
Occidental Petroleum Corp.	6.125%	1/1/2031	3,933,000	3,994,433
Occidental Petroleum Corp.	6.625%	9/1/2030	837,000	863,633
Occidental Petroleum Corp.	7.50%	5/1/2031	613,000	660,339
OQ SAOC (Oman)†(b)	5.125%	5/6/2028	1,782,000	1,685,597

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Ovintiv, Inc.	6.50%	8/15/2034	$735,000	$768,260
Ovintiv, Inc.	6.50%	2/1/2038	1,948,000	2,013,714
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	1,394,000	1,160,759
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,562,000	1,340,712
PDC Energy, Inc.	5.75%	5/15/2026	2,868,000	2,680,705
Pertamina Persero PT (Indonesia)†(b)	4.175%	1/21/2050	1,456,000	1,143,644
Pertamina Persero PT (Indonesia)†(b)	4.70%	7/30/2049	1,531,000	1,269,342
Petroleos Mexicanos (Mexico)(b)	6.70%	2/16/2032	2,818,000	2,154,643
Pioneer Natural Resources Co.	2.15%	1/15/2031	1,344,000	1,107,963
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	1,295,000	1,160,922
Qatar Petroleum (Qatar)†(b)	3.30%	7/12/2051	5,399,000	4,182,163
Range Resources Corp.†	4.75%	2/15/2030	2,643,000	2,374,511
Range Resources Corp.	8.25%	1/15/2029	2,791,000	2,850,134
Reliance Industries Ltd. (India)†(b)	3.625%	1/12/2052	1,700,000	1,236,297
Rockcliff Energy II LLC†	5.50%	10/15/2029	316,000	288,004
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	4.375%	4/16/2049	1,895,000	1,685,261
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	1,473,000	1,712,827
SM Energy Co.	5.625%	6/1/2025	493,000	466,531
SM Energy Co.	6.625%	1/15/2027	4,388,000	4,108,090
SM Energy Co.	6.75%	9/15/2026	2,171,000	2,050,917
Southwestern Energy Co.	4.75%	2/1/2032	358,000	306,785
Southwestern Energy Co.	5.375%	2/1/2029	2,433,000	2,261,401
Southwestern Energy Co.	5.375%	3/15/2030	3,246,000	2,992,909
Southwestern Energy Co.	8.375%	9/15/2028	1,608,000	1,697,236
Suncor Energy, Inc. (Canada)(b)	4.00%	11/15/2047	2,620,000	2,243,699
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%	8/15/2030	2,085,000	1,593,586
Texaco Capital, Inc.	8.625%	11/15/2031	722,000	915,351
Thaioil Treasury Center Co. Ltd. (Thailand)†(b)	3.75%	6/18/2050	450,000	303,507
Viper Energy Partners LP†	5.375%	11/1/2027	1,751,000	1,676,542
Total				148,343,154

Oil & Gas Services 0.67%
Oceaneering International, Inc.	4.65%	11/15/2024	1,301,000	1,205,142
Oceaneering International, Inc.	6.00%	2/1/2028	2,094,000	1,848,248
TechnipFMC plc (United Kingdom)†(b)	6.50%	2/1/2026	781,000	780,813
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	1,271,000	1,129,786
Weatherford International Ltd.†	8.625%	4/30/2030	3,101,000	2,579,215
Total				7,543,204

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Packaging & Containers 0.37%
Ball Corp.	2.875%		8/15/2030		$2,154,000	$1,738,529
Crown Cork & Seal Co., Inc.	7.375%		12/15/2026		1,295,000	1,328,216
Sealed Air Corp.†	6.875%		7/15/2033		1,060,000	1,070,017
Total						4,136,762

Pharmaceuticals 0.72%
AbbVie, Inc.	4.25%		11/21/2049		1,409,000	1,253,225
BellRing Brands, Inc.†	7.00%		3/15/2030		874,000	824,938
CVS Health Corp.	3.625%		4/1/2027		1,549,000	1,510,259
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028		1,285,000	1,142,012
Owens & Minor, Inc.†	4.50%		3/31/2029		1,344,000	1,099,022
Pfizer, Inc.	2.625%		4/1/2030		1,246,000	1,138,528
Zoetis, Inc.	2.00%		5/15/2030		1,387,000	1,162,537
Total						8,130,521

Pipelines 2.82%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%		11/2/2047		1,779,000	1,689,008
AI Candelaria Spain SA (Spain)†(b)	5.75%		6/15/2033		1,646,000	1,207,479
AI Candelaria Spain SA (Spain)†(b)	7.50%		12/15/2028		1,300,000	1,167,621
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		1,763,000	1,402,423
Cheniere Energy Partners LP†	3.25%		1/31/2032		2,096,000	1,655,222
Colonial Enterprises, Inc.†	3.25%		5/15/2030		1,241,000	1,127,910
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		3,394,000	2,900,241
DT Midstream, Inc.†	4.30%		4/15/2032		1,293,000	1,187,861
Energy Transfer LP	6.50% (5 Yr. Treasury CMT + 5.69%	)#	–	(f)	1,317,000	1,167,412
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040		3,001,000	2,378,405
Magellan Midstream Partners LP	3.95%		3/1/2050		1,288,000	1,018,581
NGPL PipeCo LLC†	3.25%		7/15/2031		1,215,000	1,013,645
NGPL PipeCo LLC†	4.875%		8/15/2027		852,000	843,705
Northern Natural Gas Co.†	4.30%		1/15/2049		811,000	707,758
ONEOK, Inc.	4.45%		9/1/2049		1,288,000	1,028,451
Sabal Trail Transmission LLC†	4.246%		5/1/2028		1,125,000	1,100,326
Sabine Pass Liquefaction LLC	4.50%		5/15/2030		3,627,000	3,479,680
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.55%		11/1/2028		1,306,000	1,199,502
Venture Global Calcasieu Pass LLC†	3.875%		8/15/2029		1,321,000	1,159,111
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031		1,293,000	1,108,741
Western Midstream Operating LP	4.55%		2/1/2030		3,702,000	3,212,577
Total						31,755,659

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Real Estate 0.49%
Canary Wharf Group Investment Holdings plc (United Kingdom)†(g)	3.375%	4/23/2028	GBP	875,000	$950,670
Hunt Cos., Inc.†	5.25%	4/15/2029		$3,231,000	2,751,180
Kennedy-Wilson, Inc.	4.75%	2/1/2030		1,441,000	1,129,982
Kennedy-Wilson, Inc.	5.00%	3/1/2031		814,000	632,108
Total					5,463,940

REITS 2.14%
Alexandria Real Estate Equities, Inc.	2.00%	5/18/2032		508,000	401,816
Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030		645,000	640,920
American Campus Communities Operating Partnership LP	2.25%	1/15/2029		1,094,000	1,013,979
American Campus Communities Operating Partnership LP	3.875%	1/30/2031		1,916,000	1,886,145
Crown Castle International Corp.	2.50%	7/15/2031		1,845,000	1,511,740
Crown Castle International Corp.	4.15%	7/1/2050		986,000	821,764
EPR Properties	3.60%	11/15/2031		551,000	436,159
GLP Capital LP/GLP Financing II, Inc.	3.25%	1/15/2032		1,272,000	1,022,008
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		1,278,000	1,104,254
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032		1,095,000	1,075,529
Goodman US Finance Four LLC†	4.50%	10/15/2037		1,079,000	998,755
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029		1,422,000	1,096,615
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028		2,138,000	1,954,560
Prologis LP	4.375%	2/1/2029		1,106,000	1,105,816
Rayonier LP	2.75%	5/17/2031		2,532,000	2,116,316
SBA Communications Corp.	3.875%	2/15/2027		4,137,000	3,785,955
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025		889,000	847,177
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		2,473,000	2,215,449
Total					24,034,957

Retail 1.31%
Costco Wholesale Corp.	1.75%	4/20/2032		1,511,000	1,244,806
Dollar Tree, Inc.	3.375%	12/1/2051		3,366,000	2,396,374
Gap, Inc. (The)†	3.875%	10/1/2031		1,084,000	758,290
Genuine Parts Co.	2.75%	2/1/2032		848,000	702,571
Kohl’s Corp.	5.55%	7/17/2045		1,814,000	1,532,167
Murphy Oil USA, Inc.†	3.75%	2/15/2031		2,934,000	2,498,580
SRS Distribution, Inc.†	4.625%	7/1/2028		895,000	784,548
Stonegate Pub Co. Financing 2019 plc(g)	8.00%	7/13/2025	GBP	906,000	1,012,990
Stonegate Pub Co. Financing 2019 plc(g)	8.25%	7/31/2025	GBP	1,774,000	1,980,564
Tiffany & Co.	4.90%	10/1/2044		$1,816,000	1,798,381
Total					14,709,271

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Savings & Loans 0.00%
Washington Mutual Bank(h)	6.875%	6/15/2011	$1,250,000	$125	(d)

Semiconductors 0.89%
Entegris Escrow Corp.†	4.75%	4/15/2029	1,144,000	1,067,413
KLA Corp.	4.10%	3/15/2029	439,000	433,931
KLA Corp.	4.65%	7/15/2032	1,696,000	1,731,340
Lam Research Corp.	4.875%	3/15/2049	808,000	823,369
Micron Technology, Inc.	5.327%	2/6/2029	598,000	595,445
ON Semiconductor Corp.†	3.875%	9/1/2028	1,426,000	1,257,435
TSMC Arizona Corp.	3.25%	10/25/2051	5,159,000	4,148,304
Total				10,057,237

Shipbuilding 0.08%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	972,000	916,959

Software 1.97%
Autodesk, Inc.	3.50%	6/15/2027	1,446,000	1,384,147
Electronic Arts, Inc.	2.95%	2/15/2051	801,000	584,902
Intuit, Inc.	1.65%	7/15/2030	2,012,000	1,653,875
Minerva Merger Sub, Inc.†	6.50%	2/15/2030	1,293,000	1,079,067
MSCI, Inc.†	3.25%	8/15/2033	1,483,000	1,184,917
MSCI, Inc.†	3.875%	2/15/2031	3,447,000	2,957,147
MSCI, Inc.†	4.00%	11/15/2029	1,799,000	1,598,933
Oracle Corp.	4.50%	7/8/2044	1,280,000	1,047,101
PTC, Inc.†	4.00%	2/15/2028	1,303,000	1,179,648
ROBLOX Corp.†	3.875%	5/1/2030	2,680,000	2,180,341
Roper Technologies, Inc.	1.75%	2/15/2031	1,352,000	1,054,828
ServiceNow, Inc.	1.40%	9/1/2030	2,297,000	1,799,694
Twilio, Inc.	3.625%	3/15/2029	3,111,000	2,621,375
Workday, Inc.	3.80%	4/1/2032	1,975,000	1,806,670
Total				22,132,645

Telecommunications 2.19%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(b)	6.75%	10/1/2026	1,264,000	1,140,134
CT Trust (Guatemala)†(b)	5.125%	2/3/2032	751,000	603,226
Frontier Communications Holdings LLC†	5.875%	10/15/2027	882,000	795,302
Hughes Satellite Systems Corp.	5.25%	8/1/2026	1,111,000	1,024,209
Sprint Capital Corp.	6.875%	11/15/2028	7,646,000	8,062,783
T-Mobile USA, Inc.	3.375%	4/15/2029	2,459,000	2,158,768
T-Mobile USA, Inc.	3.875%	4/15/2030	1,099,000	1,026,680

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications (continued)
T-Mobile USA, Inc.	4.50%		4/15/2050	$1,311,000	$1,166,311
Verizon Communications, Inc.	4.016%		12/3/2029	2,942,000	2,852,035
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.25%		1/31/2031	3,494,000	2,818,383
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.75%		7/15/2031	1,995,000	1,615,950
Xiaomi Best Time International Ltd. (Hong Kong)†(b)	4.10%		7/14/2051	2,066,000	1,391,621
Total					24,655,402

Toys/Games/Hobbies 0.24%
Hasbro, Inc.	3.90%		11/19/2029	1,209,000	1,111,354
Hasbro, Inc.	5.10%		5/15/2044	1,761,000	1,579,819
Total					2,691,173

Transportation 0.32%
Autoridad del Canal de Panama (Panama)†(b)	4.95%		7/29/2035	1,000,000	1,018,237
Central Japan Railway Co. (Japan)†(b)	4.25%		11/24/2045	1,524,000	1,484,666
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%		2/20/2034	1,302,424	1,134,044
Total					3,636,947
Total Corporate Bonds (cost $800,300,563)					707,483,944

FLOATING RATE LOANS(i) 2.48%

Aerospace/Defense 0.16%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50% (1 Mo. LIBOR + 6.50%	)	3/6/2024	656,228	620,956
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(b)	0.50%		3/6/2025	1,215,830	1,217,854
Total					1,838,810

Beverages 0.09%
Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(b)	–	(j)	4/21/2029	1,092,307	1,039,057

Building & Construction 0.18%
Centuri Group, Inc Term Loan B	4.075% (3 Mo. LIBOR + 2.50%	)	8/27/2028	1,133,292	1,088,675
USIC Holdings, Inc. 2021 Term Loan	5.166% (1 Mo. LIBOR + 3.50%	)	5/12/2028	1,011,654	945,011
Total					2,033,686

Building Materials 0.20%
Oscar AcquisitionCo, LLC Term Loan B	6.108%		4/29/2029	1,482,000	1,330,095
Quikrete Holdings, Inc. 2021 Term Loan B1	4.666% (1 Mo. LIBOR + 3.00%	)	6/11/2028	968,502	915,961
Total					2,246,056

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Cable & Satellite Television 0.00%
Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B (Luxembourg)(b)	4.92% (6. Mo.SOFR + 4.25%	)	2/1/2029		$50,380	$46,999

Diversified Capital Goods 0.19%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(g)	–	(j)	3/16/2029	EUR	1,162,111	1,115,268
Tank Holding Corp. 2022 Term Loan	7.625% (1 Mo. SOFR + 6.00%	)	3/31/2028		$1,050,700	1,008,672
Total						2,123,940

Electric: Generation 0.27%
Astoria Energy LLC 2020 Term Loan B	5.166% (1 Mo. LIBOR + 3.50%	)	12/10/2027		1,813,228	1,712,930
EFS Cogen Holdings I LLC 2020 Term Loan B	5.76% (3 Mo. LIBOR + 3.50%	)	10/1/2027		1,226,406	1,151,546
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	3.75% (3 Mo. LIBOR + 1.50%	)	7/28/2028		129,040	32,260	(k)
Frontera Generation Holdings LLC 2021 Term Loan	15.25% (3 Mo. LIBOR + 13.00%	)	7/28/2026		133,293	131,960
Total						3,028,696

Electric: Integrated 0.16%
Generation Bridge Acquisition, LLC Term Loan B	7.25% (3 Mo. LIBOR + 5.00%	)	12/1/2028		699,977	685,978
Generation Bridge Acquisition, LLC Term Loan C	7.25% (3 Mo. LIBOR + 5.00%	)	12/1/2028		14,476	14,186
Helix Gen Funding, LLC Term Loan B	5.416% (1 Mo. LIBOR + 3.75%	)	6/3/2024		1,241,207	1,150,754
Total						1,850,918

Gas Distribution 0.21%
Brazos Delaware II, LLC Term Loan B	5.595% (1 Mo. LIBOR + 4.00%	)	5/21/2025		1,264,993	1,221,667
Oryx Midstream Services Permian Basin LLC Term Loan B	4.705% (3 Mo. LIBOR + 3.25%	)	10/5/2028		1,181,606	1,127,453
Total						2,349,120

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Facilities 0.22%
Electron BidCo Inc. 2021 Term Loan	4.666% (1 Mo. LIBOR + 3.00%	)	11/1/2028	$1,321,591	$1,241,238
Global Medical Response, Inc. 2020 Term Loan B	5.25% (3 Mo. LIBOR + 4.25%	)	10/2/2025	1,305,668	1,217,946
Total					2,459,184

Health Services 0.14%
National Mentor Holdings, Inc. 2021 Term Loan	5.42% - 6.01% (1 Mo. LIBOR + 3.75% (3 Mo. LIBOR + 3.75%	) )	3/2/2028	1,733,063	1,510,555
National Mentor Holdings, Inc. 2021 Term Loan C	6.01% (3 Mo. LIBOR + 3.75%	)	3/2/2028	55,298	48,198
Total					1,558,753

Machinery 0.09%
SPX Flow, Inc. 2022 Term Loan	6.125% (1 Mo. SOFR + 4.50%	)	4/5/2029	1,034,380	966,628
Vertical US Newco Inc Term Loan B	4.019% (6 Mo. LIBOR + 3.50%	)	7/30/2027	3,530	3,364
Total					969,992

Metals/Mining (Excluding Steel) 0.08%
Peabody Energy Corporation 2018 Term Loan	4.374% (1 Mo. LIBOR + 2.75%	)	3/31/2025	991,175	926,268

Personal & Household Products 0.00%
FGI Operating Company, LLC Exit Term Loan	12.25% (3 Mo. LIBOR + 10.00%	)	5/16/2023	82,670	10,375	(l)
Revlon Consumer Products Corporation 2020 Additional Term Loan B2	5.459% (3 Mo. LIBOR + 3.50%	)	6/30/2025	16	11
Total					10,386

Software/Services 0.21%
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4	–	(j)	12/1/2027	714,855	685,546
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	6.23% (3 Mo. LIBOR + 5.00%	)	7/27/2028	614,638	554,271
Peraton Corp. Term Loan B	5.416% (1 Mo. LIBOR + 3.75%	)	2/1/2028	1,156,482	1,089,157
Total					2,328,974

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Specialty Retail 0.11%
Winterfell Financing Sarl EUR Term Loan B(g)	2.925% (3 Mo. EURIBOR + 2.93%	)	5/4/2028	EUR	1,316,145	$1,235,005

Support: Services 0.00%
Verscend Holding Corp. 2021 Term Loan B	5.666% (1 Mo. LIBOR + 4.00%	)	8/27/2025		$1,271	1,220

Technology Hardware & Equipment 0.11%
Atlas CC Acquisition Corp Term Loan B	5.825% (3 Mo. LIBOR + 4.25%	)	5/25/2028		1,054,383	977,287
Atlas CC Acquisition Corp Term Loan C	5.825% (3 Mo. LIBOR + 4.25%	)	5/25/2028		214,451	198,770
Total						1,176,057

Theaters & Entertainment 0.06%
Vue International Bidco p.l.c. 2019 EUR Term Loan B(g)(h)	–	(j)	7/3/2026	EUR	857,905	648,209
Total Floating Rate Loans (cost $29,751,988)						27,871,330

FOREIGN GOVERNMENT OBLIGATIONS 3.12%

Angola 0.26%
Angolan Government International Bond†(b)	9.125%		11/26/2049		$2,602,000	1,851,193
Angolan Government International Bond†(b)	9.375%		5/8/2048		1,474,000	1,072,408
Total						2,923,601

Bermuda 0.17%
Bermuda Government International Bond†	2.375%		8/20/2030		1,096,000	920,534
Bermuda Government International Bond†	3.375%		8/20/2050		1,444,000	1,053,281
Total						1,973,815

Brazil 0.18%
Federal Republic of Brazil(b)	4.75%		1/14/2050		3,028,000	2,060,648

Colombia 0.24%
Colombia Government International Bond(b)	5.20%		5/15/2049		4,043,000	2,752,471

Costa Rica 0.21%
Costa Rica Government International Bond†(b)	7.158%		3/12/2045		2,774,000	2,423,564

Dominican Republic 0.10%
Dominican Republic International Bond†(b)	6.00%		2/22/2033		1,309,000	1,093,747

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Ecuador 0.25%
Ecuador Government International Bond†(b)	5.00%		7/31/2030		$4,370,000	$2,846,057

France 0.20%
Caisse d’Amortissement de la Dette Sociale†(b)	3.00%		5/17/2025		2,220,000	2,205,986

Gabon 0.12%
Gabon Government International Bond†(b)	7.00%		11/24/2031		1,798,000	1,316,873

Kenya 0.04%
Kenya Government International Bond†(b)	7.25%		2/28/2028		621,000	450,641

Norway 0.84%
Kommunalbanken AS†(b)	2.448% (SOFR + 1.00%	)#	6/17/2026		9,200,000	9,448,362

Oman 0.13%
Oman Sovereign Sukuk Co.†(b)	4.875%		6/15/2030		1,466,000	1,424,578

Senegal 0.11%
Senegal Government International Bond†(g)	5.375%		6/8/2037	EUR	1,882,000	1,241,270

South Africa 0.18%
South Africa Government International Bond(b)	5.75%		9/30/2049		$1,203,000	825,264
South Africa Government International Bond(b)	7.30%		4/20/2052		1,459,000	1,170,410
Total						1,995,674

Sri Lanka 0.09%
Sri Lanka Government International Bond†(b)	5.875%		7/25/2022		2,340,000	978,327
Total Foreign Government Obligations (cost $43,516,947)						35,135,614

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.83%
Fannie Mae or Freddie Mac(m)	3.50%		TBA		1,465,000	1,409,261
Fannie Mae or Freddie Mac(m)	3.50%		TBA		1,459,000	1,401,888
Fannie Mae or Freddie Mac(m)	4.00%		TBA		8,000,000	7,877,656
Fannie Mae or Freddie Mac(m)	4.50%		TBA		12,472,000	12,495,872
Fannie Mae or Freddie Mac(m)	5.00%		TBA		2,324,000	2,366,168
Fannie Mae Pool	3.50%		4/1/2052		1,796,000	1,744,646

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Fannie Mae Pool	4.00%	5/1/2052	$2,625,298	$2,635,804
Fannie Mae Pool	4.00%	5/1/2052	1,946,619	1,951,394
Federal Home Loan Mortgage Corp.	3.50%	8/1/2045	2,176,791	2,145,352
Federal National Mortgage Assoc.	3.50%	9/1/2051	1,144,662	1,119,610
Federal National Mortgage Assoc.(m)	5.50%	TBA	5,475,000	5,669,193
Ginnie Mae(m)	3.50%	TBA	3,025,000	2,939,922
Ginnie Mae(m)	4.00%	TBA	6,100,000	6,061,756
Ginnie Mae(m)	5.00%	TBA	4,506,000	4,601,048
Government National Mortgage Assoc.(m)	4.50%	TBA	8,100,000	8,221,500
Government National Mortgage Assoc.(m)	4.50%	TBA	2,950,000	2,982,957
Total Government Sponsored Enterprises Pass-Throughs (cost $65,302,982)				65,624,027

MUNICIPAL BONDS 2.85%

Education 0.56%
California State University	3.899%	11/1/2047	1,975,000	1,848,469
Ohio University	5.59%	12/1/2114	1,000,000	998,780
Permanent University Fund - Texas A&M University S	3.66%	7/1/2047	1,070,000	989,382
Regents of the University of California Medical Ce	3.006%	5/15/2050	1,185,000	897,081
Regents of the University of California Medical Ce	4.132%	5/15/2032	880,000	872,685
Regents of the University of California Medical Ce	6.548%	5/15/2048	600,000	746,754
Total				6,353,151

General Obligation 0.50%
Commonwealth of Pennsylvania	5.45%	2/15/2030	836,000	907,674
District of Columbia	5.591%	12/1/2034	795,000	880,206
State of Illinois	5.10%	6/1/2033	3,010,000	3,031,955
University of North Carolina at Chapel Hill	3.847%	12/1/2034	855,000	847,471
Total				5,667,306

Government 0.30%
Louisiana Local Government Environmental Facilitie	3.615%	2/1/2029	1,334,000	1,334,275
Louisiana Local Government Environmental Facilitie	4.145%	2/1/2033	2,002,000	2,005,027
Total				3,339,302

Lease Obligation 0.06%
State of Wisconsin	3.294%	5/1/2037	790,000	699,891

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Miscellaneous 0.24%
Dallas Convention Center Hotel Development Corp	7.088%	1/1/2042	$1,210,000	$1,434,835
New York City Industrial Development Agency†	11.00%	3/1/2029	1,040,000	1,273,721
Total				2,708,556

Revenue - Utilities - Other 0.10%
City of San Antonio TX Electric & Gas Systems Reve	5.718%	2/1/2041	980,000	1,138,716

Tax Revenue 0.42%
County of Miami-Dade FL	2.786%	10/1/2037	660,000	530,003
Dallas Area Rapid Transit	2.613%	12/1/2048	1,090,000	804,838
Massachusetts School Building Authority	5.715%	8/15/2039	1,220,000	1,369,234
Memphis-Shelby County Industrial Development Board(h)	7.00%	7/1/2045	1,415,000	1,077,130	(a)
New York State Dormitory Authority	3.19%	2/15/2043	310,000	254,959
Regional Transportation District Sales Tax Revenue	2.387%	11/1/2037	830,000	632,468
Total				4,668,632

Taxable Revenue - Water & Sewer 0.05%
City & County Honolulu HI Wastewater System Revenu	1.623%	7/1/2031	390,000	320,549
City & County Honolulu HI Wastewater System Revenu	2.574%	7/1/2041	260,000	192,860
Total				513,409

Transportation 0.62%
Chicago Transit Authority Sales Tax Receipts Fund	6.20%	12/1/2040	1,030,000	1,185,599
County of Miami-Dade FL Aviation Revenue	4.28%	10/1/2041	950,000	888,533
Foothill-Eastern Transportation Corridor Agency	4.094%	1/15/2049	1,292,000	1,134,187
Metropolitan Transportation Authority	5.175%	11/15/2049	1,000,000	1,036,300
Metropolitan Transportation Authority	6.668%	11/15/2039	525,000	629,137
New Jersey Transportation Trust Fund Authority	4.131%	6/15/2042	1,075,000	937,049
Port of Seattle WA	3.571%	5/1/2032	130,000	122,010
Port of Seattle WA	3.755%	5/1/2036	1,105,000	1,021,650
Total				6,954,465
Total Municipal Bonds (cost $35,345,656)				32,043,428

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2022

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.26%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(n)	12/25/2059	$162,779	$158,149
Angel Oak Mortgage Trust 2020-2 A1A†	2.531%	#(n)	1/26/2065	958,616	925,337
Angel Oak Mortgage Trust 2022-3 A1†	4.00%		1/10/2067	2,433,605	2,329,598
Atrium Hotel Portfolio Trust 2018-ATRM A†	2.274% (1 Mo. LIBOR + .95%	)#	6/15/2035	2,083,000	2,018,061
BBCMS Mortgage Trust 2019-BWAY A†	2.28% (1 Mo. LIBOR + .96%	)#	11/15/2034	1,750,000	1,686,978
Benchmark Mortgage Trust 2019-B12 WMA†	4.388%	#(n)	8/15/2052	2,892,000	2,612,633	(a)
BHMS 2018-ATLS A†	2.574% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	3,300,000	3,178,755
BX 2021-MFM1 B†	2.274% (1 Mo. LIBOR + .95%	)#	1/15/2034	400,000	381,945
BX 2021-MFM1 C†	2.524% (1 Mo. LIBOR + 1.20%	)#	1/15/2034	250,000	236,858
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	829,000	713,364
BX Commercial Mortgage Trust 2021-VOLT A†	2.024% (1 Mo. LIBOR + .70%	)#	9/15/2036	2,630,000	2,540,546
BX Trust 2021-ARIA F†	3.918% (1 Mo. LIBOR + 2.59%	)#	10/15/2036	5,250,000	4,822,911
CF Trust 2019-BOSS A1	4.75% (1 Mo. LIBOR + 3.25%	)	12/15/2024	1,340,000	1,208,504	(a)
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.908%	#(n)	2/10/2049	480,000	437,721
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(n)	4/15/2049	828,000	615,588
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(n)	9/10/2047	1,161,000	1,143,166
COMM Mortgage Trust 2020-SBX C†	2.056%	#(n)	1/10/2038	350,000	311,101
COMM Mortgage Trust 2020-SBX D†	2.398%	#(n)	1/10/2038	500,000	444,203
Connecticut Avenue Securities Trust 2021-R01 1B1†	4.026% (1 Mo. SOFR + 3.10%	)#	10/25/2041	1,980,000	1,704,678
Connecticut Avenue Securities Trust 2021-R03 1B1†	3.676% (1 Mo. SOFR + 2.75%	)#	12/25/2041	1,380,000	1,164,613
Connecticut Avenue Securities Trust 2022-R01 1B1†	4.076% (1 Mo. SOFR + 3.15%	)#	12/25/2041	1,530,000	1,312,535
Connecticut Avenue Securities Trust 2022-R01 1B2†	6.926% (1 Mo. SOFR + 6.00%	)#	12/25/2041	2,060,000	1,696,803
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	2.754% (1 Mo. LIBOR + 1.43%	)#	5/15/2036	3,000,000	2,929,833

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	2.924% (1 Mo. LIBOR + 1.60%	)#	5/15/2036	$924,000	$899,624
CSMC 2021-BHAR D†	4.075% (1 Mo. LIBOR + 2.75%	)#	11/15/2038	420,000	388,359
CSMC 2021-BHAR E†	4.825% (1 Mo. LIBOR + 3.50%	)#	11/15/2038	620,000	585,618
CSMC 2021-BHAR F†	5.575% (1 Mo. LIBOR + 4.25%	)#	11/15/2038	490,000	458,657
CSMC 2021-BPNY A†	5.039% (1 Mo. LIBOR + 3.71%	)#	8/15/2023	2,420,000	2,362,495
CSMC 2021-BRIT A†	4.853% (1 Mo. Term SOFR + 3.57%	)#	5/15/2023	4,500,000	4,268,759
CSMC Trust 2020-AFC1 A1†	2.24%	#(n)	2/25/2050	465,311	445,964
DCP Rights, LLC 2020-1	3.383%		1/15/2024	3,850,000	3,856,083	(a)
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1†	4.226% (1 Mo. SOFR + 3.30%	)#	11/25/2041	570,000	490,167
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	780,000	748,863
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	800,000	768,410
Freddie Mac STACR REMIC Trust 2021-DNA6 B1†	4.326% (1 Mo. SOFR + 3.40%	)#	10/25/2041	3,310,000	2,846,534
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1†	4.576% (1 Mo. SOFR + 3.65%	)#	11/25/2041	2,220,000	1,909,254
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	92,727	90,431
GCAT Trust 2022-NQM2 A1†	4.21%	#(n)	2/25/2067	1,352,088	1,313,902
Great Wolf Trust 2019-WOLF A†	2.358% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	3,317,000	3,229,467
Great Wolf Trust 2019-WOLF D†	3.257% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	2,923,000	2,767,981
GS Mortgage Securities Corp. II 2021-ARDN C†	3.374% (1 Mo. LIBOR + 2.05%	)#	11/15/2036	770,000	749,514	(a)
GS Mortgage Securities Corp. II 2021-ARDN D†	4.074% (1 Mo. LIBOR + 2.75%	)#	11/15/2036	1,340,000	1,304,403
GS Mortgage Securities Corp. Trust 2021-RENT E†	4.362% (1 Mo. LIBOR + 2.75%	)#	11/21/2035	643,334	618,181

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2022

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2021-RENT F†	5.262% (1 Mo. LIBOR + 3.65%	)#	11/21/2035	$494,873	$475,144
GS Mortgage Securities Corp. Trust 2021-RENT G†	7.312% (1 Mo. LIBOR + 5.70%	)#	11/21/2035	98,975	93,754
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	10.824% (1 Mo. LIBOR + 9.50%	)#	6/15/2026	4,000,000	3,800,945
Hilton Orlando Trust 2018-ORL A†	2.244% (1 Mo. LIBOR + .92%	)#	12/15/2034	557,000	543,639
HPLY Trust 2019-HIT A†	2.324% (1 Mo. LIBOR + 1.00%	)#	11/15/2036	994,706	966,119
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP B†	2.385% (1 Mo. Term SOFR + 1.11%	)#	4/15/2037	1,800,000	1,694,477
JPMCC Commercial Mortgage Securities Trust 2017-JP5 C	3.937%	#(n)	3/15/2050	821,000	725,774
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	550,000	524,158
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	490,000	458,451
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	8.025% (1 Mo. LIBOR + 6.70%	)#	8/15/2033	2,110,000	2,112,616	(a)
KIND Trust 2021-KIND E†	4.574% (1 Mo. LIBOR + 3.25%	)#	8/15/2038	2,420,000	2,246,546
KKR Industrial Portfolio Trust 2021-KDIP D†	2.574% (1 Mo. LIBOR + 1.25%	)#	12/15/2037	262,500	249,216
KKR Industrial Portfolio Trust 2021-KDIP E†	2.874% (1 Mo. LIBOR + 1.55%	)#	12/15/2037	427,500	404,900
KKR Industrial Portfolio Trust 2021-KDIP F†	3.374% (1 Mo. LIBOR + 2.05%	)#	12/15/2037	469,500	433,269
Life Mortgage Trust 2021-BMR E†	3.074% (1 Mo. LIBOR + 1.75%	)#	3/15/2038	1,179,564	1,102,950
Life Mortgage Trust 2022-BMR2 A1†	2.574% (1 Mo. Term SOFR + 1.30%	)#	5/15/2039	2,580,000	2,520,729
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(n)	1/26/2060	154,865	149,232

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
One New York Plaza Trust 2020-1NYP B†	2.824% (1 Mo. LIBOR + 1.50%	)#	1/15/2036	$600,000	$576,806
One New York Plaza Trust 2020-1NYP C†	3.524% (1 Mo. LIBOR + 2.20%	)#	1/15/2036	1,380,000	1,322,228
One New York Plaza Trust 2020-1NYP D†	4.074% (1 Mo. LIBOR + 2.75%	)#	1/15/2036	500,000	477,204
PFP Ltd. 2019-6 A†	2.559% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	40,292	40,216
PFP Ltd. 2019-6 C†	3.609% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	1,995,000	1,996,195
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(n)	1/26/2060	113,513	109,934
SLG Office Trust 2021-OVA E†	2.851%		7/15/2041	2,310,000	1,797,755
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(n)	2/25/2050	55,170	55,018
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	139,626	137,281
Verus Securitization Trust 2022-4 A1†	4.474%		4/25/2067	2,626,718	2,598,373
Wells Fargo Commercial Mortgage Trust 2020-SDAL A†	2.334% (1 Mo. LIBOR + 1.01%	)#	2/15/2037	582,000	566,269
Total Non-Agency Commercial Mortgage-Backed Securities (cost $98,703,734)					92,855,744

	Dividend Rate			Shares

PREFERRED STOCKS 0.10%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon			12,368	311,259
ACBL Holdings Corp. Series B	Zero Coupon			16,904	824,070
Total Preferred Stocks (cost $731,800)					1,135,329

	Interest Rate			Principal Amount

U.S. TREASURY OBLIGATIONS 6.93%
U.S. Treasury Inflation Indexed Bond(o)	0.125%		2/15/2052	$32,452,178	25,252,030
U.S. Treasury Inflation Indexed Note(o)	0.125%		1/15/2032	55,493,602	52,724,317
Total U.S. Treasury Obligations (cost $90,583,130)					77,976,347
Total Long-Term Investments (cost $1,274,198,482)					1,144,526,529

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.33%

Repurchase Agreements 1.33%
Repurchase Agreement dated 6/30/2022, 0.55% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $15,762,600 of U.S. Treasury Note at 1.50% due 11/30/2024; value: $15,190,883; proceeds: $14,893,175 (cost $14,892,948)	$14,892,948	$14,892,948
Total Investments in Securities 103.08% (cost $1,289,091,430)		1,159,419,477
Other Assets and Liabilities – Net(p) (3.08)%		(34,588,658)
Net Assets 100.00%		$1,124,830,819

EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $560,818,469, which represents 49.90% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(r) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Security has been fully or partially segregated for open reverse repurchase agreements as of June 30, 2022 (See Note 2(p)).
(d)	Level 3 Investment as described in Note 2(r) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Amount is less than $1.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2022.
(j)	Interest rate to be determined.
(k)	Level 3 Investment as described in Note 2(r) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Level 3 Investment as described in Note 2(r) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting policies generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2022(1):

		Fund
Referenced	Central	Pays	Termination	Notional	Payments		Unrealized
Indexes	Clearing Party	(Quarterly)	Date	Amount	Upfront(2)	Value	Appreciation(3)
Markit CDX. NA.EM.37(4)(5)	Bank of America	1.000%	6/20/2027	$22,626,000	$2,151,026	$2,271,029	$120,003

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearing Party are presented net of amortization (See Note 2(j)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $120,003. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at June 30, 2022:

	Payments to be	Payments to be
	Made By	Received By			Value/
Swap	The Fund at	The Fund at	Termination	Notional	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Appreciation
Bank of America	2.658%	CPI Urban Consumer NSA	2/14/2032	$26,000,000	$500,454

	Payments to be	Payments to be
	Made By	Received By			Value/
Swap	The Fund at	The Fund at	Termination	Notional	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Depreciation
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	$6,000,000		$(558,610)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	4,373,000		(318,451)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089		(71,735)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	1,392,911	(42,326	)(1)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(991,122)

(1)	Includes upfront payment of $6,731.

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2022

Credit Default Swaps on Indexes - Sell Protection at June 30, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	500,000	$(5,954)	$(2,833)	$(8,787)
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	1,000,000	4,940	(6,628)	(1,688)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	1,200,000	(125,351)	(80,355)	(205,706)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	6,000,000	(651,396)	(377,133)	(1,028,529)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	1,200,000	(147,010)	(62,175)	(209,185)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	1,200,000	(80,761)	(135,230)	(215,991)
					$(1,005,532)	$(664,354)	$(1,669,886)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization (See Note 2(j)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $664,354.
(4)	Includes upfront payments received.

Open Total Return Swap Contracts at June 30, 2022:

Swap
Counter-	Referenced	Referenced			Termination	Notional	Upfront		Unrealized
party	Index*	Spread	Units	Position	Date	Amount	Payment	Value	Appreciation
Barclays Capital, Inc.	IBOXX	12-Month USD SOFR Index	16,646	Long	9/20/2022	$2,883,987	$670	$50,876	$50,206
Barclays Capital, Inc.	IBOXX	12-Month USD SOFR Index	11,178	Long	9/20/2022	1,922,658	471	20,191	19,720
Morgan Stanley	IBOXX	12-Month USD SOFR Index	8,871	Long	9/20/2022	1,534,728	228	24,895	24,667
Morgan Stanley	IBOXX	12-Month USD SOFR Index	24,661	Long	9/20/2022	4,220,505	586	23,335	22,749
Total						$10,561,878	$1,955	$119,297	$117,342

*	iBoxx Leverage Loan Index
SOFR Secured Over Night Financing Rate.

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Open Forward Foreign Currency Exchange Contracts at June 30, 2022:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Euro	Buy	Toronto Dominion Bank	9/12/2022	332,000	$ 348,361	$ 349,620	$1,259
Euro	Sell	J.P. Morgan	9/8/2022	3,530,000	4,428,862	4,302,329	126,533
Sterling Pound	Sell	State Street Bank and Trust	9/12/2022	8,220,000	8,854,962	8,656,266	198,696
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$326,488

Open Futures Contracts at June 30, 2022:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 10-Year Treasury Note	September 2022	912	Short	$(109,445,643)	$(108,100,500)	$1,345,143
U.S. 10-Year Ultra Treasury Note	September 2022	433	Short	(55,666,657)	(55,153,375)	513,282
U.S. 2-Year Treasury Note	September 2022	261	Short	(54,993,715)	(54,814,078)	179,637
Total Unrealized Appreciation on Open Futures Contracts						$2,038,062

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 5-Year Treasury Note	September 2022	893	Long	$100,535,126	$100,239,250	$(295,876)
U.S. Long Bond	September 2022	359	Short	(49,618,790)	(49,766,375)	(147,585)
U.S. Ultra Treasury Bond	September 2022	341	Short	(51,806,944)	(52,631,219)	(824,275)
Total Unrealized Depreciation on Open Futures Contracts						$(1,267,736)

Reverse Repurchase Agreement Payable as of June 30, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)		Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank PLC	$32,733	$39,000 Principal, American Airlines Group, Inc. At 3.750% Due 3/1/2025, $32,932 Fair Value	(10.00%	)	6/22/2022	On Demand	$32,651

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $82.

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2022

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$1,228,112	$2,547,820	$3,775,932
Remaining Industries	–	80,815,632	–	80,815,632
Common Stocks
Auto Components	–	669,094	–	669,094
Electric-Generation	–	2,960	–	2,960
Miscellaneous Financials	–	–	603,068	603,068
Personal Products	–	1,155,702	–	1,155,702
Specialty Retail	–	373,530	–	373,530
Transportation Infrastructure	–	–	71,838	71,838
Remaining Industries	16,933,010	–	–	16,933,010
Corporate Bonds
Commercial Services	–	20,484,960	14,805	20,499,765
Mining	–	21,231,739	1	21,231,740
Savings & Loans	–	–	125	125
Remaining Industries	–	665,752,314	–	665,752,314
Floating Rate Loans
Electric: Generation	–	2,996,436	32,260	3,028,696
Personal & Household Products	–	11	10,375	10,386
Remaining Industries	–	24,832,248	–	24,832,248
Foreign Government Obligations	–	35,135,614	–	35,135,614
Government Sponsored Enterprises Pass-Throughs	–	65,624,027	–	65,624,027
Municipal Bonds
Tax Revenue	–	3,061,499	1,077,130	4,138,629
Remaining Industries	–	27,904,799	–	27,904,799
Non-Agency Commercial Mortgage-Backed Securities	–	82,316,394	10,539,350	92,855,744
Preferred Stocks	–	1,135,329	–	1,135,329
U.S. Treasury Obligations	–	77,976,347	–	77,976,347
Short-Term Investments
Repurchase Agreements	–	14,892,948	–	14,892,948
Total	$16,933,010	$1,127,589,695	$14,896,772	$1,159,419,477

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2022

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$120,003	$–	$120,003
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	500,454	–	500,454
Liabilities	–	(991,122)	–	(991,122)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,669,886)	–	(1,669,886)
Total Return Swap Contracts
Assets	–	117,342	–	117,342
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	326,488	–	326,488
Liabilities	–	–	–	–
Futures Contracts
Assets	2,038,062	–	–	2,038,062
Liabilities	(1,267,736)	–	–	(1,267,736)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(32,651)	–	(32,651)
Total	$770,326	$(1,629,372)	$–	$(859,046)

(1)	Refer to Note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

						Non-Agency
						Commercial
	Asset-			Floating		Mortgage-
	Backed	Common	Corporate	Rate	Municipal	Backed
Investment Type	Securities	Stocks	Bonds	Loans	Bonds	Securities
Balance as of January 1, 2022	$–	$349,517	$126	$152,378	$–	$–
Accrued Discounts (Premiums)	(8,540)	–	(118)	5,259	–	25
Realized Gain (Loss)	–	–	–	174	–	–
Change in Unrealized Appreciation (Depreciation)	(64,766)	140,782	(2,660,131)	(46,258)	(191,626)	(304,325)
Purchases	–	–	2,661,483	82,670	–	3,850,000
Sales	–	–	–	(83,006)	–	–
Transfers into Level 3	2,621,126	534,124	13,571	73,421	1,268,756	6,993,650
Transfers out of Level 3	–	(349,517)	–	(142,003)	–	–
Balance as of June 30, 2022	$2,547,820	$674,906	$14,931	$42,635	$1,077,130	$10,539,350
Change in unrealized appreciation/ depreciation for the period ended June 30, 2022, related to Level 3 investments held at June 30, 2022	$(64,766)	$140,782	$(2,660,131)	$(118,554)	$(191,626)	$(304,325)

See Notes to Financial Statements.	41

Statement of Assets and Liabilities (unaudited)

June 30, 2022

ASSETS:
Investments in securities, at fair value (cost $1,289,091,430)	$1,159,419,477
Deposits with brokers for futures collateral	5,874,444
Deposit with brokers for forwards and swaps collateral	5,499,562
Foreign cash, at value (cost $449)	1,145
Receivables:
Investment securities sold	89,937,192
Interest and dividends	12,679,444
Capital shares sold	47,551
Total return swap, at fair value	119,297
Unrealized appreciation on forward foreign currency exchange contracts	326,488
Prepaid expenses and other assets	5,641
Total assets	1,273,910,241
LIABILITIES:
Payables:
Investment securities purchased	141,907,452
Capital shares reacquired	1,454,759
Variation margin for futures contracts	1,384,966
Transfer agent fees	1,250,181
Variation margin for centrally cleared credit default swap agreements	481,866
Management fee	451,082
Directors’ fees	155,247
To bank	54,943
Fund administration	38,270
Credit default swap agreements payable, at fair value (including upfront payments of $1,010,472)	1,669,886
Reverse repurchase agreement payable, at fair value	32,651
Accrued expenses	198,119
Total liabilities	149,079,422
Commitments and contingent liabilities
NET ASSETS	$1,124,830,819
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,256,980,221
Total distributable earnings (loss)	(132,149,402)
Net Assets	$1,124,830,819
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	105,589,721
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.65

42	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Investment income:
Dividends (net of foreign withholding taxes of $9,366)	$631,036
Securities lending net income	3,436
Interest and other	27,943,898
Interest earned from Interfund Lending (See Note 11)	144
Total investment income	28,578,514
Expenses:
Management fee	2,880,224
Non 12b-1 service fees	1,529,350
Shareholder servicing	648,243
Fund administration	245,000
Reports to shareholders	44,030
Professional	31,364
Custody	14,446
Directors’ fees	9,573
Other	46,840
Gross expenses	5,449,070
Expense reductions (See Note 9)	(1,672)
Fees waived and expenses reimbursed (See Note 3)	(14,446)
Net expenses	5,432,952
Net investment income	23,145,562
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(39,716,881)
Net realized gain (loss) on futures contracts	10,627,816
Net realized gain (loss) on forward foreign currency exchange contracts	1,183,376
Net realized gain (loss) on swap contracts	1,187,742
Net realized gain (loss) on foreign currency related transactions	(222,709)
Net change in unrealized appreciation/depreciation on investments	(173,467,417)
Net change in unrealized appreciation/depreciation on futures contracts	1,426,748
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	446,671
Net change in unrealized appreciation/depreciation on swap contracts	(1,052,129)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	90,812
Net change in unrealized appreciation/depreciation on unfunded commitments	783
Net realized and unrealized gain (loss)	(199,495,188)
Net Decrease in Net Assets Resulting From Operations	$(176,349,626)

See Notes to Financial Statements.	43

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income	$23,145,562	$39,376,068
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(26,940,656)	61,885,755
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(172,554,532)	(61,849,142)
Net increase (decrease) in net assets resulting from operations	(176,349,626)	39,412,681
Distributions to shareholders:	–	(61,516,780)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	39,911,939	200,310,546
Reinvestment of distributions	–	61,516,780
Cost of shares reacquired	(69,651,402)	(85,061,912)
Net increase (decrease) in net assets resulting from capital share transactions	(29,739,463)	176,765,414
Net increase (decrease) in net assets	(206,089,089)	154,661,315
NET ASSETS:
Beginning of period	$1,330,919,908	$1,176,258,593
End of period	$1,124,830,819	$1,330,919,908

44	See Notes to Financial Statements.

This page is intentionally left blank.

45

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment operations	Net invest- ment income	Net realized gain	Total distri- butions
6/30/2022(c)	$12.29	$0.22	$(1.86)	$(1.64)	$–	$–	$–
12/31/2021	12.48	0.40	0.01	0.41	(0.39)	(0.21)	(0.60)
12/31/2020	12.08	0.44	0.43	0.87	(0.47)	–	(0.47)
12/31/2019	11.08	0.46	1.02	1.48	(0.48)	–	(0.48)
12/31/2018	12.38	0.49	(0.99)	(0.50)	(0.53)	(0.27)	(0.80)
12/31/2017	11.94	0.52	0.58	1.10	(0.53)	(0.13)	(0.66)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

46	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$10.65	(13.41	)(d)	0.89	(e)	0.89	(e)	3.78	(e)	$1,124,831	87	(d)
12.29	3.28		0.89		0.89		3.11		1,330,920	96
12.48	7.30		0.91		0.91		3.65		1,176,259	96
12.08	13.35		0.92		0.92		3.84		1,187,443	232
11.08	(4.02)		0.92		0.93		4.04		1,077,305	153
12.38	9.21		0.90		0.92		4.13		1,173,221	121

See Notes to Financial Statements.	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2022. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (unaudited)(continued)

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swaps in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

Notes to Financial Statements (unaudited)(continued)

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(k)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any

Notes to Financial Statements (unaudited)(continued)

distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(n)	TBA Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(o)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

Notes to Financial Statements (unaudited)(continued)

(p)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the six months ended June 30, 2022, the average interest rate paid, the amount of interest paid and the average principal amount for the days borrowed in the period were as follows:

Interest Rate	Interest Expense	Average Amount Borrowed
(10)%	$82	$32,733

(q)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2022, the Fund had no unfunded loan commitments.

Notes to Financial Statements (unaudited)(continued)

(r)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the annual rate of:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2022, the effective management fee was at an annualized rate of .47% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04 % of the Fund’s average daily net assets. Lord Abbett voluntarily waived $14,446 of fund administration fees during the six months ended June 30, 2022.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021 was as follows:

	Six Months Ended
	6/30/2022	Year Ended
	(unaudited)	12/31/2021
Distributions paid from:
Ordinary income	$–	$61,516,780
Total distributions paid	$–	$61,516,780

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,291,727,006
Gross unrealized gain	7,262,984
Gross unrealized loss	(139,391,376)
Net unrealized security gain/(loss)	$(132,128,392)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, other financial instruments, premium amortization and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$375,688,383	$743,924,573	$216,138,29	$856,171,352

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund engaged in cross-trade purchases of $1,996,302 and sales of $2,691,514 which resulted in a net realized gain of $27,934.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2022 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2022 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into CPI swaps for the six months ended June 30, 2022 (as described in Note 2(i)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

Notes to Financial Statements (unaudited)(continued)

The Fund entered into credit default swaps for the six months ended June 30, 2022 (as described in note 2(k)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

The Fund entered into total return swaps on indexes for the six months ended June 30, 2022 (as described in Note 2(q)) to hedge credit risk. The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

		Interest	Foreign		Inflation
	Equity	Rate	Currency	Credit	Linked
Asset Derivatives	Contracts	Contracts	Contracts	Contracts	Contracts
Centrally Cleared CPI Swap Contracts(1)	–	–	–	–	$500,454
Centrally Cleared Credit Default Swap Contracts(1)	–	–	–	$120,003	–
Forward Foreign Currency Exchange Contracts(2)	–	–	$326,488	–	–
Futures Contracts(3)	–	$2,038,062	–	–	–
Total Return Swap Contracts(4)	$117,342
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	–	–	–	–	$991,122
Credit Default Swap Contracts(5)	–	–	–	$1,669,886	–
Futures Contracts(3)	–	$1,267,736	–	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Total return swap, at fair value.
(5)	Statement of Assets and Liabilities location: Credit default swap agreements receivable/payable, at fair value.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2022, were as follows:

		Inflation
		Linked/
		Interest	Foreign
	Equity	Rate	Currency	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	–	$(345,312)
Forward Foreign Currency Exchange Contracts(2)	–	–	$1,183,376	–
Futures Contracts(3)	–	$10,627,816	–	–
CPI/Interest Rate Swap Contracts(1)		$1,522,818	–	–
Total Return Swap Contracts(1)	$10,236	–	–	–
Net Change in Unrealized Appreciation/Deprecation
Credit Default Swap Contracts(4)	–	–	–	$(678,803)
CPI/Interest Rate Swap Contracts(4)	–	$(490,668)	–	–
Forward Foreign Currency Exchange Contracts(5)	–	–	$446,671	–
Futures Contracts(6)		$1,426,748	–	–
Total Return Swap Contracts(4)	$117,342	–	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(7)	–	44,150,441	–	–
Credit Default Swap Contracts(7)	–	–	–	44,335,954
Total Return Swap Contracts(7)	3,017,679	–	–	–
Forward Foreign Currency Exchange Contracts(8)	–	–	$29,984,280	–
Futures Contracts(7)	3,665	–	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2022.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents number of contracts.
(8)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement,

Notes to Financial Statements (unaudited)(continued)

the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$326,488	$–	$326,488
Total Return Swap Contracts	117,342	–	117,342
Repurchase Agreements	14,892,948	–	14,892,948
Total	$15,336,778	$–	$15,336,778

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Capital, Inc.	$69,926	$–	$–	$–	$69,926
J.P. Morgan	126,533	–	–	–	126,533
Morgan Stanley	47,416	(47,416)	–	–	–
State Street Bank and Trust	198,696	–	–	(10,000)	188,696
Toronto Dominion Bank	1,259	–	–	–	1,259
Fixed Income Clearing Corp.	14,892,948	–	–	(14,892,948)	–
Total	$15,336,778	$(47,416)	$–	$(14,902,948)	$386,414

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$1,669,886	$–	$1,669,886
Reverse Repurchase Agreement	32,651	–	32,651
Total	$1,702,537	$–	$1,702,537

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$216,181	$–	$–	$–	$216,181
Morgan Stanley	1,453,705	(47,416)	(1,300,000)	–	106,289
Barclays plc	32,651	–	–	(32,651)	–
Total	$1,702,537	$(47,416)	$(1,300,000)	$(32,651)	$322,470

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2022.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the six months ended June 30, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For six months ended June 30, 2022, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

Notes to Financial Statements (unaudited)(continued)

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2022, the fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Average	Average	Interest
Amount Loaned	Interest Rate	Income*
$5,432,101	0.97%	$144

*	Statement of Operations location: Interest earned from Interfund Lending.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022, the Fund did not have any securities out on loan.

Notes to Financial Statements (unaudited)(continued)

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Certain instruments in which the Fund may invest may rely in some fashion upon LIBOR. On March 5, 2021 the United Kingdom Financial Conduct Authority (FCA) and LIBOR’s administrator, ICE Benchmark Administration (IBA), announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR setting will no longer be published after June 30, 2023. Abandonment of or modification to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The asset backed securities and mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

Notes to Financial Statements (unaudited)(continued)

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general, changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Below investment grade senior loans may be affected by interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Notes to Financial Statements (unaudited)(concluded)

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2022	Year Ended
	(unaudited )	December 31, 2021
Shares sold	3,436,004	15,670,960
Reinvestment of distributions	–	5,017,682
Shares reacquired	(6,097,349)	(6,664,914)
Increase (decrease)	(2,661,345)	14,023,728

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio	LASFBD-3 (08/22)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Short Duration Income Portfolio

For the six-month period ended June 30, 2022

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

38	Statement of Assets and Liabilities

39	Statement of Operations

40	Statements of Changes in Net Assets

42	Financial Highlights

44	Notes to Financial Statements

57	Supplemental Information to Shareholders

Lord Abbett Series Fund – Short Duration Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Short Duration Income Portfolio for the six-month period ended June 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/22	6/30/22	1/1/22 – 6/30/22
Class VC
Actual	$1,000.00	$953.20	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Asset-Backed Securities	24.64%
Basic Materials	2.05%
Communications	2.52%
Consumer, Cyclical	5.22%
Consumer, Non-cyclical	3.45%
Energy	6.01%
Financial	24.30%
Industrial	1.80%
Mortgage Securities	16.02%
Municipal	0.04%
Technology	1.58%
U.S Government	5.58%
Utilities	3.78%
Repurchase Agreements	3.01%
Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 93.05%

ASSET-BACKED SECURITIES 24.20%

Auto Floor Plan 0.25%
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%	4/15/2026	$305,000	$300,821

Automobiles 8.43%
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	24,777	24,754
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	64,000	63,424
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	12,599	12,599
Avis Budget Rental Car Funding AESOP LLC 2020-2A A†	2.02%	2/20/2027	260,000	239,252
Capital One Prime Auto Receivables Trust 2021-1 A2	0.32%	2/18/2025	112,488	111,116
Capital One Prime Auto Receivables Trust 2022-1 A3	3.17%	4/15/2027	240,000	235,661
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	12,847	12,787
CarMax Auto Owner Trust 2020-2 D	5.75%	5/17/2027	275,000	278,689
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	6,681	6,682
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	34,286	33,140
Carvana Auto Receivables Trust 2022-P1 A3	3.35%	2/10/2027	360,000	353,792
Carvana Auto Receivables Trust 2022-P2 A4	4.68%	2/10/2028	250,000	247,076
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	163,137	162,963
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	6,391	6,390
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	250,000	238,011
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	14,121	14,173
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	5,344	5,347
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	44,000	43,999
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	27,619	27,610
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	82,000	81,161
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	100,000	97,458
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	100,000	93,704
Drive Auto Receivables Trust 2021-2 A2	0.36%	5/15/2024	12,171	12,162
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	171,000	157,423
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	101,757	99,424
Exeter Automobile Receivables Trust 2021-1 C	0.98%	6/15/2026	55,000	52,921
Exeter Automobile Receivables Trust 2021-1 D	1.40%	4/15/2027	100,000	93,266
Exeter Automobile Receivables Trust 2021-3 B	0.69%	1/15/2026	555,000	543,016
Exeter Automobile Receivables Trust 2021-3A D	1.55%	6/15/2027	115,000	107,735
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	50,000	49,956
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	194,766	193,428
Ford Credit Auto Owner Trust 2018-REV2 A†	3.47%	1/15/2030	200,000	199,438

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Owner Trust 2020-C A3	0.41%		7/15/2025	$155,000	$151,705
Ford Credit Auto Owner Trust 2021-A A2	0.17%		10/15/2023	36,469	36,412
Ford Credit Auto Owner Trust 2022-1 A†	3.88%		11/15/2034	240,000	237,320
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%		10/17/2033	150,000	136,517
Ford Credit Auto Owner Trust REV2 2017-2 A†	2.36%		3/15/2029	100,000	100,011
Ford Credit Auto Owner Trust REV2 2019-1 A†	3.52%		7/15/2030	200,000	199,324
GLS Auto Receivables Issuer Trust 2021-3A A†	0.42%		1/15/2025	113,993	112,641
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%		7/20/2023	21,802	21,768
GM Financial Automobile Leasing Trust 2020-3 A4	0.51%		10/21/2024	363,000	358,937
GM Financial Automobile Leasing Trust 2022-2 A3	3.42%		6/20/2025	240,000	238,778
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%		8/16/2024	26,000	26,023
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%		8/18/2025	178,048	174,504
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%		11/16/2023	315	315
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%		10/16/2025	126,000	122,926
Hertz Vehicle Financing III LP 2021-2A A†	1.68%		12/27/2027	255,000	225,336
Hertz Vehicle Financing LLC 2021-1A A†	1.21%		12/26/2025	175,000	163,867
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%		7/15/2024	44,351	43,839
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%		10/18/2024	130,279	127,946
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%		7/21/2023	16,932	16,912
Honda Auto Receivables Owner Trust 2021-2 A2	0.17%		11/15/2023	102,374	101,932
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%		4/17/2023	398	398
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%		1/16/2024	125,914	124,694
NextGear Floorplan Master Owner Trust 2020-1A A1†	2.124% (1 Mo. LIBOR + .80%	)#	2/15/2025	530,000	529,870
Nissan Auto Lease Trust 2020-B A3	0.43%		10/16/2023	111,991	111,549
Nissan Auto Lease Trust 2022-A	3.81%		5/15/2025	295,000	295,107	(a)
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%		7/14/2028	225,000	209,673
Santander Drive Auto Receivables Trust 2019-3 C	2.49%		10/15/2025	2,296	2,297
Santander Drive Auto Receivables Trust 2020-2 D	2.22%		9/15/2026	216,000	211,450
Santander Drive Auto Receivables Trust 2021-1 C	0.75%		2/17/2026	111,000	108,339
Santander Drive Auto Receivables Trust 2021-2 D	1.35%		7/15/2027	70,000	65,709
Santander Drive Auto Receivables Trust 2022-2 C	3.76%		7/16/2029	360,000	348,356
Santander Retail Auto Lease Trust 2019-B D†	3.31%		6/20/2024	72,000	71,901
Santander Retail Auto Lease Trust 2021-A A3†	0.51%		7/22/2024	305,000	294,778
Santander Retail Auto Lease Trust 2021-C A2†	0.29%		4/22/2024	76,241	75,513

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Retail Auto Lease Trust 2021-C A3†	0.50%		3/20/2025	$140,000	$135,305
Toyota Auto Loan Extended Note Trust 2022-1A A†	3.82%		4/25/2035	250,000	247,122
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%		1/15/2025	131,357	129,412
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%		11/20/2024	75,369	74,462
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	84,143	84,171
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	32,668	32,666
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%		4/15/2025	168,458	166,325
Westlake Automobile Receivables Trust 2021-2A C†	0.89%		7/15/2026	100,000	94,716
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	91,000	89,596
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	1,004	1,005
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	15,000	14,856
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	45,000	44,576
Total					10,059,416

Credit Card 0.83%
American Express Credit Account Master Trust 2022-2 A	3.39%		5/15/2027	325,000	324,634
Capital One Multi-Asset Execution Trust 2019-A2 A2	1.72%		8/15/2024	41,000	41,004
Capital One Multi-Asset Execution Trust 2022-A2	3.49%		5/15/2027	420,000	420,667
Master Credit Card Trust II Series 2018-1A A†	2.102% (1 Mo. LIBOR + .49%	)#	7/21/2024	100,000	100,026
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	100,000	99,931
Total					986,262

Other 13.95%
ACAM Ltd. 2019-FL1 A†	2.848% (1 Mo. Term SOFR + 1.51%	)#	11/17/2034	119,278	118,894
ACREC Ltd. 2021-FL1 A†	2.762% (1 Mo. LIBOR + 1.15%	)#	10/16/2036	300,000	288,000
ACRES Commercial Realty Ltd. 2021-FL2 A†	2.923% (1 Mo. LIBOR + 1.40%	)#	1/15/2037	430,000	416,025	(a)
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	175,000	165,954
AMMC CLO Ltd. 2016-19A BR†	2.844% (3 Mo. LIBOR + 1.80%	)#	10/16/2028	250,000	245,976
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	15,930	15,902
Apidos CLO XXII 2015-22A A1R†	2.123% (3 Mo. LIBOR + 1.06%	)#	4/20/2031	250,000	245,978

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apidos CLO XXIV 2016-24A A1AL†	2.013% (3 Mo. LIBOR + .95%	)#	10/20/2030	$250,000	$244,681
Apidos CLO XXXI 2019-31A A1R†	2.144% (3 Mo. LIBOR + 1.10%	)#	4/15/2031	250,000	245,283
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	175,234	162,011
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	2.424% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	110,000	106,585
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	2.394% (1 Mo. LIBOR + 1.07%	)#	8/15/2034	150,000	144,717
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	2.229% (1 Mo. SOFR + 1.45%	)#	1/15/2037	230,000	224,106
ARES L CLO Ltd. 2018-50A AR†	2.094% (3 Mo. LIBOR + 1.05%	)#	1/15/2032	250,000	243,750
Bain Capital Credit CLO Ltd. 2017-1A A1R†	2.033% (3 Mo. LIBOR + .97%	)#	7/20/2030	250,000	246,250
Bain Capital Credit CLO Ltd. 2020-5A A1†	2.283% (3 Mo. LIBOR + 1.22%	)#	1/20/2032	250,000	245,581
Barings CLO Ltd. 2019-3A A1R†	2.133% (3 Mo. LIBOR + 1.07%	)#	4/20/2031	250,000	244,427
BDS Ltd. 2021-FL10 A†	2.682% (1 Mo. LIBOR + 1.07%	)#	6/16/2036	200,000	192,500
BDS Ltd. 2022-FL11 ATS†	3.307% (1 Mo. Term SOFR + 1.80%	)#	3/19/2039	330,000	324,020
Benefit Street Partners CLO IV Ltd.	2.243%
2014-IVA ARRR†	(3 Mo. LIBOR + 1.18%	)#	1/20/2032	250,000	245,625
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2029	250,000	247,880
BSPRT Issuer Ltd. 2019 FL5 A†	2.474% (1 Mo. LIBOR + 1.15%	)#	5/15/2029	19,467	19,449
BSPRT Issuer Ltd. 2021-FL7 A†	2.644% (1 Mo. LIBOR + 1.32%	)#	12/15/2038	240,000	231,795
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2031	250,000	245,737
Carlyle US CLO Ltd. 2017-3A A1AR†	1.963% (3 Mo. LIBOR + .90%	)#	7/20/2029	250,000	246,269
Carlyle US CLO Ltd. 2019-1A A1AR†	2.143% (3 Mo. LIBOR + 1.08%	)#	4/20/2031	250,000	245,063
Cedar Funding X CLO Ltd. 2019-10A AR†	2.163% (3 Mo. LIBOR + 1.10%	)#	10/20/2032	250,000	243,918
Cedar Funding XI Clo Ltd. 2019-11A A1R†	2.648% (3 Mo. LIBOR + 1.05%	)#	5/29/2032	220,000	214,390

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Cedar Funding XIV CLO Ltd. 2021-14A A†	2.144% (3 Mo. LIBOR + 1.10%	)#	7/15/2033	$250,000	$244,948
CIFC Funding II Ltd. 2013-2A A1L2†	2.044% (3 Mo. LIBOR + 1.00%	)#	10/18/2030	250,000	246,031
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051	29,640	29,519
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	111,279	109,638
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	21,994	21,947
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	17,881	17,861
Dryden Senior Loan Fund 2017-47A A1R†	2.024% (3 Mo. LIBOR + .98%	)#	4/15/2028	245,632	242,070
Elmwood CLO X Ltd. 2021-3A A†	2.103% (3 Mo. LIBOR + 1.04%	)#	10/20/2034	250,000	243,681
Galaxy XIX CLO Ltd. 2015-19A A1RR†	2.134% (3 Mo. LIBOR + .95%	)#	7/24/2030	150,000	147,832
Greystone CRE Notes Ltd. 2021-FL3 A†	2.344% (1 Mo. LIBOR + 1.02%	)#	7/15/2039	170,000	162,067
HGI CRE CLO Ltd. 2021-FL2 A†	2.509% (1 Mo. LIBOR + 1.00%	)#	9/17/2036	300,000	289,794
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	96,029	95,932
JFIN CLO Ltd. 2013-1A A1NR†	2.453% (3 Mo. LIBOR + 1.39%	)#	1/20/2030	129,194	127,150
KKR CLO Ltd. 24 A1R†	2.143% (3 Mo. LIBOR + 1.08%	)#	4/20/2032	250,000	243,852
KKR CLO Ltd. 38A A1†	2.15% (3 Mo. Term SOFR + 1.32%	)#	4/15/2033	250,000	245,576
Lendmark Funding Trust 2021-2A A†	2.00%		4/20/2032	260,000	223,509
LFT CRE Ltd. 2021-FL1 B†	3.074% (1 Mo. LIBOR + 1.75%	)#	6/15/2039	200,000	193,085	(a)
LoanCore Issuer Ltd. 2019-CRE2 C†	3.324% (1 Mo. LIBOR + 2.00%	)#	5/15/2036	430,000	424,132
LoanCore Issuer Ltd. 2022-CRE7 A†	2.329% (1 Mo. SOFR + 1.55%	)#	1/17/2037	260,000	253,662
M360 LLC 2019-CRE2 A†	2.793% (1 Mo. Term SOFR + 1.51%	)#	9/15/2034	19,850	19,533
Madison Park Funding XI Ltd. 2013-11A AR2†	2.084% (3 Mo. LIBOR + .90%	)#	7/23/2029	245,418	241,982
Magnetite Ltd. 2021-29A A†	2.034% (3 Mo. LIBOR + .99%	)#	1/15/2034	250,000	244,771
Mariner Finance Issuance Trust 2021-BA A†	2.10%		11/20/2036	120,000	105,997
MF1 LLC 2022-FL9 A†	2.96% (1 Mo. Term SOFR + 2.15%	)#	6/19/2037	490,000	481,425

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 Ltd. 2021-FL7 A†	2.692% (1 Mo. LIBOR + 1.08%	)#	10/16/2036	$240,000	$230,400
MF1 Ltd. 2021-FL7 AS†	3.062% (1 Mo. LIBOR + 1.45%	)#	10/16/2036	230,000	217,781
MF1 Ltd. 2022-FL8 A†	2.142% (1 Mo. SOFR + 1.35%	)#	2/19/2037	450,000	435,937
Mountain View CLO LLC 2017-1A AR†	2.134% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	242,684	239,651
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	15,804	15,516
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	130,000	113,630
OCP CLO Ltd. 2019-17A A1R†	2.103% (3 Mo. LIBOR + 1.04%	)#	7/20/2032	300,000	292,575
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.994% (3 Mo. LIBOR + .95%	)#	7/15/2029	250,000	246,791
Octagon Investment Partners XVII Ltd. A1R2†	2.184% (3 Mo. LIBOR + 1.00%	)#	1/25/2031	250,000	246,114
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	2.411% (3 Mo. LIBOR + 1.00%	)#	2/14/2031	250,000	244,342
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100,000	98,378
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	42,094	42,084
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	17,930	17,362
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	346,384	334,654
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	136,000	130,897
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	108,000	102,621
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	96,250	93,971
Progress Residential 2021-SFR8 Trust F†	3.181%		10/17/2038	290,000	247,128
Rad CLO 2 Ltd. 2018-2A AR†	2.124% (3 Mo. LIBOR + 1.08%	)#	10/15/2031	250,000	245,312
Romark CLO Ltd. 2017-1A A2R†	2.834% (3 Mo. LIBOR + 1.65%	)#	10/23/2030	340,000	325,533
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	270,045	266,650
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	500,000	482,548
SCF Equipment Leasing LLC 2022-1A A3†	2.92%		7/20/2029	220,000	212,995
TCI-Flatiron CLO Ltd. 2018-1A ANR†	2.299% (3 Mo. LIBOR + 1.06%	)#	1/29/2032	250,000	244,470
TICP CLO XIV Ltd. 2019-14A A1R†	2.143% (3 Mo. LIBOR + 1.08%	)#	10/20/2032	260,000	252,823
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	60,746	59,344
Upstart Securitization Trust 2021-5 A†	1.31%		11/20/2031	170,400	164,133
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	136,000	133,900
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	205,000	200,519
Total					16,654,819

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Rec Vehicle Loan 0.20%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	$51,234	$49,878
Octane Receivables Trust 2022-1A A2†	4.18%		3/20/2028	195,000	194,142
Total					244,020

Student Loan 0.54%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	93,029	88,852
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	229,595	211,715
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	209,594	195,410
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	91,101	84,347
SLC Student Loan Trust 2008-1 A4A	3.429% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	33,286	33,225
Towd Point Asset Trust 2018-SL1 A†	2.224% (1 Mo. LIBOR + .60%	)#	1/25/2046	32,321	32,127
Total					645,676
Total Asset-Backed Securities (cost $29,726,760)					28,891,014

				Shares
COMMON STOCKS 0.00%

Banks
UniCredit Bank AG
(cost $0)				16	229	(a)

				Principal Amount

CONVERTIBLE BONDS 0.09%

Internet
Weibo Corp. (China)(b)
(cost $109,267)	1.25%		11/15/2022	$110,000	108,487

CORPORATE BONDS 44.45%

Aerospace/Defense 0.26%
Bombardier, Inc. (Canada)†(b)	7.125%		6/15/2026	121,000	100,152
Howmet Aerospace, Inc.	6.875%		5/1/2025	58,000	59,680
TransDigm, Inc.†	8.00%		12/15/2025	143,000	144,887
Total					304,719

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Agriculture 1.36%
BAT Capital Corp.	2.789%	9/6/2024	$54,000	$52,290
BAT Capital Corp.	3.222%	8/15/2024	832,000	809,583
Imperial Brands Finance plc (United Kingdom)†(b)	3.125%	7/26/2024	400,000	387,636
Reynolds American, Inc.	4.45%	6/12/2025	14,000	13,935
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	411,000	364,084
Total				1,627,528

Airlines 0.20%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(b)	3.875%	3/15/2023	10,177	9,995
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%	12/15/2023	88,000	86,485
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	10/1/2022	34,776	34,739
American Airlines Group, Inc.†(c)	3.75%	3/1/2025	92,000	77,682
British Airways 2013-1 Class A Pass Through Trust (United Kingdom)†(b)	4.625%	6/20/2024	27,967	27,585
Total				236,486

Apparel 0.03%
PVH Corp.	4.625%	7/10/2025	38,000	37,682

Auto Manufacturers 1.95%
Ford Motor Credit Co. LLC	2.30%	2/10/2025	200,000	180,019
Ford Motor Credit Co. LLC	2.979%	8/3/2022	300,000	300,000
Ford Motor Credit Co. LLC	5.584%	3/18/2024	200,000	199,376
General Motors Co.	5.40%	10/2/2023	157,000	159,423
General Motors Financial Co., Inc.	2.75%	6/20/2025	134,000	125,916
General Motors Financial Co., Inc.	2.90%	2/26/2025	54,000	51,604
General Motors Financial Co., Inc.	3.70%	5/9/2023	139,000	139,014
General Motors Financial Co., Inc.	3.95%	4/13/2024	140,000	139,056
General Motors Financial Co., Inc.	4.25%	5/15/2023	23,000	23,086
General Motors Financial Co., Inc.	5.10%	1/17/2024	132,000	133,413
Hyundai Capital America†	0.80%	1/8/2024	160,000	152,085
Hyundai Capital America†	0.875%	6/14/2024	160,000	149,688
Hyundai Capital America†	1.00%	9/17/2024	47,000	43,665
Hyundai Capital America†	1.25%	9/18/2023	218,000	211,347
Hyundai Capital America†	1.30%	1/8/2026	75,000	66,653
Hyundai Capital America†	1.50%	6/15/2026	91,000	80,650
Hyundai Capital America†	3.25%	9/20/2022	31,000	30,995
Hyundai Capital America†	5.875%	4/7/2025	137,000	141,305
Total				2,327,295

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment 0.14%
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	$173,000	$167,559

Banks 16.31%
AIB Group plc (Ireland)†(b)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	600,000	588,790
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	200,000	197,565
Bank of America Corp.	0.523% (SOFR + .41%	)#	6/14/2024	151,000	145,612
Bank of America Corp.	0.981% (SOFR + .91%	)#	9/25/2025	37,000	34,270
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	31,000	27,784
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	89,000	81,021
Bank of America Corp.	1.53% (SOFR + .65%	)#	12/6/2025	78,000	72,661
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%	)#	10/22/2025	174,000	165,918
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	213,000	206,743
Bank of America Corp.	3.841% (SOFR + 1.11%	)#	4/25/2025	114,000	113,524
Bank of America Corp.	3.95%		4/21/2025	157,000	155,056
Bank of America Corp.	4.00%		1/22/2025	248,000	247,195
Bank of America Corp.	4.20%		8/26/2024	165,000	165,489
Bank of Ireland Group plc (Ireland)†(b)	2.029% (1 Yr. Treasury CMT + 1.10%	)#	9/30/2027	200,000	174,251
Bank of Montreal (Canada)(b)	3.70%		6/7/2025	135,000	133,994
BankUnited, Inc.	4.875%		11/17/2025	364,000	367,815
Barclays plc (United Kingdom)(b)	3.932% (3 Mo. LIBOR + 1.61%	)#	5/7/2025	307,000	302,271
Barclays plc (United Kingdom)(b)	4.338% (3 Mo. LIBOR + 1.36%	)#	5/16/2024	200,000	199,985
Barclays plc (United Kingdom)(b)	4.836%		5/9/2028	200,000	192,610
BBVA Bancomer SA†	6.75%		9/30/2022	150,000	150,518
BNP Paribas SA (France)†(b)	2.219% (SOFR + 2.07%	)#	6/9/2026	229,000	211,722
BNP Paribas SA (France)†(b)	4.705% (3 Mo. LIBOR + 2.24%	)#	1/10/2025	400,000	400,107
BPCE SA (France)†(b)	4.50%		3/15/2025	200,000	196,906
BPCE SA (France)†(b)	4.875%		4/1/2026	200,000	197,243
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	95,000	93,131
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	743,000	714,173
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%	)#	4/24/2025	68,000	66,660
Citigroup, Inc.	3.875%		3/26/2025	59,000	58,233
Citigroup, Inc.	4.044% (3 Mo. LIBOR + 1.02%	)#	6/1/2024	106,000	105,764
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	302,000	301,036
Citigroup, Inc.	4.40%		6/10/2025	403,000	402,963
Credit Agricole SA (France)†(b)	4.375%		3/17/2025	435,000	428,272

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Credit Suisse Group AG (Switzerland)†(b)	2.193% (SOFR + 2.04%	)#	6/5/2026	$250,000	$226,925
Danske Bank A/S (Denmark)†(b)	0.976% (1 Yr. Treasury CMT + .55%	)#	9/10/2025	200,000	184,325
Danske Bank A/S (Denmark)†(b)	1.171% (1 Yr. Treasury CMT + 1.03%	)#	12/8/2023	400,000	394,758
Danske Bank A/S (Denmark)†(b)	1.621% (1 Yr. Treasury CMT + 1.35%	)#	9/11/2026	200,000	179,206
Danske Bank A/S (Denmark)†(b)	3.244% (3 Mo. LIBOR + 1.59%	)#	12/20/2025	400,000	381,534
Danske Bank A/S (Denmark)†(b)	4.298% (1 Yr. Treasury CMT + 1.75%	)#	4/1/2028	200,000	189,854
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	200,000	201,932
Discover Bank	4.25%		3/13/2026	250,000	244,363
First-Citizens Bank & Trust Co.	3.929% (3 Mo. Term SOFR + 3.83%	)#	6/19/2024	41,000	40,753
FNB Corp.	2.20%		2/24/2023	53,000	52,419
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + .54%	)#	11/17/2023	110,000	108,647
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%	)#	9/10/2024	151,000	144,563
Goldman Sachs Group, Inc. (The)	1.675% (SOFR + .70%	)#	1/24/2025	153,000	149,572
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + .91%	)#	10/21/2027	191,000	169,169
Goldman Sachs Group, Inc. (The)	2.184% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	109,000	108,906
Goldman Sachs Group, Inc. (The)	2.255% (3 Mo. LIBOR + .75%	)#	2/23/2023	240,000	239,660
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%	)#	2/24/2028	75,000	68,123
Goldman Sachs Group, Inc. (The)	2.905% (3 Mo. LIBOR + .99%	)#	7/24/2023	79,000	78,978
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	58,000	57,646
HSBC Holdings plc (United Kingdom)(b)	0.732% (SOFR + .53%	)#	8/17/2024	200,000	191,854
HSBC Holdings plc (United Kingdom)(b)	0.976% (SOFR + .71%	)#	5/24/2025	200,000	186,660
Huntington National Bank (The)	4.008% (SOFR + 1.21%	)#	5/16/2025	250,000	249,866
ING Groep NV (Netherlands)(b)	4.70% (USD ICE 5 Yr. Swap rate + 1.94%	)#	3/22/2028	200,000	198,930
Intesa Sanpaolo SpA (Italy)†(b)	3.25%		9/23/2024	200,000	193,789
Intesa Sanpaolo SpA (Italy)†(b)	5.017%		6/26/2024	400,000	382,041
JPMorgan Chase & Co.	0.768% (SOFR + .49%	)#	8/9/2025	148,000	137,415

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	0.824% (SOFR + .54%	)#	6/1/2025	$172,000	$160,894
JPMorgan Chase & Co.	2.212% (SOFR + .92%	)#	2/24/2026	115,000	111,748
JPMorgan Chase & Co.	2.472% (SOFR + 1.18%	)#	2/24/2028	77,000	74,075
JPMorgan Chase & Co.	3.845% (SOFR + .98%	)#	6/14/2025	205,000	203,177
KeyCorp	3.878% (SOFR + 1.25%	)#	5/23/2025	17,000	16,886
Lloyds Banking Group plc (United Kingdom)(b)	4.582%		12/10/2025	200,000	196,429
M&T Bank Corp	3.65%		12/6/2022	102,000	102,127
Macquarie Group Ltd. (Australia)†(b)	1.201% (SOFR + .69%	)#	10/14/2025	76,000	70,526
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%	)#	1/12/2027	65,000	57,231
Macquarie Group Ltd. (Australia)†(b)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	248,000	247,484
Macquarie Group Ltd. (Australia)†(b)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	75,000	75,044
Morgan Stanley	0.79% (SOFR + .53%	)#	5/30/2025	276,000	257,170
Morgan Stanley	0.791% (SOFR + .51%	)#	1/22/2025	187,000	176,906
Morgan Stanley	3.62% (SOFR + 1.16%	)#	4/17/2025	94,000	92,876
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%	)#	4/24/2024	239,000	238,270
Natwest Group plc (United Kingdom)(b)	4.269% (3 Mo. LIBOR + 1.76%	)#	3/22/2025	295,000	292,221
Natwest Group plc (United Kingdom)(b)	5.125%		5/28/2024	376,000	378,031
NatWest Markets plc (United Kingdom)†(b)	0.80%		8/12/2024	200,000	185,796
NatWest Markets plc (United Kingdom)†(b)	3.479%		3/22/2025	200,000	195,136
Nordea Bank Abp (Finland)†(b)	3.60%		6/6/2025	200,000	198,196
Popular, Inc.	6.125%		9/14/2023	23,000	23,207
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	68,000	60,071
Santander Holdings USA, Inc.	3.40%		1/18/2023	85,000	84,893
Santander UK Group Holdings plc (United Kingdom)(b)	1.089% (SOFR + .79%	)#	3/15/2025	400,000	373,800
Santander UK Group Holdings plc (United Kingdom)(b)	2.469% (SOFR + 1.22%	)#	1/11/2028	200,000	176,869
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%		9/15/2025	200,000	197,730
Societe Generale SA (France)†(b)	2.226% (1 Yr. Treasury CMT + 1.05%	)#	1/21/2026	200,000	186,589
Standard Chartered plc (United Kingdom)†(b)	0.991% (1 Yr. Treasury CMT + .78%	)#	1/12/2025	400,000	378,124
Standard Chartered plc (United Kingdom)†(b)	1.214% (1 Yr. Treasury CMT + .88%	)#	3/23/2025	200,000	188,697
Standard Chartered plc (United Kingdom)†(b)	1.319% (1 Yr. Treasury CMT + 1.17%	)#	10/14/2023	200,000	198,577

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Svenska Handelsbanken AB	3.65%		6/10/2025	$250,000	$247,903
Synovus Financial Corp.	3.125%		11/1/2022	116,000	115,853
Toronto-Dominion Bank (The)	3.766%		6/6/2025	481,000	478,933
UBS AG (Switzerland)(b)	5.125%		5/15/2024	600,000	599,880
UBS AG	7.625%		8/17/2022	613,000	614,827
UBS Group AG (Switzerland)†(b)	4.488% (1 Yr. Treasury CMT + 1.55%	)#	5/12/2026	200,000	199,511
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	350,000	362,571
Total					19,479,428

Chemicals 0.18%
Celanese US Holdings LLC	4.625%		11/15/2022	160,000	161,030
NOVA Chemicals Corp. (Canada)†(b)	4.875%		6/1/2024	57,000	54,291
Total					215,321

Commercial Services 0.14%
Sabre GLBL, Inc.†	7.375%		9/1/2025	100,000	92,945
Triton Container International Ltd.†	0.80%		8/1/2023	46,000	43,608
Triton Container International Ltd.†	1.15%		6/7/2024	30,000	28,107
Total					164,660

Computers 0.57%
Dell International LLC/EMC Corp.	5.45%		6/15/2023	139,000	140,448
Dell International LLC/EMC Corp.	5.85%		7/15/2025	23,000	23,745
Dell International LLC/EMC Corp.	6.02%		6/15/2026	498,000	517,819
Total					682,012

Distribution/Wholesale 0.15%
KAR Auction Services, Inc.†	5.125%		6/1/2025	184,000	175,344

Diversified Financial Services 3.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%		10/29/2024	150,000	138,527
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	6.50%		7/15/2025	198,000	202,878
Air Lease Corp.	4.25%		2/1/2024	33,000	32,621
Aircastle Ltd.	4.40%		9/25/2023	184,000	181,706
Aircastle Ltd.	5.00%		4/1/2023	107,000	106,902
Aircastle Ltd.†	5.25%		8/11/2025	113,000	109,222
Ally Financial, Inc.	1.45%		10/2/2023	23,000	22,247
Ally Financial, Inc.	3.875%		5/21/2024	266,000	263,843

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Ally Financial, Inc.	5.125%		9/30/2024	$295,000	$298,119
Ally Financial, Inc.	5.75%		11/20/2025	107,000	105,586
Aviation Capital Group LLC†	1.95%		1/30/2026	53,000	46,162
Aviation Capital Group LLC†	3.875%		5/1/2023	92,000	91,238
Aviation Capital Group LLC†	5.50%		12/15/2024	109,000	108,138
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026	45,000	38,958
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	42,000	38,947
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	152,000	150,543
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	152,000	149,456
Bread Financial Holdings, Inc.†	4.75%		12/15/2024	120,000	110,218
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	129,000	124,126
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	64,000	63,105
Citigroup Global Markets Holdings, Inc.	0.75%		6/7/2024	117,000	109,911
Morgan Stanley Domestic Holdings, Inc.	2.95%		8/24/2022	36,000	36,011
Muthoot Finance Ltd. (India)†(b)	6.125%		10/31/2022	200,000	199,870
Navient Corp.	5.50%		1/25/2023	174,000	172,805
Navient Corp.	5.875%		10/25/2024	144,000	132,611
Navient Corp.	6.125%		3/25/2024	106,000	100,700
Navient Corp.	7.25%		9/25/2023	46,000	45,592
OneMain Finance Corp.	5.625%		3/15/2023	94,000	92,928
OneMain Finance Corp.	6.125%		3/15/2024	139,000	133,086
OneMain Finance Corp.	8.25%		10/1/2023	50,000	50,232
Park Aerospace Holdings Ltd. (Ireland)†(b)	4.50%		3/15/2023	145,000	144,513
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.25%		8/15/2022	16,000	16,001
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	228,000	226,301
Total					3,843,103

Electric 3.18%
AES Corp. (The)†	3.30%		7/15/2025	433,000	406,912
Alexander Funding Trust†	1.841%		11/15/2023	217,000	207,869
American Electric Power Co., Inc.	2.031%		3/15/2024	184,000	178,119
Ausgrid Finance Pty Ltd. (Australia)†(b)	3.85%		5/1/2023	225,000	225,035
Calpine Corp.†	5.25%		6/1/2026	120,000	114,219
Cleco Corporate Holdings LLC	3.743%		5/1/2026	264,000	255,038
Comision Federal de Electricidad (Mexico)†(b)	4.875%		1/15/2024	200,000	199,029
Eversource Energy	4.20%		6/27/2024	49,000	49,180
Fells Point Funding Trust†	3.046%		1/31/2027	255,000	235,362
FirstEnergy Transmission LLC†	4.35%		1/15/2025	150,000	147,784
Jersey Central Power & Light Co.†	4.70%		4/1/2024	146,000	146,999
NextEra Energy Capital Holdings, Inc.	1.775% (3 Mo. LIBOR + .27%	)#	2/22/2023	199,000	197,783

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.	4.20%	6/20/2024	$82,000	$82,446
NextEra Energy Capital Holdings, Inc.	4.45%	6/20/2025	107,000	107,846
NRG Energy, Inc.†	3.75%	6/15/2024	235,000	230,709
OGE Energy Corp.	0.703%	5/26/2023	17,000	16,572
Pacific Gas and Electric Co.	1.367%	3/10/2023	87,000	85,696
Pacific Gas and Electric Co.	3.15%	1/1/2026	233,645	214,244
Southern Co. (The)	5.113%	8/1/2027	177,000	178,636
TransAlta Corp. (Canada)(b)	4.50%	11/15/2022	105,000	104,912
Vistra Operations Co. LLC†	3.55%	7/15/2024	301,000	290,831
Vistra Operations Co. LLC†	4.875%	5/13/2024	123,000	122,521
Total				3,797,742

Energy-Alternate Sources 0.09%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	116,000	112,232

Engineering & Construction 0.03%
Fluor Corp.	3.50%	12/15/2024	40,000	38,018

Entertainment 0.53%
Caesars Entertainment, Inc.†	6.25%	7/1/2025	150,000	145,067
Caesars Entertainment, Inc.†	8.125%	7/1/2027	126,000	122,009
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.50%	5/1/2025	116,000	112,805
Live Nation Entertainment, Inc.†	4.875%	11/1/2024	53,000	50,714
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.†	8.50%	11/15/2027	41,000	43,095
SeaWorld Parks & Entertainment, Inc.†	8.75%	5/1/2025	154,000	159,682
Total				633,372

Food 0.07%
US Foods, Inc.†	6.25%	4/15/2025	82,000	81,974

Forest Products & Paper 0.10%
West Fraser Timber Co., Ltd. (Canada)†(b)	4.35%	10/15/2024	115,000	114,742

Gas 0.53%
Atmos Energy Corp.	0.625%	3/9/2023	62,000	60,921
National Fuel Gas Co.	5.50%	1/15/2026	176,000	176,866
National Fuel Gas Co.	7.395%	3/30/2023	25,000	25,102
ONE Gas, Inc.	0.85%	3/11/2023	131,000	128,155
ONE Gas, Inc.	1.10%	3/11/2024	250,000	238,308
Total				629,352

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 0.37%
Centene Corp.	4.25%	12/15/2027	$88,000	$82,418
HCA, Inc.	5.00%	3/15/2024	64,000	64,345
HCA, Inc.	5.25%	4/15/2025	237,000	237,688
HCA, Inc.	5.375%	2/1/2025	52,000	51,885
Total				436,336

Home Builders 0.31%
Beazer Homes USA, Inc.	6.75%	3/15/2025	175,000	162,031
Lennar Corp.	4.50%	4/30/2024	67,000	66,892
Lennar Corp.	4.75%	11/15/2022	59,000	59,102
Lennar Corp.	4.875%	12/15/2023	12,000	12,072
Toll Brothers Finance Corp.	4.375%	4/15/2023	30,000	29,956
Toll Brothers Finance Corp.	4.875%	11/15/2025	45,000	43,837
Total				373,890

Housewares 0.18%
Newell Brands, Inc.	4.10%	4/1/2023	116,000	115,175
Newell Brands, Inc.	4.45%	4/1/2026	82,000	78,356
Newell Brands, Inc.	4.875%	6/1/2025	20,000	19,733
Total				213,264

Insurance 1.36%
CNO Financial Group, Inc.	5.25%	5/30/2025	280,000	284,610
CNO Global Funding †	1.75%	10/7/2026	150,000	132,715
F&G Global Funding†	0.90%	9/20/2024	59,000	54,758
F&G Global Funding†	1.75%	6/30/2026	332,000	294,462
F&G Global Funding†	2.30%	4/11/2027	114,000	101,859
GA Global Funding Trust†	0.80%	9/13/2024	150,000	137,540
GA Global Funding Trust†	3.85%	4/11/2025	372,000	365,298
Jackson Financial, Inc.	5.17%	6/8/2027	68,000	67,477
Jackson National Life Global Funding†	1.75%	1/12/2025	150,000	141,586
Kemper Corp.	4.35%	2/15/2025	44,000	43,876
Total				1,624,181

Internet 0.86%
Baidu, Inc. (China)(b)	3.875%	9/29/2023	200,000	200,964
Netflix, Inc.†	3.625%	6/15/2025	186,000	177,630
Netflix, Inc.	4.375%	11/15/2026	471,000	455,047
Prosus NV (Netherlands)†(b)	3.257%	1/19/2027	200,000	173,974
VeriSign, Inc.	5.25%	4/1/2025	19,000	19,119
Total				1,026,734

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.10%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026	$114,000	$99,593
Steel Dynamics, Inc.	5.00%	12/15/2026	22,000	21,832
Total				121,425

Leisure Time 0.21%
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	243,000	250,281

Lodging 0.40%
Hyatt Hotels Corp.	1.30%	10/1/2023	194,000	187,955
Hyatt Hotels Corp.	1.80%	10/1/2024	57,000	53,923
MGM Resorts International	6.75%	5/1/2025	49,000	48,159
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	164,000	157,662
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	30,522	27,988
Total				475,687

Machinery-Diversified 0.21%
CNH Industrial NV (United Kingdom)(b)	4.50%	8/15/2023	88,000	88,777
Granite US Holdings Corp.†	11.00%	10/1/2027	105,000	98,839
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	69,000	69,164
Total				256,780

Media 0.16%
FactSet Research Systems, Inc.	2.90%	3/1/2027	61,000	57,092
Univision Communications, Inc.†	5.125%	2/15/2025	144,000	135,792
Total				192,884

Mining 1.54%
Alcoa Nederland Holding BV (Netherlands)†(b)	5.50%	12/15/2027	200,000	189,909
Alcoa Nederland Holding BV (Netherlands)†(b)	6.125%	5/15/2028	200,000	194,867
Anglo American Capital plc (United Kingdom)†(b)	3.625%	9/11/2024	200,000	196,302
Arconic Corp.†	6.00%	5/15/2025	44,000	43,023
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	5.125%	5/15/2024	28,000	27,300
Freeport Indonesia PT (Indonesia)†(b)	4.763%	4/14/2027	200,000	192,400
Freeport-McMoRan, Inc.	3.875%	3/15/2023	15,000	14,963
Freeport-McMoRan, Inc.	4.55%	11/14/2024	252,000	251,209
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022	142,000	142,165
Glencore Funding LLC†	1.625%	4/27/2026	54,000	47,837
Glencore Funding LLC†	4.00%	3/27/2027	63,000	60,636
Glencore Funding LLC†	4.125%	5/30/2023	211,000	210,673
Glencore Funding LLC†	4.125%	3/12/2024	102,000	101,557
Glencore Funding LLC†	4.625%	4/29/2024	28,000	28,028
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	129,000	132,121
Total				1,832,990

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Miscellaneous Manufacturing 0.22%
Gates Global LLC/Gates Corp.†	6.25%	1/15/2026	$56,000	$52,018
Parker-Hannifin Corp.	3.65%	6/15/2024	78,000	77,548
Pentair Finance Sarl (Luxembourg)(b)	3.15%	9/15/2022	137,000	136,370
Total				265,936

Oil & Gas 3.49%
Callon Petroleum Co.†	9.00%	4/1/2025	118,000	125,154
Cenovus Energy, Inc. (Canada)(b)	5.375%	7/15/2025	107,000	110,237
CNX Resources Corp.†	7.25%	3/14/2027	113,000	110,895
Continental Resources, Inc.†	2.268%	11/15/2026	128,000	113,721
Continental Resources, Inc.	3.80%	6/1/2024	121,000	119,578
Continental Resources, Inc.	4.50%	4/15/2023	245,000	246,248
Coterra Energy, Inc.†	4.375%	6/1/2024	140,000	140,032
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	237,000	223,422
Devon Energy Corp.	5.25%	9/15/2024	63,000	64,316
Devon Energy Corp.	5.25%	10/15/2027	225,000	227,953
Devon Energy Corp.	8.25%	8/1/2023	110,000	114,377
Endeavor Energy Resources LP/EER Finance, Inc.†	6.625%	7/15/2025	150,000	150,952
EQT Corp.†	3.125%	5/15/2026	124,000	116,282
EQT Corp.	6.625%	2/1/2025	215,000	221,608
Hess Corp.	3.50%	7/15/2024	93,000	91,626
Laredo Petroleum, Inc.	9.50%	1/15/2025	185,000	183,693
Lundin Energy Finance BV (Netherlands)†(b)	2.00%	7/15/2026	200,000	178,904
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	148,000	139,667
Matador Resources Co.	5.875%	9/15/2026	208,000	200,333
Murphy Oil Corp.	6.875%	8/15/2024	9,000	9,034
Oasis Petroleum, Inc.†	6.375%	6/1/2026	94,000	87,090
Occidental Petroleum Corp.	5.55%	3/15/2026	210,000	208,933
Occidental Petroleum Corp.	6.95%	7/1/2024	160,000	165,082
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	105,000	103,449
PDC Energy, Inc.	5.75%	5/15/2026	54,000	50,474
PDC Energy, Inc.	6.125%	9/15/2024	29,000	28,855
Petroleos Mexicanos (Mexico)(b)	6.875%	8/4/2026	109,000	98,431
Range Resources Corp.	5.00%	3/15/2023	118,000	117,311
Suncor Energy, Inc. (Canada)(b)	7.875%	6/15/2026	103,000	115,026
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	2.625%	8/15/2025	200,000	171,088
Valero Energy Corp.	2.85%	4/15/2025	3,000	2,902
Viper Energy Partners LP†	5.375%	11/1/2027	130,000	124,472
Total				4,161,145

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 0.07%
Oceaneering International, Inc.	4.65%		11/15/2024	$67,000	$62,064
Weatherford International Ltd.†	11.00%		12/1/2024	23,000	23,205
Total					85,269

Pharmaceuticals 0.77%
Bayer US Finance II LLC†	2.839% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	425,000	422,853
Bayer US Finance II LLC†	3.875%		12/15/2023	200,000	199,708
Bayer US Finance II LLC†	4.25%		12/15/2025	300,000	296,585
Total					919,146

Pipelines 2.17%
Buckeye Partners LP	3.95%		12/1/2026	181,000	158,584
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	152,000	155,802
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	440,000	456,285
Energy Transfer Operating LP	4.25%		3/15/2023	225,000	224,947
Energy Transfer Operating LP	5.875%		1/15/2024	154,000	157,128
Kinder Morgan, Inc.	2.324% (3 Mo. LIBOR + 1.28%	)#	1/15/2023	110,000	110,090
NOVA Gas Transmission Ltd. (Canada)(b)	7.875%		4/1/2023	110,000	112,814
ONEOK, Inc.	7.50%		9/1/2023	116,000	120,197
Rattler Midstream LP†	5.625%		7/15/2025	97,000	97,093
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	602,000	607,884
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	150,000	153,107
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%		7/15/2027	173,000	177,502
Texas Eastern Transmission LP†	2.80%		10/15/2022	14,000	13,998
Western Midstream Operating LP	2.621% (3 Mo. LIBOR + 1.85%	)#	1/13/2023	51,000	50,749
Total					2,596,180

REITS 1.54%
American Campus Communities Operating Partnership LP	3.30%		7/15/2026	52,000	50,889
American Tower Corp.	3.65%		3/15/2027	101,000	96,005
Brixmor Operating Partnership LP	3.65%		6/15/2024	113,000	111,452
EPR Properties	4.50%		6/1/2027	105,000	95,133
EPR Properties	4.75%		12/15/2026	72,000	67,716
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	21,000	18,114
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	59,000	56,600
Kite Realty Group Trust	4.00%		3/15/2025	53,000	51,959

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%		6/1/2025	$98,000	$97,939
SL Green Operating Partnership LP	3.25%		10/15/2022	99,000	98,763
SL Green Realty Corp.	4.50%		12/1/2022	195,000	195,270
Starwood Property Trust, Inc.†	3.75%		12/31/2024	124,000	113,066
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	189,000	177,082
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	78,000	68,765
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	118,000	112,449
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	297,000	293,907
Vornado Realty LP	2.15%		6/1/2026	46,000	41,041
Vornado Realty LP	3.50%		1/15/2025	97,000	93,998
Total					1,840,148

Retail 0.08%
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026	119,000	96,931

Savings & Loans 0.17%
Nationwide Building Society (United Kingdom)†(b)	3.766% (3 Mo. LIBOR + 1.06%	)#	3/8/2024	200,000	199,531

Semiconductors 0.53%
Microchip Technology, Inc.	0.972%		2/15/2024	137,000	130,189
Microchip Technology, Inc.	2.67%		9/1/2023	229,000	225,288
Microchip Technology, Inc.	4.25%		9/1/2025	99,000	96,529
Microchip Technology, Inc.	4.333%		6/1/2023	125,000	125,108
Qorvo, Inc.†	1.75%		12/15/2024	58,000	54,293
Total					631,407

Software 0.22%
Oracle Corp.	2.50%		4/1/2025	120,000	114,167
Oracle Corp.	2.65%		7/15/2026	30,000	27,706
Take-Two Interactive Software, Inc.	3.30%		3/28/2024	72,000	71,086
Take-Two Interactive Software, Inc.	3.55%		4/14/2025	49,000	48,243
Total					261,202

Telecommunications 0.17%
Altice France SA (France)†(b)	8.125%		2/1/2027	225,000	207,484

Toys/Games/Hobbies 0.19%
Mattel, Inc.	3.15%		3/15/2023	200,000	197,644
Mattel, Inc.†	3.375%		4/1/2026	32,000	29,412
Total					227,056

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.09%
Fortress Transportation and Infrastructure Investors LLC†	6.50%		10/1/2025	$116,000	$109,663
Total Corporate Bonds (cost $55,624,732)					53,074,119

FLOATING RATE LOANS(d) 5.07%

Airlines 0.09%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(b)	5.813% (3 Mo. LIBOR + 4.75%	)	4/20/2028	94,501	90,400
American Airlines, Inc. 2017 Incremental Term Loan	2.84% (6 Mo. LIBOR + 2.00%	)	12/15/2023	18,137	17,598
Total					107,998

Chemicals 0.10%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	4.00% (3 Mo. LIBOR + 1.75%	)	6/1/2024	124,081	121,427

Commercial Services 0.40%
Global Payments Inc. 2019 Term Loan	3.041% (1 Mo. LIBOR + 1.38%	)	7/9/2024	209,180	208,657
Moneygram International, Inc 2021 Term Loan B	6.00% (6 Mo. LIBOR + 4.50%	)	7/21/2026	280,624	272,790
Total					481,447
Diversified Financial Services 0.36%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	3.845% (1 Mo. LIBOR + 2.25%	)	12/1/2027	40,623	38,706
Avolon TLB Borrower 1 (US) LLC Term Loan B3	3.345% (1 Mo. LIBOR + 1.75%	)	1/15/2025	126,109	120,750
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	4.00% (3 Mo. LIBOR + 1.75%	)	10/6/2023	266,783	264,349
Total					423,805

Government 0.03%
Seminole Tribe of Florida 2018 Term Loan B	3.416% (1 Mo. LIBOR + 1.75%	)	7/8/2024	37,843	37,800

Health Care Services 0.29%
DaVita, Inc. 2020 Term Loan B	3.416% (1 Mo. LIBOR + 1.75%	)	8/12/2026	95,489	88,740
Humana Inc. Term Loan	–	(e)	10/30/2023	252,429	249,748	(f)
Total					338,488

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance 0.23%
Asurion LLC 2018 Term Loan B6	4.791% (1 Mo. LIBOR + 3.13%	)	11/3/2023	$280,000	$269,821

Leisure Time 0.25%
Carnival Corporation USD Term Loan B	5.877% (6 Mo. LIBOR + 3.00%	)	6/30/2025	270,352	252,373
Life Time Fitness Inc. 2021 Term Loan B	6.325% (3 Mo. LIBOR + 4.75%	)	12/16/2024	38,526	38,077
Total					290,450

Lodging 0.42%
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	4.416% (1 Mo. LIBOR + 2.75%	)	12/23/2024	178,597	172,402
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(b)	3.666% (1 Mo. LIBOR + 2.00%	)	11/30/2023	186,698	185,103
Hilton Worldwide Finance, LLC 2019 Term Loan B2	3.374% (1 Mo. LIBOR + 1.75%	)	6/22/2026	152,279	146,752
Total					504,257

Machinery: Diversified 0.20%
Welbilt, Inc. 2018 Term Loan B	4.166% (1 Mo. LIBOR + 2.50%	)	10/23/2025	245,000	241,734

Media 0.99%
Charter Communications Operating, LLC 2019 Term Loan B1	3.42% (1 Mo. LIBOR + 1.75%	)	4/30/2025	718,307	701,621
Nielsen Finance LLC USD Term Loan B4	3.19% (1 Mo. LIBOR + 2.00%	)	10/4/2023	425,053	423,161
Univision Communications Inc. Term Loan C5	4.416% (1 Mo. LIBOR + 2.75%	)	3/15/2024	60,665	59,818
Total					1,184,600

Pipelines 0.08%
Lucid Energy Group II Borrower, LLC 2021 Term Loan	–	(e)	11/24/2028	96,816	95,831
				’
Real Estate Investment Trusts 0.68%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	2.438% (1 Mo. LIBOR + 1.13%	)	12/8/2023	134,564	132,882	(f)
American Tower Corporation 2021 Term Loan	2.438% (1 Mo. LIBOR + 1.13%	)	12/7/2022	56,802	56,731	(f)
Invitation Homes Operating Partnership LP 2020 Term Loan A	2.595% (1 Mo. LIBOR + 1.00%	)	1/31/2025	628,665	625,522
Total					815,135

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.23%
Applied Systems, Inc. 2017 1st Lien Term Loan	5.25% (3 Mo. LIBOR + 3.00%	)	9/19/2024	$174,599	$168,014
Vmware, Inc. 3 Year Term Loan	1.87% (1 Mo. LIBOR + 0.75%	)	11/1/2024	107,975	107,705
Total					275,719

Telecommunications 0.19%
CenturyLink, Inc. 2020 Term Loan A	3.666% (1 Mo. LIBOR + 2.00%	)	1/31/2025	234,425	229,150

Transportation 0.53%
XPO Logistics, Inc. 2018 Term Loan B	2.87% (1 Mo. LIBOR + 1.75%	)	2/24/2025	665,197	636,002
Total Floating Rate Loans (cost $6,206,419)					6,053,664

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.10%
Government National Mortgage Assoc. 2014-112 A	3.00%	#(g)	1/16/2048	2,894	2,735
Government National Mortgage Assoc. 2014-78 IO	0.002%	#(g)	3/16/2056	11,400	66
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(g)	2/16/2053	6,964	6,757
Government National Mortgage Assoc. 2017-23 AB	2.60%		12/16/2057	14,310	13,474
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	22,123	20,918
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	34,996	33,135
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	19,076	18,253
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	27,569	25,774
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $127,603)					121,112

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.05%
Federal Home Loan Mortgage Corp.	2.144% (12 Mo. LIBOR + 1.89%	)#	12/1/2040	3,107	3,186
Federal Home Loan Mortgage Corp.	2.25% (12 Mo. LIBOR + 1.80%	)#	6/1/2041	4,481	4,624
Federal Home Loan Mortgage Corp.	2.643% (12 Mo. LIBOR + 1.84%	)#	6/1/2042	1,836	1,878
Federal National Mortgage Assoc.	2.054% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	179	185
Federal National Mortgage Assoc.	2.062% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	353	363
Federal National Mortgage Assoc.	2.076% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	743	764
Federal National Mortgage Assoc.	2.10% (12 Mo. LIBOR + 1.81%	)#	1/1/2042	11,732	12,095

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.137% (12 Mo. LIBOR + 1.81%	)#	4/1/2040	$6,632	$6,801
Federal National Mortgage Assoc.	2.247% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	2,543	2,614
Federal National Mortgage Assoc.	2.31% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	10,712	11,040
Federal National Mortgage Assoc.	2.73% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	1,959	2,008
Federal National Mortgage Assoc.	2.743% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	7,522	7,710
Federal National Mortgage Assoc.	2.797% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	1,518	1,564
Federal National Mortgage Assoc.	2.899% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	2,642	2,721
Total Government Sponsored Enterprises Pass-Throughs (cost $58,448)					57,553

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 0.26%
Federal Home Loan Bank Discount Notes (cost $314,643)				316,000	314,608

MUNICIPAL BONDS 0.04%

Government
New York Transportation Development Corp.	1.61%		12/1/2022	20,000	19,902
State of Illinois	4.95%		6/1/2023	27,818	28,028
Total Municipal Bonds (cost $48,077)					47,930

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 16.24%
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(g)	1/20/2065	92,801	78,950
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(g)	9/25/2066	159,321	136,542
Atrium Hotel Portfolio Trust 2017-ATRM A†	2.254% (1 Mo. LIBOR + .93%	)#	12/15/2036	100,000	97,360
Atrium Hotel Portfolio Trust 2018-ATRM B†	2.754% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	100,000	95,188
Atrium Hotel Portfolio Trust 2018-ATRM C†	2.974% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	100,000	94,709
Bayview MSR Opportunity Master Fund Trust 2021-INV4 A11†	1.776% (1 Mo. SOFR + 0.85%	)#	10/25/2051	388,463	362,531
BBCMS Mortgage Trust 2018-TALL A†	2.046% (1 Mo. LIBOR + .72%	)#	3/15/2037	200,000	191,034
BBCMS Trust 2018-BXH A†	2.324% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	68,436	66,141
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	79,689	77,824
BB-UBS Trust 2012-TFT B†	3.678%	#(g)	6/5/2030	100,000	94,358

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust 2012-TFT C†	3.678%	#(g)	6/5/2030	$100,000	$88,430
Benchmark 2019-B12 Mortgage Trust TCA†	3.555%	#(g)	8/15/2052	203,000	191,951
Benchmark 2019-B12 Mortgage Trust TCB†	3.555%	#(g)	8/15/2052	225,000	208,283
BX 2021-MFM1 A†	2.024% (1 Mo. LIBOR + .70%	)#	1/15/2034	20,000	19,251
BX Commercial Mortgage Trust 2019-XL A†	2.244% (1 Mo. LIBOR + .92%	)#	10/15/2036	151,086	148,564
BX Commercial Mortgage Trust 2019-XL C†	2.574% (1 Mo. LIBOR + 1.25%	)#	10/15/2036	85,000	82,550
BX Commercial Mortgage Trust 2019-XL D†	2.774% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	501,500	485,855
BX Commercial Mortgage Trust 2019-XL E†	3.124% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	85,000	82,153
BX Commercial Mortgage Trust 2021-ACNT A†	2.175% (1 Mo. LIBOR + .85%	)#	11/15/2038	240,000	231,373
BX Commercial Mortgage Trust 2021-ACNT D†	3.175% (1 Mo. LIBOR + 1.85%	)#	11/15/2038	100,000	95,261
BX Commercial Mortgage Trust 2021-XL2 A†	2.013% (1 Mo. LIBOR + .69%	)#	10/15/2038	532,073	507,635
BX Trust 2021-ARIA E†	3.569% (1 Mo. LIBOR + 2.24%	)#	10/15/2036	390,000	364,901
BX Trust 2021-RISE B†	2.574% (1 Mo. LIBOR + 1.25%	)#	11/15/2036	430,000	411,666
BX Trust 2022-LBA6 A†	2.279% (1 Mo. Term SOFR + 1.00%	)#	1/15/2039	610,000	587,385
BXHPP Trust 2021-FILM A†	1.974% (1 Mo. LIBOR + .65%	)#	8/15/2036	280,000	265,824
BXHPP Trust 2021-FILM B†	2.224% (1 Mo. LIBOR + .90%	)#	8/15/2036	290,000	271,605
BXP Trust 2017-CQHP A†	2.174% (1 Mo. LIBOR + .85%	)#	11/15/2034	43,000	41,166
CFCRE Commercial Mortgage Trust 2016-C6 XA	1.236%	#(g)	11/10/2049	178,761	6,635
CFCRE Commercial Mortgage Trust 2016-C7 XA	0.818%	#(g)	12/10/2054	175,655	4,371
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134,000	133,133
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	4,805	4,748
Citigroup Commercial Mortgage Trust 2015-GC31 XA	0.459%	#(g)	6/10/2048	885,421	7,873
COMM 2014-UBS5 Mortgage Trust XB1†	0.252%	#(g)	9/10/2047	2,000,000	5,689
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200,000	190,906

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	$100,000	$96,384
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	42,691	42,172
Commercial Mortgage Pass-Through Certificates 2013-CR18 A5	3.828%		7/15/2047	170,000	168,794
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	10,000	9,953
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	19,102	18,893
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	20,561	20,138
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	184,000	182,662
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA†	0.558%	#(g)	7/10/2050	66,641	658
Commercial Mortgage Pass-Through Certificates 2016-CD1 XA	1.504%	#(g)	8/10/2049	46,892	1,967
Connecticut Avenue Securities Trust 2022-R01 1M2†	2.826% (1 Mo. SOFR + 1.90%	)#	12/25/2041	170,000	153,604
Credit Suisse Commercial Mortgage Securities Corp. 2017-MOON X†	0.09%	#(g)	7/10/2034	28,675,000	287
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303%	#(g)	7/10/2034	109,000	108,876
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	2.304% (1 Mo. LIBOR + .98%	)#	5/15/2036	434,000	427,255
Credit Suisse Mortgage Capital Certificates Trust 2014-USA X1†	0.686%	#(g)	9/15/2037	978,382	13,910
Credit Suisse Mortgage Capital Certificates Trust 2017-MOON A†	3.197%		7/10/2034	60,000	59,935
Credit Suisse Mortgage Capital Certificates Trust 2017-MOON B†	3.303%	#(g)	7/10/2034	50,000	49,945
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	2.274% (1 Mo. LIBOR + .95%	)#	12/15/2030	50,000	49,579
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	2.725% (1 Mo. LIBOR + 1.40%	)#	7/15/2038	100,000	96,381
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(g)	4/25/2066	61,981	56,665
Credit Suisse Mortgage Capital Certificates Trust 2022-NQM1 A1†	2.265%	#(g)	11/25/2066	142,729	127,064
CSAIL Commercial Mortgage Trust 2016-C6 XA	2.029%	#(g)	1/15/2049	623,009	34,488

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBGS Mortgage Trust 2021-W52 A†	2.72% (1 Mo. LIBOR + 1.39%	)#	10/15/2036	$160,000	$155,595
DBGS Mortgage Trust 2021-W52 C†	3.625% (1 Mo. LIBOR + 2.30%	)#	10/15/2036	310,000	301,048
DBJPM Mortgage Trust 2016-C3 XA	1.583%	#(g)	8/10/2049	186,686	8,623
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	10,204	9,702
DBWF Mortgage Trust 2016-85T XA†	0.116%	#(g)	12/10/2036	3,140,000	6,782
DBWF Mortgage Trust 2018-GLKS A†	2.625% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	100,000	97,176
DBWF Mortgage Trust 2018-GLKS C†	3.345% (1 Mo. LIBOR + 1.75%	)#	12/19/2030	100,000	96,008
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(g)	8/25/2066	226,972	207,846
ELP Commercial Mortgage Trust 2021-ELP D†	2.844% (1 Mo. LIBOR + 1.52%	)#	11/15/2038	100,000	95,479
EQUS Mortgage Trust 2021-EQAZ B†	2.424% (1 Mo. LIBOR + 1.10%	)#	10/15/2038	100,000	95,447
EQUS Mortgage Trust 2021-EQAZ C†	2.674% (1 Mo. LIBOR + 1.35%	)#	10/15/2038	100,000	95,222
EQUS Mortgage Trust 2021-EQAZ D†	2.974% (1 Mo. LIBOR + 1.65%	)#	10/15/2038	100,000	93,769
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	100,000	96,008
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100,000	96,051
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	1.776% (1 Mo. SOFR + .85%	)#	9/25/2041	122,321	118,198
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B†	2.776% (1 Mo. SOFR + 1.85%	)#	1/25/2042	220,000	197,956
Freddie Mac STACR REMIC Trust 2022-DNA4 M1A†	3.126% (1 Mo. SOFR + 2.20%	)#	5/25/2042	286,662	283,211
Great Wolf Trust 2019-WOLF B†	2.658% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	50,000	48,319
Great Wolf Trust 2019-WOLF C†	2.957% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	300,000	289,220
Great Wolf Trust 2019-WOLF E†	4.056% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	15,000	13,994
GS Mortgage Securities Corp Trust 2017-485L XB†	0.244%	#(g)	2/10/2037	1,590,000	10,303	(a)
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214,000	212,378
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100,000	99,991
GS Mortgage Securities Corp. II 2021-ARDN A†	2.574% (1 Mo. LIBOR + 1.25%	)#	11/15/2036	630,000	615,837
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100,000	99,840

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2018-RIVR A†	2.274% (1 Mo. LIBOR + .95%	)#	7/15/2035	$99,828	$95,667
GS Mortgage Securities Corp. Trust 2019-70P B†	2.644% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	55,675	53,526
GS Mortgage Securities Corp. Trust 2019-SMP B†	2.824% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	500,000	483,166
GS Mortgage Securities Corp. Trust 2021-ROSS A†	2.475% (1 Mo. LIBOR + 1.15%	)#	5/15/2026	100,000	96,659
GS Mortgage Securities Corp. Trust 2021-ROSS H†	7.225% (1 Mo. LIBOR + 5.90%	)#	5/15/2026	100,000	92,980
GS Mortgage Securities Trust 2011-GC5 B†	5.302%	#(g)	8/10/2044	107,000	102,168
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(g)	4/10/2031	100,000	98,921
GS Mortgage Securities Trust 2013-GCJ14 A5	4.243%		8/10/2046	100,000	99,754
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151,000	150,536
GS Mortgage Securities Trust 2015-GS1 XB	0.327%	#(g)	11/10/2048	1,082,000	7,726
Hawaii Hotel Trust 2019-MAUI B†	2.774% (1 Mo. LIBOR + 1.45%	)#	5/15/2038	100,000	96,943
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100,000	100,872
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100,000	100,063
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100,000	100,050
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100,000	100,051
HONO Mortgage Trust 2021-LULU A†	2.474% (1 Mo. LIBOR + 1.15%	)#	10/15/2036	100,000	96,697
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179,000	144,665
Hudsons Bay Simon JV Trust 2015-HB7 XA7†	1.417%	#(g)	8/5/2034	1,000,000	1,120
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	4,893	4,865
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(g)	5/15/2048	27,000	26,728
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	3.574% (1 Mo. LIBOR + 2.25%	)#	12/15/2036	420,000	386,238
JPMBB Commercial Mortgage Securities Trust 2014-C19 A4	3.997%		4/15/2047	76,000	75,661
JPMBB Commercial Mortgage Securities Trust 2015-C30 XA	0.581%	#(g)	7/15/2048	724,367	8,344
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	168,549	136,525
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA	1.088%	#(g)	1/15/2048	650,240	11,733
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200,000	112,700
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA	0.724%	#(g)	12/15/2049	797,865	15,262

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA	1.153%	#(g)	9/15/2050	$937,348	$32,975
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243,000	241,629
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	2.774% (1 Mo. LIBOR + 1.45%	)#	4/15/2031	90,000	85,243
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	3.474% (1 Mo. LIBOR + 2.15%	)#	4/15/2031	24,000	22,716
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	3.874% (1 Mo. LIBOR + 2.55%	)#	4/15/2031	18,000	16,990
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.32% (1 Mo. LIBOR + 1.20%	)#	7/5/2033	43,555	43,275
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	3.02% (1 Mo. LIBOR + 1.90%	)#	7/5/2033	16,000	15,838
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON XA†	1.51%	#(g)	1/5/2034	3,332,000	51,130
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	240,000	228,724
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	50,000	46,781
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE XA†	0.467%	#(g)	1/10/2037	9,368,548	85,113
KIND Trust 2021-KIND A†	2.274% (1 Mo. LIBOR + .95%	)#	8/15/2038	160,000	153,299
KKR Industrial Portfolio Trust 2021-KDIP A†	1.874% (1 Mo. LIBOR + .55%	)#	12/15/2037	31,244	30,032
Life Mortgage Trust 2022-BMR2 A1†	2.574% (1 Mo. Term SOFR + 1.30%	)#	5/15/2039	260,000	254,027
LoanCore Issuer Ltd. 2019-CRE3 AS†	2.694% (1 Mo. LIBOR + 1.37%	)#	4/15/2034	36,972	36,886
LSTAR Commercial Mortgage Trust 2016-4 XA†	1.917%	#(g)	3/10/2049	548,868	15,936
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	80,452	80,848
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	2,083	2,078
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100,000	99,087
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.295%	#(g)	8/15/2046	139,000	138,389
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10,000	9,945
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.695%	#(g)	7/15/2050	364,807	4,870

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA	1.429%	#(g)	11/15/2049	$846,875	$34,937
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	7,983	7,904
Morgan Stanley Capital I Trust 2016-UB11 XB	1.053%	#(g)	8/15/2049	1,000,000	33,261
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A1†	1.70% (1 Mo. LIBOR + .50%	)#	9/10/2022	350,000	350,328
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	8,412	8,118
MTN Commercial Mortgage Trust 2022-LPFL A†	2.676% (1 Mo. Term SOFR + 1.40%	)#	3/15/2039	300,000	295,197
New Orleans Hotel Trust 2019-HNLA A†	2.313% (1 Mo. LIBOR + .99%	)#	4/15/2032	150,000	144,814
NYO Commercial Mortgage Trust 2021-1290 A†	2.42% (1 Mo. LIBOR + 1.10%	)#	11/15/2038	360,000	344,973
One New York Plaza Trust 2020-1NYP A†	2.274% (1 Mo. LIBOR + .95%	)#	1/15/2036	100,000	97,031
One New York Plaza Trust 2020-1NYP AJ†	2.574% (1 Mo. LIBOR + 1.25%	)#	1/15/2036	120,000	116,295
One New York Plaza Trust 2020-1NYP B†	2.824% (1 Mo. LIBOR + 1.50%	)#	1/15/2036	160,000	153,815
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10,000	9,490
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77,000	39,873
PFP Ltd. 2019-6 A†	2.559% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	2,625	2,620
PFP Ltd. 2021-7 A†	2.174% (1 Mo. LIBOR + .85%	)#	4/14/2038	233,111	227,073
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100,000	98,468
Ready Capital Mortgage Financing LLC 2021-FL6 A†	2.574% (1 Mo. LIBOR + .95%	)#	7/25/2036	149,964	142,841
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	20,567	19,751
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%	(g)	10/25/2052	39,861	38,342
SFO Commercial Mortgage Trust 2021-555 A†	2.474% (1 Mo. LIBOR + 1.15%	)#	5/15/2038	110,000	105,317
SG Commercial Mortgage Securities Trust 2019-787E X†	0.456%	#(g)	2/15/2041	4,149,000	84,702
Shops at Crystals Trust 2016-CSTL XB†	0.328%	#(g)	7/5/2036	1,000,000	8,320
SLIDE 2018-FUN A†	2.474% (1 Mo. LIBOR + 1.15%	)#	6/15/2031	64,214	63,277
SLIDE 2018-FUN B†	2.824% (1 Mo. LIBOR + 1.50%	)#	6/15/2031	13,760	13,526
SLIDE 2018-FUN C†	3.124% (1 Mo. LIBOR + 1.80%	)#	6/15/2031	11,926	11,635
SLIDE 2018-FUN IO XCP†	Zero Coupon	#(g)	12/15/2020	1,521,878	15
SMRT 2022-MINI A†	2.279% (1 Mo. Term SOFR + 1.00%	)#	1/15/2039	610,000	587,542
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(g)	2/25/2050	5,507	5,492

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust 2012-WRM D†	4.379%	#(g)	6/10/2030	$100,000	$77,167	(a)
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA†	1.014%	#(g)	3/10/2046	628,389	878
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	31,577	30,190
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	40,108	38,191
Verus Securitization Trust 2021-5 A1†	1.013%	#(g)	9/25/2066	165,258	144,504
Verus Securitization Trust 2021-R2 A1†	0.918%	#(g)	2/25/2064	42,301	41,017
Verus Securitization Trust 2021-R3 A1†	1.02%	#(g)	4/25/2064	56,881	54,341
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300,000	299,584
Waikiki Beach Hotel Trust 2019-WBM A†	2.374% (1 Mo. LIBOR + 1.05%	)#	12/15/2033	48,000	46,722
Wells Fargo Commercial Mortgage Trust 2015-C29 XB	0.094%	#(g)	6/15/2048	2,000,000	2,791
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA	0.807%	#(g)	9/15/2048	848,282	13,992
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA	1.86%	#(g)	8/15/2049	920,544	50,501
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	69,027	68,987
West Town Mall Trust 2017-KNOX C†	4.491%	#(g)	7/5/2030	25,000	24,977
West Town Mall Trust 2017-KNOX D†	4.491%	#(g)	7/5/2030	25,000	24,974
West Town Mall Trust 2017-KNOX IO B†	4.322%		7/5/2030	31,000	30,978
West Town Mall Trust 2017-KNOX X†	0.513%	#(g)	7/5/2030	1,528,055	15
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.624%	#(g)	6/15/2045	2,014	2,006
WF-RBS Commercial Mortgage Trust 2012-C8 XA†	1.491%	#(g)	8/15/2045	38,067	1
Total Non-Agency Commercial Mortgage-Backed Securities (cost $20,412,532)					19,387,662

U.S. TREASURY OBLIGATIONS 2.55%
U.S. Treasury Note	2.50%		3/31/2027	954,000	930,895
U.S. Treasury Note	2.75%		4/30/2027	2,135,000	2,106,395
Total U.S. Treasury Obligations (cost $3,053,053)					3,037,290
Total Long-Term Investments (cost $115,681,534)					111,093,668

SHORT-TERM INVESTMENTS 5.16%

COMMERCIAL PAPER 0.22%

Electronics 0.22%
Jabil, Inc.	Zero Coupon		7/1/2022	259,000	259,000
Total Commercial Paper (cost $259,000)					259,000

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 1.98%
U.S. Treasury Bill (Cost $2,370,213)	Zero Coupon	7/26/2022	$2,372,000	$2,370,324

REPURCHASE AGREEMENTS 2.96%
Repurchase Agreement dated 6/30/2022, 0.55% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $3,802,400 of U.S. Treasury Note at 0.75% due 11/15/2024; value: $3,600,399; proceeds: $3,529,845 (cost $3,529,791)			3,529,791	3,529,791
Total Short-Term Investments (cost $6,159,004)				6,159,115
Total Investments in Securities 98.21% (cost $121,840,538)				117,252,783
Other Assets and Liabilities – Net(h) 1.79%				2,142,907
Net Assets 100.00%				$119,395,690

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estates Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $62,946,245, which represents 52.75% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
(a)	Level 3 Investment as described in Note 2(m) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Security has been fully or partially segregated for open reverse repurchase agreements as of June 30, 2022 (See Note 2(k)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2022.
(e)	Interest rate to be determined.
(f)	Level 3 Investment as described in Note 2(m) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts as follows:

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2022	26	Long	$2,911,065	$2,918,500	$7,435

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2022	244	Long	$51,515,405	$51,243,812	$(271,593)

Reverse Repurchase Agreement Payable as of June 30, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	2,518	$3,000 principal, American Airlines Group At 3.75% due 3/1/2025, $2,533 fair value	(10.00%)	06/23/2022	On Demand	$2,512

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $6.

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2022

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$9,764,309	$295,107	$10,059,416
Other	–	16,045,709	609,110	16,654,819
Remaining Industries	–	2,176,779	–	2,176,779
Common Stocks	–	–	229	229
Convertible Bonds	–	108,487	–	108,487
Corporate Bonds	–	53,074,119	–	53,074,119
Floating Rate Loans
Health Care Services	–	88,740	249,748	338,488
Real Estate Investment Trusts	–	625,522	189,613	815,135
Remaining Industries	–	4,900,041	–	4,900,041
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	121,112	–	121,112
Government Sponsored Enterprises Pass-Throughs	–	57,553	–	57,553
Government Sponsored Enterprises Securities	–	314,608	–	314,608
Municipal Bonds	–	47,930	–	47,930
Non-Agency Commercial Mortgage-Backed Securities	–	19,300,192	87,470	19,387,662
U.S. Treasury Obligations	–	3,037,290	–	3,037,290
Short-Term Investments
Commercial Paper	–	259,000	–	259,000
U.S. Treasury Obligations	–	2,370,324	–	2,370,324
Repurchase Agreements	–	3,529,791	–	3,529,791
Total	$–	$115,821,506	$1,431,277	$117,252,783
Other Financial Instruments
Futures Contracts
Assets	$7,435	$–	$–	$7,435
Liabilities	(271,593)	–	–	(271,593)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(2,512)	–	(2,512)
Total	$(264,158)	$(2,512)	$–	$(266,670)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stocks	Floating Rate Loans	Government Sponsored Enterprises Pass-Throughs Rate Loans	Non-Agency Commercia Mortgage- Backed Securities
Balance as of January 1, 2022	$–	$–	$621,512	$13,153	$–
Accrued Discounts (Premiums)	3	–	37	–	(985)
Realized Gain (Loss)	–	91	(47)	–	–
Change in Unrealized Appreciation (Depreciation)	(20,779)	229	(165)	–	119
Purchases	294,997	600	418,638	–	–
Sales	–	(691)	(525,888)	–	–
Transfers into Level 3	629,996	–	133,931	–	88,336
Transfers out of Level 3	–	–	(208,657)	(13,153)	–
Balance as of June 30, 2022	$904,217	$229	$439,361	$–	$87,470
Change in unrealized appreciation/depreciation for the period ended June 30, 2022, related to Level 3 investments held at June 30, 2022	$(20,779)	$229	$140	$–	$119

See Notes to Financial Statements.	37

Statement of Assets and Liabilities (unaudited)

June 30, 2022

ASSETS:
Investments in securities, at fair value (cost $121,840,538)	$117,252,783
Cash	815,272
Deposits with brokers for futures collateral	292,595
Receivables:
Interest	678,229
Investment securities sold	513,593
Capital shares sold	423,931
Variation margin for futures contracts	124,998
Prepaid expenses	1,195
Total assets	120,102,596
LIABILITIES:
Payables:
Investment securities purchased	352,015
Capital shares reacquired	132,467
Transfer agent fees	125,045
Management fee	34,362
Directors’ fees	8,298
Fund administration	3,927
Reverse repurchase agreement payable, at fair value	2,512
Accrued expenses	48,280
Total liabilities	706,906
Commitments and contingent liabilities
NET ASSETS	$119,395,690
COMPOSITION OF NET ASSETS:
Paid-in capital	$130,096,474
Total distributable earnings (loss)	(10,700,784)
Net Assets	$119,395,690
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	8,888,816
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.43

38	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Investment income:
Interest and other	$1,421,783
Expenses:
Management fee	209,460
Non 12b-1 service fees	149,527
Shareholder servicing	69,047
Professional	24,702
Fund administration	23,938
Custody	7,775
Reports to shareholders	6,680
Directors’ fees	896
Other	8,412
Gross expenses	500,437
Expense reductions (See Note 9)	(167)
Fees waived and expenses reimbursed (See Note 3)	(7,775)
Net expenses	492,495
Net investment income	929,288
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(826,677)
Net realized gain (loss) on futures contracts	(971,456)
Net change in unrealized appreciation/depreciation on investments	(4,649,350)
Net change in unrealized appreciation/depreciation on futures contracts	(225,067)
Net realized and unrealized gain (loss)	(6,672,550)
Net Decrease in Net Assets Resulting From Operations	$(5,743,262)

See Notes to Financial Statements.	39

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income	$929,288	$1,600,363
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency related transactions	(1,798,133)	702,485
Net change in unrealized appreciation/depreciation on investments, futures contracts and forward foreign currency exchange contracts	(4,874,417)	(1,609,810)
Net increase (decrease) in net assets resulting from operations	(5,743,262)	693,038
Distributions to shareholders:	–	(2,684,842)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	24,158,238	47,706,154
Reinvestment of distributions	–	2,684,842
Cost of shares reacquired	(19,578,402)	(35,940,692)
Net increase in net assets resulting from capital share transactions	4,579,836	14,450,304
Net increase (decrease) in net assets	(1,163,426)	12,458,500
NET ASSETS:
Beginning of period	$120,559,116	$108,100,616
End of period	$119,395,690	$120,559,116

40	See Notes to Financial Statements.

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41

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
6/30/2022(c)	$14.09	$0.11	$(0.77)	$(0.66)	$–	$13.43
12/31/2021	14.31	0.20	(0.10)	0.10	(0.32)	14.09
12/31/2020	14.27	0.29	0.15	0.44	(0.40)	14.31
12/31/2019	14.05	0.38	0.33	0.71	(0.49)	14.27
12/31/2018	14.38	0.36	(0.20)	0.16	(0.49)	14.05
12/31/2017	14.57	0.30	0.02	0.32	(0.51)	14.38

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

42	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements %		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
(4.68	)(d)	0.82	(e)	0.84	(e)	1.55	(e)	$119,396	35	(d)
0.63		0.81		0.83		1.40		120,559	66
3.13		0.84		0.86		2.04		108,101	79
5.06		0.88		0.90		2.66		100,107	56
1.15		0.83		0.92		2.48		79,197	65
2.19		0.80		0.94		2.05		59,888	75

See Notes to Financial Statements.	43

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2022. This report covers Short Duration Income Portfolio (the “Fund”).

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

44

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

45

Notes to Financial Statements (unaudited)(continued)

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The

46

Notes to Financial Statements (unaudited)(continued)

Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the six months ended June 30, 2022, the average interest rate paid, the amount of interest paid and the average principal amount for the days borrowed in the period were as follows:

Interest Rate	Interest Expense	Average Amount Borrowed
(10)%	$6	2,518

(l)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2022, the Fund had no unfunded loan commitments.

47

Notes to Financial Statements (unaudited)(continued)

(m)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the annual rate of:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended June 30, 2022, the effective management fee, was at an annualized rate of .35% of the Fund’s average daily net assets.

48

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04 % of the Fund’s average daily net assets. Lord Abbett voluntarily waived $7,775 of fund administration fees during the six months ended June 30, 2022.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021 was as follows:

	Six Months Ended 6/30/2022 (unaudited	)	Year Ended 12/31/2021
Distributions paid from:
Ordinary income	$–		$2,684,842
Total distributions paid	$–		$2,684,842

As of December 31, 2021, the Fund had a capital loss carryforward of $2,793,253, which will carry forward indefinitely.

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$124,018,050
Gross unrealized gain	46,172
Gross unrealized loss	(7,075,597)
Net unrealized security gain (loss)	$(7,029,425)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, amortization of premium and wash sales.

49

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$9,043,381	$36,134,181	$8,861,553	$31,570,175

*	Includes U.S. Government sponsored enterprise securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund engaged in cross-trade purchases of $276,694 which resulted in no net realized gain (loss).

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund may enter into forward foreign currency exchange contracts for the six months ended June 30, 2022 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2022 (as described in Note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

Asset Derivatives	Interest Rate Contracts
Futures Contracts(1)	$7,435
Liability Derivatives
Futures Contracts(1)	271,593

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

50

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2022, were as follows:

Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(1)	$(971,456)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(2)	$(225,067)
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	246

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2022.
(1)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(3)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,529,791	$–	$3,529,791
Total	$3,529,791	$–	$3,529,791

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$3,529,791	$–	$–		$(3,529,791)	$–
Total	$3,529,791	$–	$–		$(3,529,791)	$–

51

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Reverse Repurchase Agreements	$2,518	$–	$2,518
Total	$2,518	$–	$2,518

	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a	)	Securities Collateral Pledged(a )	Net Amount(c	)
Barclays plc	$2,518	$–	$–		$(2,518)	$–
Total	$2,518	$–	$–		$(2,518)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2022.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the six months ended June 30, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

52

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2022, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2022, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

53

Notes to Financial Statements (unaudited)(continued)

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022, the Fund did not have any securities out on loan.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Certain instruments in which the Fund may invest rely in some fashion upon LIBOR. On March 5, 2021, the United Kingdom Financial Conduct Authority (FCA) and LIBOR’s administrator, ICE Benchmark Administration (IBA), announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of

54

Notes to Financial Statements (unaudited)(continued)

transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private

55

Notes to Financial Statements (unaudited)(concluded)

institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (unaudited	)	Year Ended December 31, 2021
Shares sold	1,754,200		3,310,929
Reinvestment of distributions	–		190,685
Shares reacquired	(1,423,869)		(2,495,844)
Increase	330,331		1,005,770

56

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

57

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Short Duration Income Portfolio	SFSDI-PORT-3 (08/22)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Schedule of Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

Date: August 17, 2022	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 17, 2022	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 17, 2022	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer